UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9082

M Fund, Inc.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon	97209
(Address of principal executive offices)	(Zip code)

Bridget McNamara-Fenesy, President, M Fund, Inc. M Financial Plaza, 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

with a Copy to:

Cynthia Beyea

Eversheds Sutherland LLP

700 Sixth Street, N.W.

Washington, D.C. 20001-3980

Registrant's telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2020

Item 1. Reports to Stockholders.

The semi-annual report for the period January 1, 2020 through June 30, 2020 is filed herewith.

M FUND, INC.

M International Equity Fund

M Large Cap Growth Fund

M Capital Appreciation Fund

M Large Cap Value Fund

Semi-Annual Report
June 30, 2020

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by calling your insurance company. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by sending a request in writing to your insurance company or to your financial intermediary. Your election to receive reports in paper will apply to all funds held with the fund complex.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Shares		Value (Note 1)
	COMMON STOCKS—71.6%
	Australia—4.5%
5,596	Adbri, Ltd.§	$12,298
917	Afterpay, Ltd.*,§	39,521
3,702	AGL Energy, Ltd.§	43,662
8,035	ALS, Ltd.§	36,501
1,335	Altium, Ltd.§	30,019
6,817	Alumina, Ltd.§	7,684
24,812	AMP, Ltd.*,§	31,810
1,732	Ampol, Ltd.§	35,184
1,231	Ansell, Ltd.§	31,271
4,688	AP Eagers, Ltd.†,§	21,955
2,943	APA Group§	22,662
820	Appen, Ltd.§	19,275
1,691	ARB Corp., Ltd.§	21,175
16,116	Ardent Leisure Group, Ltd.*,§	4,358
4,576	Aristocrat Leisure, Ltd.§	80,927
785	ASX, Ltd.§	46,386
5,956	Atlas Arteria, Ltd.§	27,350
27,196	Aurizon Holdings, Ltd.§	92,595
9,677	Austal, Ltd.§	21,807
16,565	Australia & New Zealand Banking Group, Ltd.§	214,371
24,262	Australian Agricultural Co., Ltd.*,§	17,321
23,353	Australian Pharmaceutical Industries, Ltd.†,§	18,494
7,187	Bank of Queensland, Ltd.†,§	30,732
5,183	Bapcor, Ltd.†,§	21,133
19,836	Beach Energy, Ltd.†,§	20,944
3,363	Bega Cheese, Ltd.§	10,336
5,914	Bendigo & Adelaide Bank, Ltd.†,§	28,749
23,935	BHP Group, Ltd.§	593,990
5,632	Bingo Industries, Ltd.†,§	8,393
177	Blackmores, Ltd.†,§	9,567
9,483	BlueScope Steel, Ltd.§	76,912
8,931	Boral, Ltd.§	23,477
9,097	Brambles, Ltd.§	68,435
1,849	Breville Group, Ltd.§	29,193
1,742	Brickworks, Ltd.†,§	19,170
2,491	carsales.com, Ltd.§	30,645
6,463	Challenger, Ltd.†,§	19,809
16,096	Cleanaway Waste Management, Ltd.§	24,531
6,210	Coca-Cola Amatil, Ltd.§	37,225
444	Cochlear, Ltd.§	57,933
Shares		Value (Note 1)
	Australia (Continued)
8,123	Coles Group, Ltd.§	$96,493
11,972	Commonwealth Bank of Australia§	576,565
3,340	Computershare, Ltd.§	30,691
34,520	Cooper Energy, Ltd.*,§	8,943
983	Corporate Travel Management, Ltd.§	6,608
4,775	Costa Group Holdings, Ltd.†,§	9,630
1,104	Credit Corp. Group, Ltd.§	12,073
2,419	Crown Resorts, Ltd.§	16,166
3,152	CSL, Ltd.§	624,894
9,383	CSR, Ltd.§	23,861
14,019	Domain Holdings Australia, Ltd.†,§	32,455
857	Domino's Pizza Enterprises, Ltd.†,§	40,675
4,400	Downer EDI, Ltd.§	13,460
5,205	Elders, Ltd.§	33,914
7,109	Estia Health, Ltd.§	7,625
1,597	EVENT Hospitality and Entertainment, Ltd.§	9,344
13,141	Evolution Mining, Ltd.§	52,535
7,807	FlexiGroup, Ltd.†,§	6,099
1,206	Flight Centre Travel Group, Ltd.†,§	9,315
24,562	Fortescue Metals Group, Ltd.§	235,678
20,115	G8 Education, Ltd.†,§	12,353
9,874	Genworth Mortgage Insurance Australia, Ltd.§	14,162
3,873	GrainCorp, Ltd., Class A*,§	11,068
9,317	GWA Group, Ltd.†,§	17,889
7,543	Harvey Norman Holdings, Ltd.†,§	18,595
15,902	Healius, Ltd.§	33,490
7,352	IGO, Ltd.§	24,815
21,765	Incitec Pivot, Ltd.§	28,287
5,200	Inghams Group, Ltd.†,§	11,493
10,029	Insurance Australia Group Ltd.§	40,090
1,622	InvoCare, Ltd.†,§	11,777
8,432	IOOF Holdings, Ltd.§	28,802
2,813	IPH, Ltd.§	14,518
3,090	IRESS, Ltd.§	23,438
1,653	James Hardie Industries Plc†,§	31,551
2,408	JB Hi-Fi, Ltd.§	71,809
86,962	Jupiter Mines, Ltd.§	16,854
2,949	LendLease Group§	25,309

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Australia (Continued)
10,414	Link Administration Holdings, Ltd.§	$29,511
2,407	Macquarie Group, Ltd.§	198,129
1,204	Magellan Financial Group, Ltd.§	49,007
22,423	Mayne Pharma Group, Ltd.*,†,§	5,992
1,182	McMillan Shakespeare, Ltd.§	7,429
13,978	Metcash, Ltd.†,§	26,248
1,851	Mineral Resources, Ltd.§	27,157
1,365	Monadelphous Group, Ltd.†,§	10,208
21,227	National Australia Bank, Ltd.§	268,373
10,216	New Hope Corp., Ltd.†,§	9,725
2,024	Newcrest Mining, Ltd.§	45,126
5,029	NEXTDC, Ltd.*,†,§	34,393
5,984	nib holdings, Ltd.§	19,132
33,934	Nine Entertainment Co. Holdings, Ltd.§	32,507
8,096	Northern Star Resources, Ltd.§	77,062
12,393	NRW Holdings, Ltd.§	16,052
6,389	Nufarm, Ltd.*,§	18,104
5,539	Oil Search, Ltd.§	12,198
11,530	oOh!media, Ltd.§	7,376
1,802	Orica, Ltd.§	20,718
10,538	Origin Energy, Ltd.§	42,688
7,294	Orora, Ltd.†,§	12,833
6,746	OZ Minerals, Ltd.§	51,257
3,547	Pendal Group, Ltd.†,§	14,823
12,923	Perenti Global, Ltd.§	10,345
1,379	Perpetual, Ltd.†,§	28,267
43,898	Perseus Mining, Ltd.*,§	40,521
2,030	Premier Investments, Ltd.§	24,283
1,044	Pro Medicus, Ltd.†,§	19,108
2,665	Qantas Airways, Ltd.*,§	6,952
10,651	Qantas Airways, Ltd.§	27,903
8,115	QBE Insurance Group, Ltd.§	49,888
10,387	Qube Holdings, Ltd.†,§	20,958
17,985	Ramelius Resources, Ltd.§	25,111
1,186	Ramsay Health Care, Ltd.§	54,667
6,758	Regis Resources, Ltd.§	24,853
26,531	Resolute Mining, Ltd.*,§	21,306
3,594	Rio Tinto, Ltd.§	243,703
4,596	Sandfire Resources, Ltd.§	16,160
12,603	Santos, Ltd.§	46,340
13,467	Saracen Mineral Holdings, Ltd.*,§	51,722
2,007	SEEK, Ltd.§	30,462
2,605	Select Harvests, Ltd.§	11,370
Shares		Value (Note 1)
	Australia (Continued)
47,993	Senex Energy, Ltd.*,§	$7,570
62,916	Seven West Media, Ltd.*,§	4,021
4,361	Sims, Ltd.†,§	23,895
1,552	Sonic Healthcare, Ltd.§	32,764
21,815	South32, Ltd.§	30,890
34,579	Southern Cross Media Group, Ltd.§	4,230
12,721	Spark Infrastructure Group§	19,087
9,141	SpeedCast International, Ltd.*,†,§	3,738
9,086	St. Barbara, Ltd.§	20,209
6,536	Star Entertainment Grp, Ltd. (The)§	12,873
11,526	Steadfast Group, Ltd.§	26,765
2,942	Suncorp Group, Ltd.§	18,836
4,830	Super Retail Group, Ltd.†,§	27,165
4,242	Sydney Airport§	16,632
13,624	Tabcorp Holdings, Ltd.§	31,904
6,444	Tassal Group, Ltd.§	15,418
4,562	Technology One, Ltd.§	27,740
32,411	Telstra Corp., Ltd.§	70,162
8,658	Transurban Group§	84,546
1,963	Treasury Wine Estates, Ltd.§	14,210
4,434	United Malt Grp, Ltd.*,§	12,650
12,616	Vocus Group, Ltd.*,†,§	25,812
3,525	Webjet, Ltd.†,§	8,098
8,107	Wesfarmers, Ltd.§	251,801
6,437	Western Areas, Ltd.§	11,780
25,658	Westpac Banking Corp.§	319,610
19,506	Whitehaven Coal, Ltd.†,§	19,351
6,285	Woodside Petroleum, Ltd.§	94,455
7,616	Woolworths Group, Ltd.§	196,401
4,639	Worley, Ltd.†,§	28,107
		7,521,811
	Austria—0.3%
984	ANDRITZ AG§	35,786
1,218	AT&S Austria Technologie & Systemtechnik AG§	21,864
658	CA Immobilien Anlagen AG§	21,899
133	DO & Co. AG†,§	6,786
2,245	Erste Group Bank AG*,§	52,756
1,172	EVN AG§	19,765
1,377	FACC AG†,§	9,967
1,233	IMMOFINANZ AG*,§	21,035
491	Lenzing AG*,†,§	22,705

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Austria (Continued)
1,311	OMV AG§	$43,771
3,082	Raiffeisen Bank International AG§	54,821
1,417	S IMMO AG§	25,390
127	Schoeller-Bleckmann Oilfield Equipment AG§	3,353
1,874	Telekom Austria AG*,§	12,941
4,149	UNIQA Insurance Group AG§	27,895
884	Vienna Insurance Group AG Wiener Versicherung Gruppe§	19,745
1,881	voestalpine AG§	40,413
		440,892
	Belgium—0.7%
366	Ackermans & van Haaren NV*,§	47,819
2,424	Ageas SA/NV§	85,732
5,568	AGFA-Gevaert NV*,§	23,186
5,947	Anheuser-Busch InBev SA/NV§	293,107
156	Argenx SE*,§	34,770
120	Barco NV§	21,127
1,086	Bekaert SA§	21,264
991	bpost SA*,§	6,674
105	Cie d'Entreprises CFE*,§	7,151
609	Colruyt SA§	33,488
833	D'ieteren SA/NV§	46,075
196	Elia Group SA/NV§	21,253
1,410	Euronav NV§	11,334
2,756	Euronav SA*	22,461
548	EVS Broadcast Equipment SA§	10,078
1,400	Fagron§	29,423
202	Galapagos NV*,§	39,654
387	Gimv NV§	22,245
1,847	KBC Group NV§	105,785
9	Lotus Bakeries NV§	28,601
216	Melexis NV†,§	16,358
2,034	Ontex Group NV*,§	29,742
1,080	Orange Belgium SA§	17,583
1,637	Proximus SADP§	33,334
214	Sipef NV§	10,550
256	Solvay SA§	20,470
449	Telenet Group Holding NV§	18,463
688	Tessenderlo Group SA*,§	20,462
852	UCB SA§	98,618
523	Umicore SA§	24,591
		1,201,398
Shares		Value (Note 1)
	Canada—6.7%
1,800	Absolute Software Corp.	$18,310
6,700	Advantage Oil & Gas, Ltd.*	8,192
1,679	Aecon Group, Inc.	18,254
607	Ag Growth International, Inc.†	12,215
279	Agnico Eagle Mines, Ltd.	17,865
5,042	Aimia, Inc.*	11,030
1,100	Air Canada*,†	13,734
6,200	Alacer Gold Corp.*	42,609
7,242	Alamos Gold, Inc., Class A	67,534
900	Alaris Royalty Corp.†	8,585
878	Algonquin Power & Utilities Corp.†	11,350
5,308	Alimentation Couche-Tard, Inc., Class B	166,442
1,600	AltaGas, Ltd.	18,444
1,185	Altus Group, Ltd.	35,604
7,137	ARC Resources, Ltd.†	23,972
989	Aritzia, Inc.*	13,849
700	Atco, Ltd., Class I	20,764
84	Aurora Cannabis, Inc.*,†	1,039
16,677	B2Gold Corp.	94,834
850	Badger Daylighting, Ltd.†	18,608
5,371	Bank of Montreal	285,878
8,200	Bank of Nova Scotia (The)	339,331
1,452	Barrick Gold Corp.	39,117
2,209	Barrick Gold Corp.	59,439
3,183	Bausch Health Cos., Inc.*	58,239
11,400	Baytex Energy Corp.*,†	5,794
1,608	BCE, Inc.†	67,063
9,500	Birchcliff Energy, Ltd.†	7,977
7,292	BlackBerry, Ltd.*	35,558
2,062	Boralex, Inc., Class A	46,933
1,680	Brookfield Asset Management, Inc., Class A	55,291
785	BRP, Inc.	33,479
2,078	CAE, Inc.	33,705
4,802	Cameco Corp.	49,237
1,985	Canaccord Genuity Group, Inc.†	10,103
400	Canada Goose Holdings, Inc.*,†	9,287
3,635	Canadian Imperial Bank of Commerce†	242,958
4,408	Canadian National Railway Co.	389,986
14,634	Canadian Natural Resources, Ltd.	253,853
863	Canadian Pacific Railway, Ltd.	219,513

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Canada (Continued)
532	Canadian Tire Corp., Ltd., Class A†	$46,099
500	Canadian Utilities, Ltd., Class A	12,448
1,880	Canadian Western Bank†	32,750
1,876	Canfor Corp.*	16,264
2,194	Capital Power Corp.†	45,218
6,100	Cardinal Energy, Ltd.†	2,381
6,100	Cascades, Inc.	66,455
1,637	CCL Industries, Inc., Class B	52,911
6,166	Celestica, Inc.*	42,330
1,967	Cenovus Energy, Inc.	9,200
5,235	Centerra Gold, Inc.	58,419
9,000	CES Energy Solutions Corp.†	7,160
1,621	CGI, Inc.*	102,124
4,339	CI Financial Corp.	55,196
2,372	Cineplex, Inc.†	14,048
490	Cogeco Communications, Inc.	35,303
300	Cogeco, Inc.	17,904
825	Colliers International Group, Inc.†	47,339
122	Constellation Software, Inc.	137,752
5,812	Corus Entertainment, Inc., Class B†	12,244
3,354	Crescent Point Energy Corp.†	5,435
3,330	CRH Medical Corp.*	6,966
1,100	Dollarama, Inc.	36,591
1,821	Dorel Industries, Inc., Class B	7,283
2,200	DREAM Unlimited Corp., Class A	14,520
6,100	Dundee Precious Metals, Inc.	40,169
4,100	ECN Capital Corp.	11,657
4,401	Eldorado Gold Corp.*	42,435
9,925	Element Fleet Management Corp.	74,057
663	Emera, Inc.	26,088
3,287	Enbridge, Inc.	99,991
2,520	Enbridge, Inc.	76,625
2,494	Enerflex, Ltd.	9,443
7,134	Enerplus Corp.†	20,074
882	Enghouse Systems, Ltd.	47,102
7,100	Ensign Energy Services, Inc.	5,439
4,400	Extendicare, Inc.†	18,182
281	Fairfax Financial Holdings, Ltd.	86,815
2,600	Fiera Capital Corp.†	18,194
3,098	Finning International, Inc.†	42,239
4,882	First Majestic Silver Corp.*,†	48,547
3,380	First Quantum Minerals, Ltd.	26,938
Shares		Value (Note 1)
	Canada (Continued)
547	FirstService Corp.	$55,099
2,952	Fortis, Inc.	112,266
10,041	Fortuna Silver Mines, Inc.*,†	51,033
206	Franco-Nevada Corp.	28,777
3,500	Freehold Royalties, Ltd.†	9,075
787	Genworth MI Canada, Inc.†	19,252
1,045	George Weston, Ltd.	76,551
1,500	Gibson Energy, Inc.	23,346
1,871	Gildan Activewear, Inc.	28,983
5,700	Gran Tierra Energy, Inc.*,†	1,931
806	Great-West Lifeco, Inc.	14,130
1,700	Home Capital Group, Inc.*,†	25,270
7,321	Hudbay Minerals, Inc.†	22,164
5,928	Husky Energy, Inc.†	19,475
2,998	Hydro One, Ltd.#,†	56,378
1,537	iA Financial Corp., Inc.	51,467
3,400	IAMGOLD Corp.*	13,499
800	Imperial Oil, Ltd.†	12,870
2,417	Innergex Renewable Energy, Inc.	34,005
359	Intact Financial Corp.	34,168
3,165	Inter Pipeline, Ltd.	29,468
2,045	Interfor Corp.*,†	17,232
2,087	Intertape Polymer Group, Inc.†	18,417
1,600	Invesque, Inc.	3,984
19,814	Ivanhoe Mines, Ltd., Class A*	56,190
700	Jamieson Wellness, Inc.	18,346
500	K-Bro Linen, Inc.	9,741
7,152	Kelt Exploration, Ltd.*,†	7,375
3,848	Keyera Corp.†	58,587
17,698	Kinross Gold Corp.*	127,755
4,203	Kirkland Lake Gold, Ltd.	173,061
3,700	Knight Therapeutics, Inc.*	19,132
800	Laurentian Bank of Canada†	16,853
1,289	Linamar Corp.	34,846
1,322	Loblaw Cos., Ltd.	64,376
8,900	Lucara Diamond Corp.†	4,065
13,050	Lundin Mining Corp.	69,979
8,872	Magna International, Inc.	395,110
4,800	Major Drilling Group International, Inc.*,†	15,168
8,035	Manulife Financial Corp.	109,315
1,530	Maple Leaf Foods, Inc.†	32,130
7,300	Martinrea International, Inc.	55,277
1,895	Medical Facilities Corp.†	6,058
4,700	MEG Energy Corp.*	13,052

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Canada (Continued)
1,000	Methanex Corp.	$18,047
1,382	Metro, Inc.	57,006
562	Morneau Shepell, Inc.	13,119
470	MTY Food Group, Inc.	8,426
2,700	Mullen Group, Ltd.†	14,459
4,527	National Bank of Canada†	205,142
14,800	New Gold, Inc.*	20,059
1,740	NFI Group, Inc.	21,340
1,156	Norbord, Inc.†	26,388
1,126	North West Co., Inc. (The)†	24,617
2,067	Northland Power, Inc.†	51,736
664	Nutrien, Ltd.†	21,334
1,500	Nutrien, Ltd.	48,150
11,800	OceanaGold Corp.*	27,466
793	Onex Corp.	35,824
2,715	Open Text Corp.	115,292
3,316	Osisko Gold Royalties, Ltd.†	33,121
1,520	Ovintiv, Inc.†	14,454
4,296	Pan American Silver Corp.†	130,469
4,549	Parex Resources, Inc.*	54,819
700	Park Lawn Corp.	11,560
1,907	Parkland Corp.	47,352
1,760	Pason Systems, Inc.	9,619
1,360	Pembina Pipeline Corp.	34,000
377	Pembina Pipeline Corp.†	9,425
4,630	Peyto Exploration & Development Corp.†	6,105
900	PrairieSky Royalty, Ltd.†	5,688
11,600	Precision Drilling Corp.*,†	8,801
300	Premium Brands Holdings Corp.†	19,137
2,837	Primo Water Corp.	38,931
1,000	Quebecor, Inc., Class B	21,486
700	Recipe Unlimited Corp.	4,780
1,500	Restaurant Brands International, Inc.	81,640
1,345	Richelieu Hardware, Ltd.	28,612
1,489	Ritchie Bros Auctioneers, Inc.†	60,620
2,204	Rogers Communications, Inc., Class B	88,559
5,300	Rogers Sugar, Inc.†	18,270
12,100	Royal Bank of Canada	820,957
1,740	Russel Metals, Inc.†	20,789
1,204	Saputo, Inc.	28,708
4,547	Secure Energy Services, Inc.	5,593
11,834	SEMAFO, Inc.*	40,359
Shares		Value (Note 1)
	Canada (Continued)
10,397	Seven Generations Energy, Ltd., Class A*	$23,205
4,609	Shaw Communications, Inc., Class B	75,164
1,968	ShawCor, Ltd.†	3,928
34	Shopify, Inc., Class A*	32,273
40	Shopify, Inc., Class A*	38,001
1,794	Sienna Senior Living, Inc.†	12,223
1,359	Sleep Country Canada Holdings, Inc.#	16,087
1,519	SNC-Lavalin Group, Inc.†	25,634
737	Spin Master Corp.*,#	13,317
3,369	SSR Mining, Inc.*	71,792
1,600	Stantec, Inc.	49,393
400	Stella-Jones, Inc.	10,059
600	Sun Life Financial, Inc.	22,050
649	Sun Life Financial, Inc.	23,850
17,263	Suncor Energy, Inc.	291,065
3,579	Superior Plus Corp.	29,315
7,700	Tamarack Valley Energy, Ltd.*,†	5,048
546	TC Energy Corp.†	23,326
439	TC Energy Corp.	18,816
8,602	Teck Resources, Ltd., Class B	90,101
3,900	Teranga Gold Corp.*	35,334
1,944	TFI International, Inc.	69,005
287	Thomson Reuters Corp.	19,500
3,200	Timbercreek Financial Corp.†	20,248
801	TMX Group, Ltd.†	79,197
6,950	TORC Oil & Gas, Ltd.†	8,703
2,171	Torex Gold Resources, Inc.*	34,206
1,339	Toromont Industries, Ltd.†	66,447
11,126	Toronto-Dominion Bank (The)	496,556
5,111	Tourmaline Oil Corp.	44,687
7,036	TransAlta Corp.	41,721
2,812	TransAlta Renewables, Inc.	30,220
3,800	Transcontinental, Inc., Class A†	42,266
12,242	Trican Well Service, Ltd.*,†	7,394
3,001	Tricon Capital Group, Inc.†	20,226
15,700	Turquoise Hill Resources, Ltd.*,†	11,565
1,000	Uni-Select, Inc.†	5,429
2,344	Vermilion Energy, Inc.†	10,429
1,800	Wajax Corp.†	11,137
200	Waste Connections, Inc.	18,758
272	Waste Connections, Inc.	25,483
1,290	West Fraser Timber Co., Ltd.†	45,344

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Canada (Continued)
12,500	Western Forest Products, Inc.†	$8,563
1,515	Wheaton Precious Metals Corp.†	66,633
14,502	Whitecap Resources, Inc.†	23,821
400	Winpak, Ltd.	12,254
452	WSP Global, Inc.†	27,721
19,921	Yamana Gold, Inc.	108,292
		11,107,611
	Denmark—1.7%
189	ALK-Abello A/S*,§	50,440
2,469	Alm Brand A/S*,§	23,036
894	Ambu A/S, Class B†,§	28,099
11	AP Moller—Maersk A/S, Class A§	11,930
23	AP Moller—Maersk A/S, Class B§	26,775
907	Bang & Olufsen A/S*,†,§	1,856
1,814	Bang & Olufsen A/S*,†,§	3,698
641	Carlsberg A/S, Class B§	84,676
555	Chr Hansen Holding A/S§	57,210
568	Coloplast A/S, Class B§	88,056
805	D/S Norden A/S§	10,826
3,111	Danske Bank A/S*,§	41,379
1,375	Demant A/S*,†,§	36,235
1,284	Dfds A/S*,†,§	39,580
68	Drilling Co. of 1972 A/S (The)*,§	1,432
2,368	DSV PANALPINA A/S§	288,886
1,244	FLSmidth & Co. A/S*,§	35,861
196	Genmab A/S*,§	65,566
1,611	GN Store Nord A/S§	85,780
771	H Lundbeck A/S§	28,978
818	H+H International A/S, Class B*,§	13,135
3,142	ISS A/S*,§	49,714
1,765	Jyske Bank A/S, Registered*,§	51,728
1,970	Matas A/S§	17,434
266	Nilfisk Holding A/S*,§	3,669
362	NNIT A/S#,†,§	6,405
12,082	Novo Nordisk A/S, Class B§	781,841
2,254	Novozymes A/S, Class B§	130,257
727	Orsted A/S#,§	83,845
1,611	Pandora A/S§	87,456
376	Per Aarsleff Holding A/S§	13,542
930	Ringkjoebing Landbobank A/S§	65,655
44	Rockwool International A/S, Class A§	10,754
Shares		Value (Note 1)
	Denmark (Continued)
186	Rockwool International A/S, Class B§	$50,304
1,104	Royal Unibrew A/S*,§	91,791
1,644	Scandinavian Tobacco Group A/S, Class A#,§	24,235
336	Schouw & Co. A/S§	26,736
638	SimCorp A/S§	68,736
1,256	Spar Nord Bank A/S*,§	9,976
1,818	Sydbank A/S*,§	33,694
676	Topdanmark A/S§	27,914
837	Tryg A/S§	24,217
1,231	Vestas Wind Systems A/S§	125,261
615	Zealand Pharma A/S*,§	21,169
		2,829,767
	Finland—1.1%
1,769	Ahlstrom-Munksjo Oyj§	26,517
1,559	Cargotec Oyj, Class B§	36,135
1,769	Elisa OyJ§	107,529
2,285	Finnair Oyj*,†,§	2,026
3,720	Fortum Oyj§	70,573
1,418	Huhtamaki Oyj*,§	55,753
1,799	Kemira Oyj§	23,138
956	Kesko Oyj, Class A§	15,497
2,664	Kesko Oyj, Class B§	45,518
578	Kojamo Oyj§	12,198
2,212	Kone Oyj, Class B§	152,001
1,119	Konecranes Oyj§	25,254
3,137	Metsa Board Oyj†,§	21,196
1,568	Metso Oyj†,§	51,313
3,273	Neste Oyj§	127,826
9,209	Nokia Oyj§	40,329
1,922	Nokian Renkaat Oyj§	42,131
12,077	Nordea Bank Abp*,§	83,301
281	Olvi Oyj, Class A§	13,332
7,100	Oriola Oyj, Class B§	15,948
727	Orion Oyj, Class A§	35,144
1,558	Orion Oyj, Class B§	75,324
10,116	Outokumpu Oyj*,§	28,817
2,902	Outotec Oyj†,§	15,988
7,476	Raisio Oyj , Class V§	25,514
873	Revenio Group Oyj†,§	27,576
2,447	Sampo Oyj, Class A§	84,069
8,204	Stora Enso Oyj, Class R§	97,835
1,519	Terveystalo Oyj#,§	14,963

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Finland (Continued)
390	TietoEVRY Oyj*,§	$10,628
1,160	Tikkurila Oyj†,§	16,141
2,646	Tokmanni Group Corp.§	39,028
5,865	UPM-Kymmene Oyj§	169,252
775	Uponor Oyj§	10,424
559	Vaisala Oyj, Class A§	20,932
2,116	Valmet Oyj§	55,152
5,634	Wartsila Oyj Abp§	46,506
6,293	YIT Oyj§	34,185
		1,774,993
	France—6.0%
969	Accor SA*,§	26,292
162	Aeroports de Paris§	16,609
3,912	Air France-KLM*,†,§	17,683
2,627	Air Liquide SA§	378,521
3,566	Airbus SE*,§	253,752
370	Akka Technologies†,§	11,828
936	Albioma SA†,§	38,448
966	Alstom SA§	44,869
476	Alten SA*,§	40,881
272	Amundi SA*,#,§	21,276
1,401	Arkema SA§	133,791
820	Atos SE*,§	69,793
368	Aubay§	11,570
10,652	AXA SA§	222,298
1,320	Beneteau SA§	9,369
234	BioMerieux§	32,128
3,404	BNP Paribas SA*,§	134,945
5,145	Bollore SA§	16,136
3,865	Bouygues SA*,§	131,843
3,079	Bureau Veritas SA*,§	64,872
1,394	Capgemini SE§	159,460
5,418	Carrefour SA§	83,639
20,011	CGG SA*,§	21,836
6,743	Cie de Saint-Gobain*,§	242,360
3,063	Cie Generale des Etablissements Michelin SCA†,§	317,315
585	Cie Plastic Omnium SA§	11,901
961	CNP Assurances*,§	11,043
2,606	Coface SA*,§	17,065
4,116	Credit Agricole SA*,§	38,879
4,080	Danone SA§	281,934
257	Dassault Systemes SE§	44,292
5,436	Derichebourg SA§	15,551
Shares		Value (Note 1)
	France (Continued)
106	Devoteam SA§	$8,674
3,010	Edenred§	131,497
1,777	Eiffage SA*,§	162,252
6,771	Electricite de France SA§	62,354
1,532	Elior Group SA#,§	8,714
4,742	Elis SA*,§	55,262
11,071	Engie SA*,§	136,653
601	Eramet*,§	21,518
478	EssilorLuxottica SA*,§	61,265
155	Eurofins Scientific SE*,§	97,170
739	Euronext NV#,§	74,008
1,237	Europcar Mobility Group*,#,†,§	2,934
4,666	Eutelsat Communications SA§	42,993
846	Faurecia SE*,§	32,984
178	Fnac Darty SA*,§	7,386
180	Gaztransport Et Technigaz SA§	13,704
218	Hermes International§	181,948
77	ID Logistics Group*,§	14,909
126	Iliad SA§	24,558
743	Imerys SA§	25,287
825	Ingenico Group SA*,§	131,374
308	Ipsen SA§	26,153
1,041	IPSOS§	26,045
530	Jacquet Metal Service SA†,§	6,972
614	JCDecaux SA*,§	11,404
685	Kaufman & Broad SA§	23,599
488	Kering SA§	265,067
1,206	Korian SA*,§	44,094
948	L'Oreal SA§	303,919
1,721	Lagardere SCA*,†,§	24,465
1,064	Lectra§	19,321
2,297	Legrand SA§	174,292
1,684	LVMH Moet Hennessy Louis Vuitton SE§	737,590
971	Maisons du Monde SA#,§	12,684
444	Mersen SA§	10,559
1,630	Natixis SA*,§	4,247
812	Nexans SA*,§	37,659
1,827	Nexity SA§	59,053
31,311	Orange SA§	374,047
525	Orpea§	60,640
425	Pernod-Ricard SA§	66,797
13,186	Peugeot SA*,§	214,043
3,240	Publicis Groupe SA§	104,739
993	Quadient§	14,463

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	France (Continued)
101	Remy Cointreau SA†,§	$13,742
2,261	Renault SA*,§	57,231
5,791	Rexel SA§	66,093
931	Rothschild & Co.*,§	22,470
393	Rubis SCA†,§	18,863
1,755	Safran SA*,§	175,557
2,623	Sanofi§	266,861
174	Sartorius Stedim Biotech§	43,920
3,125	Schneider Electric SE§	346,462
2,540	SCOR SE*,§	69,514
393	SEB SA§	64,888
6,297	SES SA§	42,960
411	Societe BIC SA†,§	20,856
2,627	Societe Generale SA*,§	43,705
716	Sodexo SA§	48,366
206	SOITEC*,§	22,916
344	Sopra Steria Group§	42,331
1,621	SPIE SA§	24,179
5,033	STMicroelectronics NV§	136,536
3,853	Suez SA§	45,113
889	Technicolor SA, Registered*,†,§	2,771
606	Teleperformance§	153,635
2,268	Television Francaise 1*,†,§	12,251
943	Thales SA§	76,066
18,666	Total SA§	710,980
198	Trigano SA§	20,714
680	Ubisoft Entertainment SA*,§	56,005
3,814	Veolia Environnement SA§	85,665
436	Vicat SA§	13,388
3,269	Vinci SA§	300,613
95	Virbac SA*,§	20,794
1,864	Vivendi SA§	47,777
328	Worldline SA*,#,§	28,338
		9,943,035
	Germany—5.3%
696	1&1 Drillisch AG§	18,010
1,887	Aareal Bank AG*,§	36,764
1,377	adidas AG*,§	360,250
210	ADO Properties SA*,#,§	5,712
1,932	ADVA Optical Networking SE*,§	12,724
1,604	Allianz SE, Registered§	327,174
136	Amadeus Fire AG*,§	16,860
12,733	Aroundtown SA*,§	72,880
Shares		Value (Note 1)
	Germany (Continued)
408	Aurubis AG§	$25,132
4,459	BASF SE§	249,169
333	Bauer AG*,§	3,641
5,917	Bayer AG, Registered§	434,305
4,607	Bayerische Motoren Werke AG§	293,508
474	BayWa AG§	15,312
261	Bechtle AG§	45,880
592	Befesa SA#,§	23,065
435	Beiersdorf AG§	49,353
1,136	Bilfinger SE§	21,652
1,357	Borussia Dortmund GmbH & Co. KGaA§	8,784
1,982	Brenntag AG§	104,049
603	CANCOM SE§	31,946
226	Carl Zeiss Meditec AG§	22,021
3,791	CECONOMY AG*,§	13,182
159	Cewe Stiftung & Co. KGAA§	17,583
6,421	Commerzbank AG*,§	28,587
270	CompuGroup Medical SE & Co. KgaA§	21,231
1,367	Continental AG§	133,521
612	Corestate Capital Holding SA*,§	12,340
1,506	Covestro AG*,#,§	57,155
1,019	CTS Eventim AG & Co. KGaA*,§	42,324
10,083	Daimler AG, Registered§	408,700
414	Delivery Hero SE*,#,§	42,181
9,056	Deutsche Bank AG, Registered*,§	85,869
584	Deutsche Beteiligungs AG§	19,833
1,312	Deutsche Boerse AG§	237,143
696	Deutsche EuroShop AG*,§	9,812
5,519	Deutsche Lufthansa AG, Registered*,§	55,308
3,746	Deutsche Pfandbriefbank AG*,#,§	27,299
10,000	Deutsche Post AG, Registered§	364,797
27,548	Deutsche Telekom AG, Registered§	460,806
1,745	Deutsche Wohnen SE§	78,282
3,473	Deutz AG*,§	16,317
821	Dialog Semiconductor Plc*,§	37,419
1,375	Duerr AG§	35,800
28,452	E.ON SE§	319,879
298	Eckert & Ziegler Strahlen- und Medizintechnik AG§	49,724
168	Elmos Semiconductor AG§	4,065

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Germany (Continued)
2,150	Evonik Industries AG§	$54,466
334	Fielmann AG§	22,455
479	Fraport AG Frankfurt Airport Services Worldwide*,§	20,872
2,143	Freenet AG§	34,388
2,283	Fresenius Medical Care AG & Co. KGaA§	194,643
2,593	Fresenius SE & Co. KGaA§	127,993
305	FUCHS PETROLUB SE§	10,247
2,497	GEA Group AG§	78,804
620	Gerresheimer AG§	57,053
287	Gesco AG§	4,915
1,432	Grand City Properties SA§	33,028
336	Hannover Rueck SE§	57,793
243	Hapag-Lloyd AG#,§	14,152
417	HeidelbergCement AG§	22,218
6,593	Heidelberger Druckmaschinen AG*,§	4,220
524	Hella GmbH & Co. KGaA§	21,410
443	Henkel AG & Co. KGaA§	36,816
160	HOCHTIEF AG§	14,161
461	Hornbach Holding AG & Co. KGaA§	38,173
1,048	HUGO BOSS AG§	31,645
38	Hypoport SE*,§	16,801
721	Indus Holding AG§	24,334
14,412	Infineon Technologies AG§	336,856
788	Jenoptik AG§	18,439
6,571	K+S AG, Registered§	41,364
578	KION Group AG§	35,483
2,961	Kloeckner & Co. SE*,§	16,137
434	Koenig & Bauer AG*,§	9,651
500	Krones AG§	31,989
730	LANXESS AG§	38,373
698	LEG Immobilien AG§	88,555
564	Merck KGaA§	65,384
4,159	METRO AG§	39,292
373	MTU Aero Engines AG§	64,464
600	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered§	155,715
1,083	Nemetschek SE§	74,307
33	New Work SE§	10,103
1,039	Norma Group SE§	27,622
Shares		Value (Note 1)
	Germany (Continued)
390	OHB SE*,§	$18,261
799	OSRAM Licht AG*,§	36,619
471	PATRIZIA AG§	11,402
1,490	ProSiebenSat.1 Media SE*,§	17,713
656	Puma SE*,§	50,588
1,192	QIAGEN NV*,§	51,326
19	Rational AG§	10,626
824	Rheinmetall AG§	71,267
549	RHOEN-KLINIKUM AG§	11,197
1,227	Rocket Internet SE*,#,§	26,364
641	RTL Group SA§	20,507
2,164	RWE AG§	75,705
959	S&T AG*,§	24,543
1,686	SAF-Holland SE*,§	9,930
523	Salzgitter AG*,§	7,352
2,279	SAP SE§	317,227
963	Scout24 AG#,§	74,849
2,581	Siemens AG, Registered§	303,184
279	Siltronic AG§	28,421
185	Sixt SE*,§	14,112
435	Software AG§	17,537
638	Stabilus SA§	33,418
286	STRATEC SE§	27,945
324	Stroeer SE & Co. KGaA*,§	21,783
1,626	Suedzucker AG§	25,603
731	Symrise AG§	84,810
1,795	TAG Immobilien AG§	42,761
1,202	Takkt AG§	12,257
315	Talanx AG*,§	11,690
420	Technotrans SE*,§	7,768
5,253	Telefonica Deutschland Holding AG§	15,495
2,041	thyssenkrupp AG*,§	14,434
1,060	Uniper SE§	34,209
2,405	United Internet AG, Registered§	101,483
542	Volkswagen AG§	86,995
4,022	Vonovia SE§	246,375
257	Vossloh AG*,§	11,216
236	Wacker Chemie AG§	16,125
904	Wacker Neuson SE§	13,638
209	Washtec AG*,§	8,599
767	Zeal Network SE§	27,552
		8,774,555
The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Hong Kong—1.9%
60,200	AIA Group, Ltd.§	$560,285
2,500	ASM Pacific Technology, Ltd.§	26,423
9,400	Bank of East Asia, Ltd. (The)§	21,487
2,700	BOC Aviation, Ltd.#,§	17,341
13,000	BOC Hong Kong Holdings, Ltd.§	41,276
10,000	Cafe de Coral Holdings, Ltd.§	20,788
16,000	Cathay Pacific Airways, Ltd.§	15,486
15,000	Chow Sang Sang Holdings International, Ltd.§	15,901
56,000	CITIC Telecom International Holdings, Ltd.§	17,786
6,500	CK Asset Holdings, Ltd.§	38,652
22,500	CK Hutchison Holdings, Ltd.§	144,237
2,000	CK Infrastructure Holdings, Ltd.§	10,304
8,500	CLP Holdings, Ltd.§	83,238
6,000	Dah Sing Banking Group, Ltd.§	5,485
4,800	Dah Sing Financial Holdings, Ltd.§	13,505
52,500	Esprit Holdings, Ltd.*,§	5,738
51,000	Far East Consortium International, Ltd.§	16,758
111,000	FIH Mobile, Ltd.*,§	11,897
58,000	First Pacific Co., Ltd.§	11,146
20,000	Galaxy Entertainment Group, Ltd.§	135,797
40,000	Giordano International, Ltd.§	6,065
7,000	Great Eagle Holdings, Ltd.§	17,589
142,000	Guotai Junan International Holdings, Ltd.§	18,521
108,000	Haitong International Securities Group, Ltd.§	25,801
4,000	Hang Lung Group, Ltd.§	9,306
6,000	Hang Lung Properties, Ltd.§	14,224
8,300	Hang Seng Bank, Ltd.§	140,139
5,500	Henderson Land Development Co., Ltd.§	20,828
7,500	HKBN, Ltd.§	13,132
19,200	HKR International, Ltd.§	8,562
21,000	HKT Trust & HKT, Ltd.§	30,868
41,055	Hong Kong & China Gas Co., Ltd.§	63,487
7,706	Hong Kong Exchanges & Clearing, Ltd.§	328,420
14,179	Hongkong & Shanghai Hotels, Ltd. (The)§	12,829
Shares		Value (Note 1)
	Hong Kong (Continued)
50,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.§	$7,940
9,000	Hysan Development Co., Ltd.§	29,018
41,000	IGG, Inc.§	33,572
5,500	Johnson Electric Holdings, Ltd.§	9,789
7,000	Kerry Logistics Network, Ltd.§	9,294
6,000	Kerry Properties, Ltd.§	15,502
5,750	L'Occitane International SA§	9,639
38,400	Landing International Development, Ltd.*,§	1,241
15,500	Lifestyle International Holdings, Ltd.§	12,785
6,000	Luk Fook Holdings International, Ltd.§	13,027
51,600	Man Wah Holdings, Ltd.§	49,393
480,000	Mason Group Holdings, Ltd.§	1,546
1,300	Meituan Dianping, Class B*,§	28,877
11,000	Melco International Development, Ltd.§	21,232
4,079	MTR Corp., Ltd.§	21,098
10,000	NagaCorp, Ltd.§	11,649
17,000	New World Development Co., Ltd.§	80,803
44,000	NewOcean Energy Holdings, Ltd.*,§	4,142
17,000	NWS Holdings, Ltd.§	14,688
181,000	Pacific Basin Shipping, Ltd.§	26,542
29,000	Pacific Textiles Holdings, Ltd.§	14,038
66,000	PCCW, Ltd.§	37,658
5,500	Power Assets Holdings, Ltd.§	29,867
4,800	PRADA SpA*,§	16,641
63,195	Sa Sa International Holdings, Ltd.§	10,612
6,900	Samsonite International SA*,#,§	7,002
12,800	Sands China, Ltd.§	50,089
12,000	Shangri-La Asia, Ltd.§	10,357
100,000	Shun Tak Holdings, Ltd.§	37,203
138,000	Singamas Container Holdings, Ltd.§	9,085
8,000	Sino Land Co., Ltd.§	10,073
23,000	SITC International Holdings Co., Ltd.§	24,506
13,000	SJM Holdings, Ltd.§	14,533
13,500	SmarTone Telecommunications Holdings, Ltd.§	7,231
5,500	Sun Hung Kai Properties, Ltd.§	70,093
27,000	SUNeVision Holdings, Ltd.§	21,240
4,500	Swire Pacific, Ltd., Class A§	23,803

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Hong Kong (Continued)
15,000	Swire Pacific, Ltd., Class B§	$14,312
6,200	Swire Properties, Ltd.§	15,745
8,000	Techtronic Industries Co., Ltd.§	78,046
12,000	Television Broadcasts, Ltd.§	13,934
30,000	United Laboratories International Holdings, Ltd. (The)§	25,954
12,000	Vitasoy International Holdings, Ltd.§	46,213
1,300	VTech Holdings, Ltd.§	7,813
105,500	WH Group, Ltd.#,§	90,539
2,000	Wharf Real Estate Investment Co., Ltd.§	9,545
3,000	Wheelock & Co., Ltd.§	25,067
9,200	Wynn Macau, Ltd.§	15,983
34,000	Xinyi Glass Holdings, Ltd.§	41,819
14,500	Yue Yuen Industrial Holdings, Ltd.§	22,161
		3,126,240
	Ireland—0.6%
5,093	AIB Group Plc*,§	6,397
10,939	Bank of Ireland Group Plc*,§	22,381
10,801	Cairn Homes Plc*,§	10,546
3,828	CRH Plc§	130,929
6,965	CRH Plc, SP ADR	238,969
1,042	Flutter Entertainment Plc*,†,§	136,776
1,946	Irish Continental Group Plc§	7,747
526	Kerry Group Plc, Class A§	65,438
2,770	Kingspan Group Plc§	178,262
4,774	Smurfit Kappa Group Plc§	159,312
		956,757
	Israel—0.4%
734	Airport City, Ltd.*,§	7,873
568	Alony Hetz Properties & Investments, Ltd.§	5,638
2,317	Amot Investments, Ltd.§	10,511
9,376	Bank Hapoalim BM§	56,158
9,084	Bank Leumi Le-Israel BM§	45,772
25	Bayside Land Corp.§	12,984
22,557	Bezeq The Israeli Telecommunication Corp., Ltd.*,§	20,444
2,356	Cellcom Israel, Ltd.*,§	9,278
1,006	Clal Insurance Enterprises Holdings, Ltd.*,§	8,416
Shares		Value (Note 1)
	Israel (Continued)
187	Elbit Systems, Ltd.†	$25,628
58	Electra, Ltd.§	24,727
432	First International Bank of Israel, Ltd.§	9,132
501	Fox Wizel, Ltd.§	18,464
2,147	Harel Insurance Investments & Financial Services, Ltd.§	11,629
7,565	ICL Group, Ltd.§	22,519
275	IDI Insurance Co., Ltd.§	6,408
464	Isracard, Ltd.§	1,053
6,033	Israel Discount Bank, Ltd., Class A§	18,460
1,175	Matrix IT, Ltd.§	25,022
2,083	Maytronics, Ltd.§	23,692
1,106	Menora Mivtachim Holdings, Ltd.§	11,120
1,212	Mizrahi Tefahot Bank, Ltd.§	22,813
2,005	Naphtha Israel Petroleum Corp., Ltd.*,§	6,537
156	Nice, Ltd.*,§	29,469
324	Nice, Ltd., SP ADR*	61,314
417	Nova Measuring Instruments, Ltd.*,§	20,078
21,016	Oil Refineries, Ltd.§	3,915
2,397	Partner Communications Co., Ltd.*,§	10,648
134	Paz Oil Co., Ltd.§	10,727
403	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.§	22,327
6,488	Shikun & Binui, Ltd.*,§	23,207
700	Strauss Group, Ltd.§	19,387
1,314	Summit Real Estate Holdings, Ltd.§	11,978
3,070	Teva Pharmaceutical Industries, Ltd., SP ADR*	37,853
862	Tower Semiconductor, Ltd.*	16,456
		671,637
	Italy—1.7%
23,194	A2A SpA§	32,805
548	ACEA SpA§	10,509
1,290	Amplifon SpA*,§	34,311
6,692	Anima Holding SpA#,§	28,735
8,535	Assicurazioni Generali SpA†,§	128,986
2,754	Atlantia SpA*,†,§	44,170
5,171	Autogrill SpA*,§	27,134

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Italy (Continued)
1,709	Azimut Holding SpA§	$29,149
2,332	Banca Farmafactoring SpA*,#,§	13,244
623	Banca Generali SpA§	18,634
1,606	Banca IFIS SpA*,§	15,406
9,396	Banca Popolare di Sondrio SCPA*,§	17,720
30,073	Banco BPM SpA*,§	44,779
10,009	BPER Banca*,†,§	24,836
732	Brunello Cucinelli SpA*,†,§	21,723
1,230	Buzzi Unicem SpA§	26,451
3,016	Cairo Communication SpA*,§	4,964
1,300	Carel Industries SpA#,§	23,846
4,487	Cerved Group SpA*,§	32,204
27,159	CIR SpA-Compagnie Industriali*,§	12,683
8,425	CNH Industrial NV*,§	58,856
3,914	Credito Emiliano SpA§	19,325
2,482	Credito Valtellinese SpA*,§	14,641
2,404	Davide Campari-Milano SpA§	20,232
253	DiaSorin SpA§	48,396
59,059	Enel SpA§	508,803
15,027	Eni SpA§	143,091
806	ERG SpA§	17,360
8,133	Falck Renewables SpA§	49,642
741	Ferrari NV§	126,263
22,449	Fiat Chrysler Automobiles NV*,§	225,190
18,781	Fincantieri SpA*,†,§	12,888
4,947	FinecoBank Banca Fineco SpA*,§	66,661
1,912	Freni Brembo SpA*,§	17,639
725	Gruppo MutuiOnline SpA§	15,481
6,924	Hera SpA§	26,005
192	IMA Industria Macchine Automatiche SpA*,†,§	11,531
1,134	Interpump Group SpA§	33,647
57,274	Intesa Sanpaolo SpA*,§	109,414
9,018	Iren SpA§	22,329
7,345	Italgas SpA§	42,620
2,260	Leonardo SpA§	14,952
7,518	Mediobanca Banca di Credito Finanziario SpA§	53,868
1,339	Moncler SpA*,§	51,126
7,618	OVS SpA*,#,†,§	8,273
1,752	Pirelli & C SpA*,#,§	7,420
2,693	Poste Italiane SpA#,§	23,384
5,199	Saipem SpA§	12,942
1,080	Salvatore Ferragamo SpA*,§	14,602
10,551	Saras SpA*,§	8,287
Shares		Value (Note 1)
	Italy (Continued)
14,612	Snam SpA§	$71,070
5,594	Societa Cattolica di Assicurazioni SC†,§	32,127
3,313	Tamburi Investment Partners SpA§	21,646
2,650	Technogym SpA*,#,§	22,059
151,273	Telecom Italia SpA§	59,357
29,205	Telecom Italia SpA§	11,306
1,807	Tenaris SA§	11,649
9,476	Terna Rete Elettrica Nazionale SpA§	65,059
7,682	UniCredit SpA*,§	70,525
22,877	Unione di Banche Italiane SpA*,§	74,648
15,391	Unipol Gruppo SpA*,§	59,775
9,399	UnipolSai Assicurazioni SpA†,§	22,448
		2,898,826
	Japan—17.3%
1,200	77 Bank, Ltd. (The)§	17,847
400	ABC-Mart, Inc.§	23,402
1,500	ADEKA Corp.§	19,973
1,500	Advantest Corp.§	85,201
4,700	Aeon Co., Ltd.§	109,167
1,400	AEON Financial Service Co., Ltd.§	15,271
2,100	Aeon Mall Co., Ltd.§	27,859
2,100	AGC, Inc.†,§	59,738
700	Aica Kogyo Co., Ltd.§	22,947
2,900	Aida Engineering, Ltd.§	19,603
8,600	Aiful Corp.*,§	18,911
300	Ain Holdings, Inc.†,§	19,629
2,300	Air Water, Inc.§	32,442
1,600	Aisin Seiki Co., Ltd.§	46,627
2,900	Ajinomoto Co., Inc.§	48,181
1,200	Alconix Corp.§	12,943
800	Alfresa Holdings Corp.§	16,654
2,600	Alps Alpine Co., Ltd.§	33,315
2,700	Amada Co., Ltd.§	22,069
1,000	Amano Corp.§	20,745
700	ANA Holdings, Inc.*,§	15,920
1,500	Anritsu Corp.†,§	35,556
1,100	AOKI Holdings, Inc.§	6,366
900	Aoyama Trading Co., Ltd.§	6,112
700	Aozora Bank, Ltd.§	12,186
500	Arata Corp.§	22,383
2,000	Arcland Sakamoto Co., Ltd.§	35,113

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
1,000	Arcs Co., Ltd.§	$20,092
1,400	Arisawa Manufacturing Co., Ltd.§	10,413
1,800	Asahi Diamond Industrial Co., Ltd.†,§	8,178
3,400	Asahi Group Holdings, Ltd.†,§	119,113
1,000	Asahi Holdings, Inc.§	26,467
1,600	Asahi Intecc Co., Ltd.§	45,465
15,000	Asahi Kasei Corp.§	121,868
10,900	Astellas Pharma, Inc.§	181,448
2,400	Atom Corp.†,§	18,252
1,600	Avex, Inc.§	12,657
800	Awa Bank, Ltd. (The)§	17,946
1,100	Azbil Corp.§	33,508
2,000	Bandai Namco Holdings, Inc.§	105,112
600	Bank of Kyoto, Ltd. (The)§	21,263
1,300	Bank of the Ryukyus, Ltd.§	11,521
1,300	Bell System24 Holdings, Inc.§	16,809
1,300	Belluna Co., Ltd.§	7,306
800	Benesse Holdings, Inc.§	21,513
1,500	Bic Camera, Inc.§	15,892
7,200	Bridgestone Corp.†,§	231,661
4,000	Broadleaf Co., Ltd.†,§	19,550
1,400	Brother Industries, Ltd.§	25,227
3,200	Bunka Shutter Co., Ltd.§	22,156
700	Calbee, Inc.§	19,356
900	Canon Electronics, Inc.§	13,432
4,600	Canon, Inc.†,§	91,517
1,200	Capcom Co., Ltd.§	43,552
1,600	Casio Computer Co., Ltd.§	27,767
1,100	Central Glass Co., Ltd.§	18,684
900	Central Japan Railway Co.§	139,318
3,700	Chiba Bank, Ltd. (The)§	17,440
1,100	Chofu Seisakusho Co., Ltd.§	23,105
3,800	Chubu Electric Power Co., Inc.§	47,797
700	Chudenko Corp.§	15,022
1,200	Chugai Pharmaceutical Co., Ltd.§	64,148
1,700	Chugoku Electric Power Co., Inc. (The)§	22,699
2,300	Chugoku Marine Paints, Ltd.§	17,062
5,400	Citizen Watch Co., Ltd.§	17,542
3,900	CMK Corp.†,§	15,015
800	Coca-Cola Bottlers Japan Holdings, Inc.†,§	14,500
200	cocokara fine, Inc.§	10,754
1,000	Colowide Co., Ltd.†,§	13,622
Shares		Value (Note 1)
	Japan (Continued)
900	COMSYS Holdings Corp.§	$26,588
5,100	Concordia Financial Group, Ltd.§	16,326
2,000	Cosmo Energy Holdings Co., Ltd.§	29,140
1,900	Credit Saison Co., Ltd.§	21,725
900	CyberAgent, Inc.§	44,151
1,700	Dai Nippon Printing Co., Ltd.§	38,937
3,600	Dai-ichi Life Holdings, Inc.§	42,875
2,100	Daicel Corp.§	16,226
3,700	Daido Metal Co., Ltd.§	18,847
600	Daido Steel Co., Ltd.§	18,401
700	Daifuku Co., Ltd.§	61,157
1,000	Daihen Corp.§	35,842
700	Daiho Corp.§	15,706
400	Daiichi Sankyo Co., Ltd.§	32,667
600	Daiichikosho Co., Ltd.§	17,956
1,500	Daikin Industries, Ltd.§	241,209
1,400	Daikyonishikawa Corp.†,§	6,249
800	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.§	17,312
1,900	Daio Paper Corp.†,§	25,328
900	Daiseki Co., Ltd.§	23,969
400	Daishi Hokuetsu Financial Group, Inc.§	8,089
500	Daito Trust Construction Co., Ltd.§	45,940
5,300	Daiwa House Industry Co., Ltd.§	125,004
9,500	Daiwa Securities Group, Inc.§	39,631
500	Daiwabo Holdings Co., Ltd.§	32,651
2,200	DCM Holdings Co., Ltd.§	25,244
1,200	DeNA Co., Ltd.§	14,954
1,300	Denka Co., Ltd.§	31,802
3,100	Denso Corp.§	120,935
1,500	Dentsu Group, Inc.†,§	35,580
2,400	Dexerials Corp.§	18,792
1,200	DIC Corp.†,§	30,079
400	Digital Arts, Inc.§	32,291
1,800	DMG Mori Co., Ltd.†,§	21,839
1,100	Doutor Nichires Holdings Co., Ltd.§	17,766
1,100	Dowa Holdings Co., Ltd.§	33,369
600	DTS Corp.§	12,376
1,000	Duskin Co., Ltd.†,§	25,465
1,100	Eagle Industry Co., Ltd.§	7,348
1,900	East Japan Railway Co.§	131,670
1,100	Ebara Corp.§	25,779
2,100	EDION Corp.§	21,278
300	Eisai Co., Ltd.§	23,780

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
600	Eizo Corp.§	$22,589
900	Electric Power Development Co., Ltd.§	17,063
28,400	ENEOS Holdings, Inc.§	100,627
1,000	Exedy Corp.§	14,848
900	Fancl Corp.§	26,674
400	FANUC Corp.§	71,477
400	Fast Retailing Co., Ltd.§	229,023
1,100	FCC Co., Ltd.§	18,838
2,700	Ferrotec Holdings Corp.§	16,266
2,100	Financial Products Group Co., Ltd.†,§	11,542
900	Foster Electric Co., Ltd.§	8,769
400	FP Corp.§	32,034
1,100	Fudo Tetra Corp.§	14,491
1,600	Fuji Corp.§	27,986
1,400	Fuji Electric Co., Ltd.§	38,264
1,500	Fuji Media Holdings, Inc.§	14,443
700	Fuji Oil Holdings, Inc.§	18,072
700	Fuji Seal International, Inc.§	13,610
900	FUJIFILM Holdings Corp.§	38,510
7,900	Fujikura, Ltd.§	22,731
600	Fujitsu General, Ltd.§	12,285
2,800	Fujitsu, Ltd.§	327,751
1,000	Fukuoka Financial Group, Inc.§	15,782
600	Fukuyama Transporting Co., Ltd.§	20,953
900	Furukawa Co., Ltd.§	9,142
1,200	Furukawa Electric Co., Ltd.§	29,053
1,200	Furuno Electric Co., Ltd.§	10,832
800	Futaba Corp.§	7,305
500	Fuyo General Lease Co., Ltd.§	27,783
800	Geo Holdings Corp.§	10,032
1,000	Glory, Ltd.§	22,725
700	Goldcrest Co., Ltd.§	9,575
400	Goldwin, Inc.§	26,117
5,100	Gree, Inc.†,§	21,850
1,000	GS Yuasa Corp.§	17,690
4,900	Gunma Bank, Ltd. (The)§	15,543
600	Gunze, Ltd.§	22,249
1,700	H2O Retailing Corp.§	11,355
5,000	Hachijuni Bank, Ltd. (The)§	18,965
2,400	Hakuhodo DY Holdings, Inc.§	28,522
500	Hamamatsu Photonics KK§	21,652
2,200	Hankyu Hanshin Holdings, Inc.§	74,361
800	Hanwa Co., Ltd.§	14,629
Shares		Value (Note 1)
	Japan (Continued)
400	Harmonic Drive Systems, Inc.†,§	$21,933
5,200	Haseko Corp.§	65,490
3,500	Hazama Ando Corp.§	20,223
1,200	Heiwa Corp.§	20,047
600	Heiwa Real Estate Co., Ltd.§	17,140
900	Heiwado Co., Ltd.§	15,773
200	Hikari Tsushin, Inc.§	45,548
3,100	Hiroshima Bank, Ltd. (The)§	14,607
900	HIS Co., Ltd.†,§	13,330
400	Hisamitsu Pharmaceutical Co., Inc.§	21,555
1,000	Hitachi Capital Corp.§	22,029
1,900	Hitachi Construction Machinery Co., Ltd.§	52,552
2,000	Hitachi Metals, Ltd.§	23,811
6,400	Hitachi Zosen Corp.§	23,332
9,500	Hitachi, Ltd.§	299,910
400	Hogy Medical Co., Ltd.§	12,308
2,900	Hokkaido Electric Power Co., Inc.§	11,132
700	Hokkoku Bank, Ltd. (The)§	18,544
3,000	Hokuetsu Corp.§	10,626
1,800	Hokuhoku Financial Group, Inc.†,§	14,879
2,300	Hokuriku Electric Power Co.§	14,669
1,200	Hokuto Corp.§	22,612
11,600	Honda Motor Co., Ltd.§	296,563
500	Horiba, Ltd.§	26,354
3,100	Hosiden Corp.§	27,146
600	House Foods Group, Inc.§	19,351
2,400	Hoya Corp.§	229,836
2,300	Hulic Co., Ltd.†,§	21,784
3,000	Hyakugo Bank, Ltd. (The)§	9,152
1,400	Ibiden Co., Ltd.§	40,856
6,700	Ichigo, Inc.†,§	16,793
600	Idec Corp.§	9,561
2,300	Idemitsu Kosan Co., Ltd.§	48,796
2,200	IHI Corp.§	31,821
1,100	Iida Group Holdings Co., Ltd.§	16,847
900	Inabata & Co., Ltd.§	10,858
4,200	Infomart Corp.§	29,173
7,300	Inpex Corp.§	45,194
1,000	Internet Initiative Japan, Inc.§	34,088
1,900	Isetan Mitsukoshi Holdings, Ltd.§	10,894
1,600	Ishihara Sangyo Kaisha, Ltd.§	10,467
1,500	Isuzu Motors, Ltd.§	13,545
500	Ito En, Ltd.§	28,187

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
2,500	ITOCHU Corp.§	$53,838
3,400	Itoham Yonekyu Holdings, Inc.§	20,455
700	Iwatani Corp.§	24,455
4,100	Iyo Bank, Ltd. (The)†,§	25,017
500	Izumi Co., Ltd.§	15,817
2,300	J Trust Co., Ltd.†,§	6,537
1,600	J. Front Retailing Co., Ltd.§	10,661
1,300	Jaccs Co., Ltd.§	21,174
700	Jafco Co., Ltd.§	23,608
1,400	Japan Airlines Co., Ltd.§	25,236
1,800	Japan Aviation Electronics Industry, Ltd.§	24,180
3,600	Japan Exchange Group, Inc.§	83,161
1,500	Japan Lifeline Co., Ltd.§	19,801
1,100	Japan Petroleum Exploration Co., Ltd.§	18,456
4,300	Japan Post Holdings Co., Ltd.§	30,577
600	Japan Pulp & Paper Co., Ltd.§	21,940
3,000	Japan Securities Finance Co., Ltd.§	14,212
1,300	Japan Steel Works, Ltd. (The)§	18,479
10,300	Japan Tobacco, Inc.†,§	191,105
1,700	Japan Wool Textile Co., Ltd. (The)§	16,832
3,600	JFE Holdings, Inc.§	25,785
1,500	JGC Holding Corp.§	15,789
400	JINS Holdings, Inc.§	24,291
600	Joshin Denki Co., Ltd.§	12,028
700	JSR Corp.§	13,509
3,800	JTEKT Corp.§	29,528
800	Juroku Bank, Ltd. (The)§	14,539
8,900	JVCKenwood Corp.§	13,459
2,200	K's Holdings Corp.§	30,102
1,900	Kadokawa Corp.§	38,980
800	Kaga Electronics Co., Ltd.§	14,519
800	Kagome Co., Ltd.§	23,912
4,900	Kajima Corp.§	58,363
1,100	Kakaku.com, Inc.§	27,855
500	Kaken Pharmaceutical Co., Ltd.§	25,551
1,000	Kamigumi Co., Ltd.§	19,612
1,300	Kanamoto Co., Ltd.§	28,393
2,200	Kandenko Co., Ltd.§	18,706
600	Kaneka Corp.§	15,588
1,700	Kanematsu Corp.§	20,309
4,400	Kansai Electric Power Co., Inc. (The)§	42,634
1,200	Kansai Paint Co., Ltd.§	25,293
Shares		Value (Note 1)
	Japan (Continued)
3,100	Kao Corp.†,§	$245,419
400	Kato Sangyo Co., Ltd.§	13,087
300	KAWADA TECHNOLOGIES, Inc.§	13,518
2,100	Kawasaki Heavy Industries, Ltd.§	30,215
1,600	Kawasaki Kisen Kaisha, Ltd.*,†,§	15,066
15,300	KDDI Corp.§	458,738
1,200	Keihan Holdings Co., Ltd.†,§	53,450
1,300	Keihin Corp.§	30,396
1,500	Keikyu Corp.§	22,961
700	Keio Corp.§	39,980
200	Keisei Electric Railway Co., Ltd.§	6,261
2,500	Keiyo Bank, Ltd. (The)§	12,009
4,600	Kenedix, Inc.§	22,668
900	Kewpie Corp.§	16,975
200	Keyence Corp.§	83,504
1,100	KH Neochem Co., Ltd.§	20,780
400	Kikkoman Corp.§	19,263
900	Kintetsu Group Holdings Co., Ltd.§	40,423
1,700	Kintetsu World Express, Inc.§	29,374
5,200	Kirin Holdings Co., Ltd.†,§	109,662
800	Kissei Pharmaceutical Co., Ltd.§	20,126
1,500	Kito Corp.§	18,807
2,600	Kitz Corp.§	16,566
1,600	Kiyo Bank, Ltd. (The)§	24,284
1,900	Koa Corp.§	17,684
900	Kobe Bussan Co., Ltd.§	50,736
4,400	Kobe Steel, Ltd.*,§	15,111
900	Kohnan Shoji Co., Ltd.§	28,412
1,500	Koito Manufacturing Co., Ltd.§	60,382
1,500	Kokuyo Co., Ltd.†,§	18,106
11,000	Komatsu, Ltd.§	224,892
1,100	KOMEDA Holdings Co., Ltd.§	18,652
1,000	Komeri Co., Ltd.§	25,548
1,400	Komori Corp.§	9,126
700	Konami Holdings Corp.§	23,318
6,900	Konica Minolta, Inc.§	23,820
1,200	Konoike Transport Co., Ltd.§	12,941
300	Kose Corp.§	36,068
3,200	Kubota Corp.†,§	47,723
400	Kumagai Gumi Co., Ltd.§	9,576
2,700	Kuraray Co., Ltd.†,§	28,177
400	Kureha Corp.§	17,481
1,100	KYB Corp.*,§	20,562
1,100	Kyocera Corp.§	59,853
1,500	Kyoei Steel, Ltd.§	17,965

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
1,700	Kyokuto Kaihatsu Kogyo Co., Ltd.§	$20,666
500	KYORIN Holdings, Inc.§	10,275
500	Kyoritsu Maintenance Co., Ltd.§	17,017
1,000	Kyowa Exeo Corp.§	23,875
1,100	Kyowa Kirin Co., Ltd.§	28,861
600	Kyudenko Corp.§	17,696
2,400	Kyushu Electric Power Co., Inc.§	20,134
5,000	Kyushu Financial Group, Inc.†,§	21,098
1,200	Kyushu Railway Co.†,§	31,133
600	Lasertec Corp.§	56,577
400	Lawson, Inc.§	20,056
100	LINE Corp.*,§	5,028
1,000	Lintec Corp.§	23,715
1,100	Lion Corp.§	26,372
2,600	LIXIL Group Corp.§	36,335
3,900	M3, Inc.§	165,853
700	Mabuchi Motor Co., Ltd.§	22,261
1,300	Macnica Fuji Electronics Holdings, Inc.§	18,882
900	Macromill, Inc.§	6,166
3,800	Maeda Corp.§	28,936
800	Maeda Kosen Co., Ltd.§	18,281
400	Maeda Road Construction Co., Ltd.§	7,539
600	Makino Milling Machine Co., Ltd.§	18,385
900	Makita Corp.§	32,685
6,900	Marubeni Corp.§	31,211
800	Marudai Food Co., Ltd.§	14,089
700	Maruha Nichiro Corp.§	14,325
1,100	Marui Group Co., Ltd.§	19,865
2,200	Marusan Securities Co., Ltd.†,§	8,367
1,900	Matsui Securities Co., Ltd.†,§	14,628
1,700	Maxell Holdings, Ltd.§	15,839
6,700	Mazda Motor Corp.§	40,172
500	McDonald's Holdings Co. Japan, Ltd.§	26,973
9,000	Mebuki Financial Group, Inc.§	20,863
1,000	Medipal Holdings Corp.§	19,251
1,000	Megachips Corp.§	19,357
1,000	Megmilk Snow Brand Co., Ltd.§	23,269
1,700	Meidensha Corp.§	27,527
700	MEIJI Holdings Co., Ltd.§	55,666
1,200	Meiko Electronics Co., Ltd.§	15,293
500	Meitec Corp.§	24,070
600	Milbon Co., Ltd.§	28,590
Shares		Value (Note 1)
	Japan (Continued)
1,200	Mimasu Semiconductor Industry Co., Ltd.§	$25,775
2,200	MINEBEA MITSUMI, Inc.§	39,888
900	Miraca Holdings, Inc.§	21,214
1,600	Mirait Holdings Corp.†,§	23,866
1,000	MISUMI Group, Inc.§	24,984
15,300	Mitsubishi Chemical Holdings Corp.§	89,047
3,600	Mitsubishi Corp.§	75,791
13,000	Mitsubishi Electric Corp.§	168,809
4,500	Mitsubishi Estate Co., Ltd.§	66,917
1,700	Mitsubishi Gas Chemical Co., Inc.§	25,716
1,000	Mitsubishi Heavy Industries, Ltd.§	23,591
900	Mitsubishi Logistics Corp.§	23,210
1,000	Mitsubishi Materials Corp.§	21,104
5,200	Mitsubishi Motors Corp.§	12,834
43,600	Mitsubishi UFJ Financial Group, Inc.§	170,527
8,700	Mitsubishi UFJ Lease & Finance Co., Ltd.§	41,177
4,900	Mitsui & Co., Ltd.§	72,456
2,500	Mitsui Chemicals, Inc.§	52,108
2,100	Mitsui E&S Holdings Co., Ltd.*,§	8,090
2,000	Mitsui Fudosan Co., Ltd.§	35,438
1,900	Mitsui Mining & Smelting Co., Ltd.§	38,593
1,900	Mitsui OSK Lines, Ltd.§	33,657
800	Mitsui-Soko Holdings Co., Ltd.§	11,065
300	Miura Co., Ltd.§	12,474
1,000	Mixi, Inc.§	17,647
700	Miyazaki Bank, Ltd. (The)§	15,448
84,900	Mizuho Financial Group, Inc.§	104,111
1,000	Mizuho Leasing Co., Ltd.§	21,993
300	Mochida Pharmaceutical Co., Ltd.§	11,154
400	Modec, Inc.§	5,665
7,000	Monex Group, Inc.†,§	14,162
300	Monogatari Corp. (The)†,§	23,353
1,100	MonotaRO Co., Ltd.§	44,058
700	Morinaga Milk Industry Co., Ltd.§	31,209
1,800	MS&AD Insurance Group Holdings, Inc.§	49,433
4,200	Murata Manufacturing Co., Ltd.§	246,096
2,000	Musashi Seimitsu Industry Co., Ltd.§	17,938
1,000	Musashino Bank, Ltd. (The)§	14,285

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
1,200	Nabtesco Corp.†,§	$36,965
600	Nachi-Fujikoshi Corp.§	18,878
1,500	Nagase & Co., Ltd.§	18,686
1,300	Nagoya Railroad Co., Ltd.§	36,697
1,200	Nankai Electric Railway Co., Ltd.§	27,432
800	Nanto Bank, Ltd. (The)§	15,521
2,600	NEC Corp.§	124,688
1,100	NET One Systems Co., Ltd.§	36,677
800	Nexon Co., Ltd.§	18,069
2,000	NGK Insulators, Ltd.§	27,616
2,500	NGK Spark Plug Co., Ltd.§	35,818
700	NH Foods, Ltd.§	28,085
2,400	NHK Spring Co., Ltd.§	15,544
1,300	Nichi-iko Pharmaceutical Co., Ltd.§	15,705
1,200	Nichias Corp.§	24,967
2,800	Nichicon Corp.§	19,436
300	NichiiGakkan Co., Ltd.§	4,619
800	Nichirei Corp.§	23,243
1,600	Nifco, Inc.§	34,129
700	Nihon Kohden Corp.§	23,522
1,000	Nihon M&A Center, Inc.§	45,171
1,800	Nihon Parkerizing Co., Ltd.§	18,001
900	Nihon Unisys, Ltd.§	28,320
1,700	Nikkiso Co., Ltd.†,§	16,184
1,300	Nikkon Holdings Co., Ltd.§	25,854
3,000	Nikon Corp.§	25,104
200	Nintendo Co., Ltd.§	88,993
1,200	Nippo Corp.§	30,277
600	Nippon Carbon Co., Ltd.§	19,114
1,500	Nippon Chemi-Con Corp.*,§	25,100
700	Nippon Densetsu Kogyo Co., Ltd.§	15,434
900	Nippon Electric Glass Co., Ltd.§	14,072
1,200	Nippon Express Co., Ltd.§	62,112
900	Nippon Flour Mills Co., Ltd.§	13,495
600	Nippon Gas Co., Ltd.§	25,754
15,200	Nippon Light Metal Holdings Co., Ltd.§	26,510
1,200	Nippon Paper Industries Co., Ltd.§	16,779
1,200	Nippon Seiki Co., Ltd.§	14,071
2,600	Nippon Sheet Glass Co., Ltd.*,§	9,003
300	Nippon Shinyaku Co., Ltd.§	24,394
400	Nippon Shokubai Co., Ltd.§	20,922
2,600	Nippon Signal Co., Ltd.§	27,328
900	Nippon Soda Co., Ltd.§	23,569
5,500	Nippon Steel Corp.§	51,726
Shares		Value (Note 1)
	Japan (Continued)
500	Nippon Steel Trading Corp.§	$15,744
3,600	Nippon Suisan Kaisha, Ltd.§	15,627
8,000	Nippon Telegraph & Telephone Corp.§	186,242
4,900	Nippon Thompson Co., Ltd.§	15,367
530	Nippon Yakin Kogyo Co., Ltd.§	7,864
1,800	Nippon Yusen KK§	25,326
2,200	Nipro Corp.§	24,425
2,000	Nishi-Nippon Financial Holdings, Inc.§	13,489
900	Nishi-Nippon Railroad Co., Ltd.§	24,378
1,000	Nishimatsu Construction Co., Ltd.§	19,876
700	Nishio Rent All Co., Ltd.§	14,431
800	Nissan Chemical Corp.§	40,978
23,100	Nissan Motor Co., Ltd.§	85,561
2,700	Nissan Shatai Co., Ltd.†,§	23,156
1,100	Nissha Co., Ltd.†,§	10,319
800	Nisshin Oillio Group, Ltd. (The)§	24,948
5,700	Nisshinbo Holdings, Inc.†,§	41,265
400	Nissin Foods Holdings Co., Ltd.§	35,405
1,600	Nissin Kogyo Co., Ltd.§	32,537
500	Nitori Holdings Co., Ltd.§	97,928
1,400	Nitto Denko Corp.§	79,220
700	Nitto Kogyo Corp.§	12,524
500	Noevir Holdings Co., Ltd.§	21,350
700	NOF Corp.§	24,213
1,100	Nojima Corp.§	27,755
1,500	NOK Corp.§	18,555
1,800	Nomura Co., Ltd.§	14,985
9,400	Nomura Holdings, Inc.§	42,068
1,100	Nomura Real Estate Holdings, Inc.§	20,420
1,500	Nomura Research Institute, Ltd.§	40,930
300	Noritake Co., Ltd.§	9,792
700	Noritsu Koki Co., Ltd.§	9,724
1,100	Noritz Corp.§	13,378
7,800	North Pacific Bank, Ltd.§	15,046
800	NSD Co., Ltd.§	13,643
2,900	NSK, Ltd.§	21,506
10,800	NTN Corp.§	21,559
5,900	NTT Data Corp.§	65,648
11,900	NTT DOCOMO, Inc.§	317,450
600	Obara Group, Inc.†,§	18,197
6,000	Obayashi Corp.§	56,109
2,100	Odakyu Electric Railway Co., Ltd.§	51,617

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
1,100	Ogaki Kyoritsu Bank, Ltd. (The)§	$23,158
12,000	Oji Holdings Corp.§	55,747
1,000	Okamura Corp.§	6,935
4,600	Okasan Securities Group, Inc.§	13,865
1,800	Oki Electric Industry Co., Ltd.§	17,332
1,155	Okinawa Electric Power Co., Inc. (The)§	19,179
500	OKUMA Corp.§	21,399
700	Okumura Corp.§	16,100
9,200	Olympus Corp.§	177,194
500	Omron Corp.§	33,498
3,700	Onward Holdings Co., Ltd.§	10,915
1,200	Open House Co., Ltd.§	41,107
400	Oracle Corp. Japan§	47,198
8,100	Orient Corp.§	8,869
15,600	ORIX Corp.§	192,353
2,000	Osaka Gas Co., Ltd.§	39,454
1,100	OSG Corp.†,§	16,844
700	Otsuka Corp.§	36,870
200	Otsuka Holdings Co., Ltd.§	8,717
1,900	Outsourcing, Inc.§	12,002
1,600	Pacific Industrial Co., Ltd.§	14,043
900	Pacific Metals Co., Ltd.§	12,805
3,600	Pan Pacific International Holdings Corp.§	78,951
31,300	Panasonic Corp.§	272,849
1,500	Park24 Co., Ltd.§	25,669
3,900	Penta-Ocean Construction Co., Ltd.§	20,948
800	PeptiDream, Inc.*,§	36,650
1,300	Persol Holdings Co., Ltd.§	17,857
1,000	Pigeon Corp.†,§	38,662
500	Pilot Corp.§	15,190
1,100	Piolax, Inc.§	16,404
2,500	Press Kogyo Co., Ltd.§	6,774
1,600	Pressance Corp.§	17,591
1,100	Prima Meat Packers, Ltd.§	29,409
1,300	Qol Holdings Co., Ltd.§	13,626
1,600	Raito Kogyo Co., Ltd.§	21,185
8,000	Rakuten, Inc.§	70,351
7,700	Recruit Holdings Co., Ltd.§	263,218
900	Relo Group, Inc.§	16,926
11,000	Renesas Electronics Corp.*,†,§	56,286
2,800	Rengo Co., Ltd.§	22,791
4,900	Resona Holdings, Inc.§	16,720
Shares		Value (Note 1)
	Japan (Continued)
1,100	Resorttrust, Inc.§	$14,239
5,100	Ricoh Co., Ltd.§	36,393
400	Ricoh Leasing Co., Ltd.§	10,995
400	Rinnai Corp.§	33,304
4,000	Riso Kyoiku Co., Ltd.§	12,099
100	Rohm Co., Ltd.§	6,627
1,100	Round One Corp.§	7,953
900	Royal Holdings Co., Ltd.†,§	15,645
500	Ryobi, Ltd.§	5,584
2,000	Ryohin Keikaku Co., Ltd.§	28,305
200	Ryosan Co., Ltd.§	4,114
600	S Foods, Inc.§	14,644
800	Saizeriya Co., Ltd.†,§	15,455
1,300	Sakata INX Corp.§	12,368
2,700	Sala Corp.§	14,259
1,800	SAMTY Co., Ltd.§	22,801
2,100	San-Ai Oil Co., Ltd.§	18,925
3,000	San-In Godo Bank, Ltd. (The)§	15,052
1,200	Sangetsu Corp.§	16,948
1,200	Sanken Electric Co., Ltd.§	23,603
1,300	Sanki Engineering Co., Ltd.§	14,874
600	Sankyo Co., Ltd.§	14,499
500	Sankyu, Inc.§	18,785
2,200	Santen Pharmaceutical Co., Ltd.§	40,441
2,300	Sanwa Holdings Corp.§	20,534
500	Sanyo Chemical Industries, Ltd.§	21,470
300	Sanyo Denki Co., Ltd.§	13,552
1,200	Sapporo Holdings, Ltd.†,§	22,494
900	Sato Holdings Corp.§	19,466
400	Sawai Pharmaceutical Co., Ltd.§	20,540
1,000	SBI Holdings, Inc.§	21,606
300	SCREEN Holdings Co., Ltd.§	14,010
200	SCSK Corp.§	9,718
400	Secom Co., Ltd.§	34,948
3,000	Seibu Holdings, Inc.§	32,575
1,000	Seikagaku Corp.§	10,496
4,500	Seiko Epson Corp.§	51,491
700	Seiko Holdings Corp.§	11,092
1,600	Seino Holdings Co., Ltd.§	20,916
1,400	Seiren Co., Ltd.§	17,672
6,200	Sekisui Chemical Co., Ltd.§	88,680
3,700	Sekisui House, Ltd.§	70,440
8,500	Senshu Ikeda Holdings, Inc.§	12,613
600	Seria Co., Ltd.§	21,330
5,900	Seven & i Holdings Co., Ltd.§	192,540
The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
7,000	Seven Bank, Ltd.§	$19,148
1,900	Sharp Corp.§	20,209
1,100	Shibaura Machine Co., Ltd.§	22,012
600	Shibuya Corp.§	15,595
1,000	Shiga Bank, Ltd. (The)§	22,164
1,700	Shikoku Electric Power Co., Inc.†,§	12,530
900	Shima Seiki Manufacturing, Ltd.§	12,826
1,300	Shimachu Co., Ltd.§	36,052
1,000	Shimadzu Corp.§	26,601
300	Shimamura Co., Ltd.§	20,307
100	Shimano, Inc.§	19,233
3,500	Shimizu Corp.§	28,732
1,400	Shin-Etsu Chemical Co., Ltd.§	163,658
2,000	Shin-Etsu Polymer Co., Ltd.§	16,333
1,900	Shinko Electric Industries Co., Ltd.§	25,761
1,700	Shinmaywa Industries, Ltd.§	15,928
1,800	Shinsei Bank, Ltd.§	21,676
1,600	Shionogi & Co., Ltd.§	100,159
600	Ship Healthcare Holdings, Inc.§	25,098
2,600	Shiseido Co., Ltd.§	164,840
2,200	Shizuoka Bank, Ltd. (The)§	14,141
2,800	Shizuoka Gas Co., Ltd.†,§	25,618
1,000	Showa Corp.§	20,641
2,700	Showa Denko KK†,§	60,534
1,000	Siix Corp.†,§	9,179
1,100	Sinfonia Technology Co., Ltd.§	10,445
3,900	SKY Perfect JSAT Holdings, Inc.§	14,467
2,600	Skylark Holdings Co., Ltd.†,§	41,500
200	SMC Corp.§	102,080
1,300	SMS Co., Ltd.§	29,154
2,700	Sodick Co., Ltd.†,§	19,940
15,400	SoftBank Group Corp.§	775,972
500	Sohgo Security Services Co., Ltd.§	23,274
7,800	Sojitz Corp.§	17,009
1,400	Sompo Holdings, Inc.§	48,146
10,500	Sony Corp.§	719,054
1,100	Sony Financial Holdings, Inc.§	26,475
800	Sotetsu Holdings, Inc.§	21,341
400	Square Enix Holdings Co., Ltd.§	20,174
400	Stanley Electric Co., Ltd.§	9,633
1,600	Star Micronics Co., Ltd.§	17,794
800	Starts Corp., Inc.§	16,378
4,600	Subaru Corp.§	95,662
1,900	SUMCO Corp.†,§	29,087
13,500	Sumitomo Chemical Co., Ltd.§	40,343
Shares		Value (Note 1)
	Japan (Continued)
3,800	Sumitomo Corp.§	$43,516
1,500	Sumitomo Dainippon Pharma Co., Ltd.§	20,736
5,300	Sumitomo Electric Industries, Ltd.§	60,961
1,600	Sumitomo Forestry Co., Ltd.§	20,082
1,700	Sumitomo Heavy Industries, Ltd.§	36,997
1,100	Sumitomo Metal Mining Co., Ltd.§	30,714
3,600	Sumitomo Mitsui Construction Co., Ltd.§	15,630
4,200	Sumitomo Mitsui Financial Group, Inc.§	118,117
1,200	Sumitomo Mitsui Trust Holdings, Inc.§	33,679
900	Sumitomo Osaka Cement Co., Ltd.§	31,591
1,700	Sumitomo Realty & Development Co., Ltd.§	46,746
3,700	Sumitomo Rubber Industries, Ltd.†,§	36,444
400	Sumitomo Seika Chemicals Co., Ltd.§	12,995
900	Sumitomo Warehouse Co., Ltd. (The)§	10,802
2,600	Sun Frontier Fudousan Co., Ltd.§	20,610
700	Sundrug Co., Ltd.§	23,129
1,100	Suntory Beverage & Food, Ltd.†,§	42,894
1,600	Sushiro Global Holdings, Ltd.§	35,233
400	Suzuken Co., Ltd.§	14,909
3,200	Suzuki Motor Corp.§	108,576
1,200	Sysmex Corp.§	92,168
1,700	Systena Corp.§	22,420
800	T Hasegawa Co., Ltd.§	17,934
2,400	T&D Holdings, Inc.§	20,518
700	Tachi-S Co., Ltd.§	5,621
2,200	Tadano, Ltd.†,§	18,345
1,800	Taiheiyo Cement Corp.§	41,625
3,200	Taisei Corp.§	116,368
200	Taisho Pharmaceutical Holdings Co., Ltd.§	12,240
1,200	Taiyo Nippon Sanso Corp.§	20,045
1,600	Taiyo Yuden Co., Ltd.§	49,671
1,600	Takashimaya Co., Ltd.†,§	13,355
4,600	Takeda Pharmaceutical Co., Ltd.§	164,177
1,200	Takeuchi Manufacturing Co., Ltd.†,§	19,934

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
2,100	Tamura Corp.§	$8,850
2,100	TDK Corp.§	208,182
600	TechnoPro Holdings, Inc.§	34,738
4,200	Teijin, Ltd.§	66,754
400	Tekken Corp.§	7,657
4,200	Terumo Corp.§	159,003
1,600	THK Co., Ltd.§	39,572
1,200	TIS, Inc.§	25,523
3,100	Toagosei Co., Ltd.§	30,302
1,500	Tobu Railway Co., Ltd.§	49,575
2,200	Tocalo Co., Ltd.§	23,635
3,500	Toda Corp.†,§	22,560
200	Toei Co., Ltd.§	26,719
600	Toho Co., Ltd.§	21,665
500	Toho Gas Co., Ltd.§	24,992
1,500	Toho Holdings Co., Ltd.§	27,911
900	Toho Zinc Co., Ltd.*,§	12,780
3,300	Tohoku Electric Power Co., Inc.§	31,383
3,600	Tokai Carbon Co., Ltd.†,§	33,766
1,300	Tokai Rika Co., Ltd.§	18,803
4,800	Tokai Tokyo Financial Holdings, Inc.§	10,601
200	Token Corp.§	13,034
1,600	Tokio Marine Holdings, Inc.§	69,706
1,100	Tokuyama Corp.§	25,850
1,300	Tokyo Broadcasting System Holdings, Inc.§	20,747
700	Tokyo Century Corp.†,§	35,796
1,500	Tokyo Dome Corp.§	10,756
9,100	Tokyo Electric Power Co. Holdings, Inc.*,§	27,928
1,100	Tokyo Electron, Ltd.§	269,953
2,400	Tokyo Gas Co., Ltd.§	57,400
1,400	Tokyo Kiraboshi Financial Group, Inc.§	14,308
500	Tokyo Ohka Kogyo Co., Ltd.†,§	24,997
800	Tokyo Seimitsu Co., Ltd.§	25,546
2,000	Tokyo Steel Manufacturing Co., Ltd.§	11,497
2,700	Tokyo Tatemono Co., Ltd.†,§	30,989
1,700	Tokyu Construction Co., Ltd.§	8,799
1,600	Tokyu Corp.§	22,508
6,100	Tokyu Fudosan Holdings Corp.§	28,544
5,300	TOMONY Holdings, Inc.§	17,054
1,900	Tomy Co., Ltd.§	14,979
Shares		Value (Note 1)
	Japan (Continued)
1,500	Topcon Corp.§	$12,057
2,600	Toppan Forms Co., Ltd.§	25,708
1,500	Toppan Printing Co., Ltd.§	25,006
1,100	Topre Corp.§	12,253
500	Topy Industries, Ltd.§	5,661
16,200	Toray Industries, Inc.§	76,304
900	Torii Pharmaceutical Co., Ltd.§	25,881
1,300	Tosei Corp.§	13,714
1,200	Toshiba Corp.§	38,242
6,500	Tosoh Corp.§	88,643
600	TOTO, Ltd.§	22,995
900	Towa Pharmaceutical Co., Ltd.§	16,627
3,100	Toyo Construction Co., Ltd.§	11,528
500	Toyo Ink SC Holdings Co., Ltd.§	9,451
1,000	Toyo Seikan Group Holdings, Ltd.§	11,283
1,600	Toyo Tire Corp.§	21,391
2,500	Toyobo Co., Ltd.§	34,788
1,200	Toyoda Gosei Co., Ltd.§	24,964
700	Toyota Industries Corp.§	37,062
22,300	Toyota Motor Corp.§	1,398,915
1,400	Toyota Tsusho Corp.§	35,455
600	TPR Co., Ltd.§	7,459
1,200	Trend Micro, Inc.§	67,017
300	Trusco Nakayama Corp.§	7,768
800	TS Tech Co., Ltd.§	21,937
600	Tsubakimoto Chain Co.§	14,549
2,600	Tsugami Corp.§	21,700
700	Tsumura & Co.§	18,263
700	TV Asahi Holdings Corp.§	10,197
1,000	UACJ Corp.§	17,892
2,000	Ube Industries, Ltd.§	34,366
900	Ulvac, Inc.†,§	25,984
900	Unicharm Corp.§	36,873
800	Unipres Corp.§	6,969
800	United Arrows, Ltd.§	13,531
1,100	United Super Markets Holdings, Inc.§	11,573
2,000	Ushio, Inc.§	26,618
1,300	USS Co., Ltd.§	20,769
400	V Technology Co., Ltd.§	13,568
1,200	Valor Holdings Co., Ltd.§	23,382
1,000	Valqua, Ltd.§	17,981
1,400	Vital KSK Holdings, Inc.§	13,374
800	Wacoal Holdings Corp.§	14,780
2,000	Wakita & Co., Ltd.§	17,149

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Japan (Continued)
400	Welcia Holdings Co., Ltd.§	$32,249
1,000	West Japan Railway Co.§	56,073
1,000	Xebio Holdings Co., Ltd.§	7,778
400	Yakult Honsha Co., Ltd.§	23,544
4,400	Yamada Denki Co., Ltd.§	21,827
2,100	Yamaguchi Financial Group, Inc.§	12,896
500	Yamaha Corp.§	23,524
5,600	Yamaha Motor Co., Ltd.§	87,740
2,400	Yamato Holdings Co., Ltd.§	51,877
900	Yamato Kogyo Co., Ltd.§	18,327
1,200	Yamazaki Baking Co., Ltd.§	20,617
400	Yaoko Co., Ltd.§	28,548
1,400	Yaskawa Electric Corp.§	48,407
1,200	Yellow Hat, Ltd.§	16,512
600	Yokogawa Bridge Holdings Corp.§	12,429
1,200	Yokogawa Electric Corp.§	18,714
2,500	Yokohama Reito Co., Ltd.§	20,717
2,100	Yokohama Rubber Co., Ltd. (The)†,§	29,510
1,400	Yoshinoya Holdings Co., Ltd.§	28,890
19,800	Z Holdings Corp.§	96,628
700	Zenkoku Hosho Co., Ltd.§	26,307
900	Zensho Holdings Co., Ltd.†,§	18,163
2,300	Zeon Corp.§	21,152
600	ZOZO, Inc.†,§	13,337
		28,735,836
	Netherlands—2.4%
1,275	Aalberts NV§	41,738
1,069	ABN AMRO Bank NV, CVA#,§	9,189
722	Accell Group NV*,§	17,813
31	Adyen NV*,#,§	45,164
13,492	Aegon NV§	40,130
1,266	Akzo Nobel NV§	113,262
5,987	Altice Europe NV*,§	23,051
580	AMG Advanced Metallurgical Group NV§	10,335
576	Amsterdam Commodities NV§	12,604
1,679	APERAM SA§	46,730
2,059	Arcadis NV*,†,§	37,188
8,063	ArcelorMittal SA*,§	84,663
802	ASM International NV§	123,691
2,066	ASML Holding NV§	757,351
2,865	ASR Nederland NV§	87,843
1,377	Basic-Fit NV*,#,§	36,042
Shares		Value (Note 1)
	Netherlands (Continued)
1,008	BE Semiconductor Industries NV§	$44,825
1,770	Boskalis Westminster*,†,§	34,871
954	Coca-Cola European Partners Plc†,§	36,081
1,543	Corbion NV§	55,508
691	Flow Traders#,§	24,707
2,407	Fugro NV, CVA*,†,§	9,349
490	GrandVision NV*,#,§	13,944
2,149	Heineken NV§	197,905
531	IMCD NV§	49,850
14,743	ING Groep NV§	102,417
2,027	Intertrust NV#,§	34,482
10,441	Koninklijke Ahold Delhaize NV§	284,322
7,677	Koninklijke BAM Groep NV*,§	13,862
812	Koninklijke DSM NV§	112,237
46,675	Koninklijke KPN NV§	123,622
2,981	Koninklijke Philips NV*,§	138,815
899	Koninklijke Vopak NV§	47,510
1,412	NN Group NV§	47,351
1,110	OCI NV*,†,§	11,551
10,631	PostNL NV§	22,804
805	Prosus NV*,§	74,712
1,610	Randstad NV§	71,631
4,503	SBM Offshore NV§	65,723
2,451	Signify NV*,#,§	63,212
839	Sligro Food Group NV§	12,919
1,271	TKH Group NV§	50,020
1,381	TomTom NV*,§	10,910
9,584	Unilever NV§	508,291
388	Van Lanschot Kempen NV§	5,625
2,640	Wolters Kluwer NV§	205,947
		3,961,797
	New Zealand—0.2%
15,320	Air New Zealand, Ltd.†,§	13,152
3,965	Auckland International Airport, Ltd.§	16,775
6,850	Chorus, Ltd.§	33,153
5,590	Contact Energy, Ltd.§	22,777
1,476	EBOS Group, Ltd.§	20,724
2,488	Fisher & Paykel Healthcare Corp., Ltd.§	57,535
3,759	Freightways, Ltd.§	17,524
11,190	Heartland Group Holdings, Ltd.§	8,966
13,666	Infratil, Ltd.§	41,374
1,307	Mainfreight, Ltd.§	33,459

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	New Zealand (Continued)
684	Restaurant Brands New Zealand, Ltd.*,§	$5,226
6,574	SKYCITY Entertainment Group, Ltd.§	10,235
14,615	Spark New Zealand, Ltd.§	43,277
3,998	Summerset Group Holdings, Ltd.§	16,790
6,133	Z Energy, Ltd.§	10,738
		351,705
	Norway—0.5%
404	Adevinta ASA*,§	4,072
751	Aker BP ASA§	13,712
4,348	Aker Solutions ASA*,§	3,791
2,299	Austevoll Seafood ASA§	19,002
11,411	B2Holding ASA*,†,§	4,431
438	Bakkafrost P/F*,§	27,591
480	Bonheur ASA†,§	11,733
1,580	Borregaard ASA§	16,790
1,094	BW Energy, Ltd.*,§	1,957
6,229	BW LPG, Ltd.#,§	19,450
5,362	BW Offshore, Ltd.§	17,654
4,966	DNB ASA§	65,707
12,792	DNO ASA†,§	7,712
1,270	Entra ASA#,§	16,231
12,646	Equinor ASA§	179,842
4,440	Europris ASA#,§	21,452
1,329	FLEX LNG, Ltd.†,§	6,128
1,365	Gjensidige Forsikring ASA*,§	25,143
768	Grieg Seafood ASA§	7,867
2,876	Hoegh LNG Holdings, Ltd.§	3,340
3,161	Mowi ASA§	60,079
13,327	Norsk Hydro ASA*,§	36,863
1,595	Norwegian Finans Holding ASA*,§	10,947
5,186	Odfjell Drilling, Ltd.*,†,§	5,847
2,546	Orkla ASA§	22,317
10,139	PGS ASA*,†,§	4,067
397	Salmar ASA*,§	18,960
1,776	Sbanken ASA*,#,§	11,551
2,544	Scatec Solar ASA#,§	41,420
404	Schibsted ASA, Class B*,§	9,571
1,199	SpareBank 1 SR-Bank ASA*,§	8,721
4,353	Storebrand ASA*,§	22,484
2,103	Subsea 7 SA*,§	13,274
4,815	Telenor ASA§	70,147
1,294	TGS NOPEC Geophysical Co. ASA§	18,772
Shares		Value (Note 1)
	Norway (Continued)
888	TOMRA Systems ASA§	$32,629
1,273	Veidekke ASA*,§	15,389
518	Yara International ASA§	17,997
		894,640
	Portugal—0.1%
3,185	Altri SGPS SA§	15,250
2,841	CTT-Correios de Portugal SA*,†,§	6,730
932	EDP Renovaveis SA§	12,867
5,078	Galp Energia SGPS SA§	58,659
1,861	Jeronimo Martins SGPS SA†,§	32,560
5,953	Navigator Co. SA (The)†,§	14,456
3,482	NOS SGPS SA†,§	15,178
10,709	REN—Redes Energeticas Nacionais SGPS SA§	29,218
20,529	Sonae SGPS SA§	14,787
		199,705
	Singapore—0.6%
35,700	Accordia Golf Trust§	17,630
23,500	Ascendas India Trust§	22,795
14,400	CapitaLand, Ltd.§	30,245
3,400	City Developments, Ltd.§	20,601
23,400	ComfortDelGro Corp., Ltd.§	24,403
3,900	Dairy Farm International Holdings, Ltd.§	18,162
8,000	DBS Group Holdings, Ltd.§	119,668
18,300	First Resources, Ltd.§	18,319
132,400	Golden Agri-Resources, Ltd.§	14,088
11,200	GuocoLand, Ltd.§	11,774
1,300	Haw Par Corp., Ltd.§	9,176
5,500	Hongkong Land Holdings, Ltd.§	22,765
1,000	Jardine Cycle & Carriage, Ltd.§	14,500
4,800	Keppel Corp., Ltd.†,§	20,560
57,577	Keppel Infrastructure Trust§	22,478
14,800	NetLink NBN Trust§	10,362
20,445	Oversea-Chinese Banking Corp., Ltd.§	132,303
3,200	SATS, Ltd.§	6,588
10,100	Sembcorp Industries, Ltd.§	12,728
18,500	Sembcorp Marine, Ltd.*,†,§	5,657
22,499	Singapore Airlines, Ltd.§	60,685
4,000	Singapore Exchange, Ltd.§	24,004
32,900	Singapore Post, Ltd.§	18,209
33,100	Singapore Press Holdings, Ltd.§	30,206

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Singapore (Continued)
8,200	Singapore Technologies Engineering, Ltd.§	$19,459
9,400	United Overseas Bank, Ltd.§	136,737
6,300	UOL Group, Ltd.§	30,792
1,800	Venture Corp., Ltd.§	20,942
6,700	Wilmar International, Ltd.§	19,734
15,000	Wing Tai Holdings, Ltd.§	19,313
29,500	Yangzijiang Shipbuilding Holdings, Ltd.§	19,710
		954,593
	Spain—1.5%
229	Acciona SA†,§	22,384
2,154	Acerinox SA§	17,351
2,938	ACS Actividades de Construccion y Servicios SA§	73,919
723	Aena SME SA*,#,§	96,252
3,239	Amadeus IT Group SA§	168,534
4,833	Applus Services SA§	37,033
10,337	Banco Bilbao Vizcaya Argentaria SA§	35,506
6,200	Banco Bilbao Vizcaya Argentaria SA, SP ADR†	21,080
71,163	Banco de Sabadell SA§	24,655
111,866	Banco Santander SA§	272,786
6,635	Bankia SA§	7,056
5,075	Bankinter SA§	24,161
13,771	CaixaBank SA§	29,348
2,421	Cellnex Telecom SA#,†,§	147,349
796	Cia de Distribucion Integral Logista Holdings SA§	14,827
861	CIE Automotive SA†,§	15,090
318	Construcciones y Auxiliar de Ferrocarriles SA§	11,534
535	Ebro Foods SA†,§	11,078
3,909	Enagas SA†,§	95,419
1,943	Endesa SA†,§	47,822
4,660	Ercros SA*,§	9,388
1,575	Euskaltel SA#,§	14,013
3,810	Faes Farma SA§	15,481
1,138	Ferrovial SA§	30,258
4,339	Global Dominion Access SA*,#,†,§	13,876
2,653	Grifols SA†,§	80,478
364	Grupo Catalana Occidente SA§	8,398
41,714	Iberdrola SA§	483,146
Shares		Value (Note 1)
	Spain (Continued)
4,293	Indra Sistemas SA*,§	$33,688
6,499	Industria de Diseno Textil SA§	171,829
21,228	Liberbank SA*,§	3,515
7,728	Mapfre SA§	13,735
719	Masmovil Ibercom SA*,§	18,324
1,581	Mediaset Espana Comunicacion SA*,§	5,840
4,190	Melia Hotels International SA†,§	17,774
2,330	Naturgy Energy Group SA†,§	43,309
2,459	Prosegur Cia de Seguridad SA§	5,718
3,850	Red Electrica Corp. SA†,§	71,764
3,429	Repsol SA§	29,926
9,662	Sacyr SA§	20,011
41,030	Telefonica SA†,§	196,349
3,839	Tubacex SA*,†,§	5,811
8,173	Unicaja Banco SA*,#,§	4,171
164	Vidrala SA§	15,631
582	Viscofan SA§	37,958
1,480	Zardoya Otis SA§	10,119
		2,533,694
	Sweden—1.9%
984	AAK AB*,§	16,888
1,552	AcadeMedia AB#,§	10,482
1,720	Adapteo Oyj*,§	14,722
1,041	AddNode Group AB*,§	19,866
572	AddTech AB, Class B§	22,960
1,023	AF Poyry AB*,§	21,928
1,926	Alfa Laval AB*,§	42,187
933	Alimak Group AB#,§	10,084
5,483	Arjo AB, Class B§	30,451
1,391	Assa Abloy AB, Class B§	28,243
5,277	Atlas Copco AB, Class A§	223,144
996	Atlas Copco AB, Class B§	36,780
3,696	Attendo AB*,#,§	14,473
1,217	Avanza Bank Holding AB§	17,263
1,206	Axfood AB§	26,310
1,079	Beijer Alma AB§	11,050
2,259	Betsson AB*,§	15,690
1,218	Bilia AB, Class A*,§	9,826
1,635	BillerudKorsnas AB§	23,393
475	BioGaia AB, Class B§	26,174
981	Biotage AB*,§	14,655
2,318	Boliden AB§	52,649
1,253	Bonava AB, Class B§	6,729

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Sweden (Continued)
1,482	Bravida Holding AB*,#,§	$14,144
1,916	Bure Equity AB§	41,525
1,751	Castellum AB§	32,672
447	Catena AB†,§	17,589
7,868	Cloetta AB, Class B*,§	20,011
1,370	Coor Service Management Holding AB*,#,§	8,989
3,565	Dios Fastigheter AB§	23,804
2,657	Dometic Group AB*,#,§	23,785
2,421	Dustin Group AB#,§	13,163
2,954	Electrolux AB, Series B§	49,314
6,341	Electrolux Professional AB, Class B*,§	23,130
1,639	Elekta AB, Class B†,§	15,222
5,178	Epiroc AB, Class A§	64,427
4,623	Essity AB, Class B*,§	149,250
659	Evolution Gaming Group AB#,†,§	39,248
1,567	Fabege AB§	18,291
2,158	Fagerhult AB*,§	7,995
367	Fastighets AB Balder, Class B*,§	13,965
2,139	Getinge AB, Class B†,§	39,644
1,098	Granges AB*,§	8,681
5,892	Hennes & Mauritz AB, Class B†,§	85,196
950	Hexagon AB, Class B*,§	55,372
1,573	Hexpol AB*,§	11,632
3,175	Hoist Finance AB*,#,†,§	8,472
1,048	Holmen AB, Class B*,§	33,383
690	Hufvudstaden AB, Class A§	8,564
2,679	Husqvarna AB, Class B§	21,907
588	ICA Gruppen AB§	27,863
773	Indutrade AB*,§	30,488
631	Intrum AB†,§	11,560
3,518	Inwido AB*,§	24,284
1,080	JM AB†,§	24,275
13,093	Klovern AB, Class B§	20,665
1,219	KNOW IT AB*,§	20,229
1,646	Kungsleden AB§	12,244
1,742	Lagercrantz Group AB, Class B§	26,974
1,567	Lindab International AB§	18,338
981	Loomis AB*,§	23,404
801	Lundin Energy AB†,§	19,275
2,179	Mekonomen AB*,§	15,412
755	Millicom International Cellular SA, ADR§	19,726
Shares		Value (Note 1)
	Sweden (Continued)
1,742	Modern Times Group MTG AB, Class B*,§	$18,880
3,284	New Wave Group AB, Class B*,§	10,979
3,170	Nobia AB*,§	14,981
1,697	Nobina AB*,#,§	10,130
502	Nolato AB, Class B*,§	33,802
2,599	Nordic Waterproofing Holding A/S*,#,§	28,374
1,681	Nyfosa AB*,§	11,434
609	Pandox AB*,§	7,016
2,782	Peab AB, Class B*,§	22,839
1,578	Platzer Fastigheter Holding AB, Class B§	13,449
4,394	Ratos AB, Class B*,§	11,736
466	Recipharm AB*	5,741
1,168	Recipharm AB, Class B*,†,§	14,403
5,625	Resurs Holding AB#,§	23,065
6,434	Samhallsbyggnadsbolaget i Norden AB†,§	16,396
5,773	Sandvik AB*,§	107,676
5,565	SAS AB*,†,§	4,636
2,495	Scandi Standard AB*,§	17,178
2,942	Securitas AB, Class B*,§	39,588
11,213	Skandinaviska Enskilda Banken AB, Class A*,§	96,978
1,322	Skanska AB, Class B*,§	26,846
3,291	SKF AB, Class B§	61,060
1,698	SkiStar AB§	17,395
7,778	SSAB AB, Class B*,§	20,585
2,726	Svenska Cellulosa AB SCA, Class B*,§	32,372
6,847	Svenska Handelsbanken AB, Class A*,§	64,907
7,351	Swedbank AB, Class A*,§	94,082
1,048	Swedish Match AB§	73,585
987	Swedish Orphan Biovitrum AB*,§	22,766
3,409	Tele2 AB, Class B§	45,152
3,317	Telefonaktiebolaget LM Ericsson, Class B§	30,631
22,676	Telia Co. AB§	84,605
458	Thule Group AB (The)#,§	11,547
1,377	Trelleborg AB, Class B*,§	20,011
1,704	Volvo AB, Class A*,§	26,148
9,905	Volvo AB, Class B*,§	154,830

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Sweden (Continued)
811	Wallenstam AB, Class B§	$9,380
1,004	Wihlborgs Fastigheter AB§	16,411
		3,161,653
	Switzerland—6.4%
10,661	ABB, Ltd., Registered§	239,633
2,213	Adecco Group AG, Registered§	103,687
2,917	Alcon, Inc.*,§	167,133
309	Allreal Holding AG, Registered§	61,143
137	ALSO Holding AG, Registered*,§	33,650
579	ams AG*,§	8,616
47	APG SGA SA*,§	8,769
1,914	Arbonia AG*,§	19,816
14,351	Aryzta AG*,†,§	6,435
1,516	Ascom Holding AG, Registered*,†,§	13,836
119	Autoneum Holding AG*,†,§	11,605
56	Bachem Holding AG, Registered§	14,700
766	Baloise Holding AG, Registered§	114,717
440	Banque Cantonale Vaudoise, Registered§	42,734
13	Barry Callebaut AG, Registered§	24,776
7	Belimo Holding AG, Registered§	51,454
35	Bell Food Group AG, Registered§	8,861
76	Berner Kantonalbank AG, Registered§	18,405
301	BKW AG§	26,987
157	Bobst Group SA, Registered§	9,262
127	Bossard Holding AG, Registered†,§	19,390
85	Bucher Industries AG, Registered§	24,442
50	Burckhardt Compression Holding AG§	12,225
137	Burkhalter Holding AG†,§	8,818
456	Cembra Money Bank AG§	44,478
1	Chocoladefabriken Lindt & Spruengli AG, Registered§	85,852
1,569	Cie Financiere Richemont SA, Registered§	99,912
2,253	Clariant AG, Registered*,†,§	44,188
205	Coltene Holding AG, Registered*,§	15,423
40	Conzzeta AG, Registered§	35,817
5,213	Credit Suisse Group AG, Registered§	53,789
147	Daetwyler Holding AG§	28,704
514	DKSH Holding AG§	32,951
66	dormakaba Holding AG*,§	35,932
Shares		Value (Note 1)
	Switzerland (Continued)
224	Dufry AG, Registered*,§	$6,617
1,608	EFG International AG*,§	11,428
15	Emmi AG, Registered§	13,079
41	EMS-Chemie Holding AG, Registered§	31,723
456	Flughafen Zurich AG, Registered*,§	59,143
20	Forbo Holding AG, Registered§	28,933
5,107	GAM Holding AG*,§	11,692
223	Geberit AG, Registered§	111,490
50	Georg Fischer AG, Registered§	42,864
45	Givaudan SA, Registered§	167,381
566	Helvetia Holding AG, Registered§	52,696
136	Hiag Immobilien Holding AG*,§	13,229
298	Huber + Suhner AG, Registered§	20,987
547	Implenia AG, Registered§	20,153
109	Ina Invest Holding AG*,†	2,416
36	Inficon Holding AG, Registered§	27,892
23	Interroll Holding AG, Registered§	46,354
1,729	Julius Baer Group, Ltd.§	72,229
80	Jungfraubahn Holding AG, Registered*,§	10,394
223	Kardex AG, Registered§	40,616
90	Komax Holding AG, Registered*,§	14,597
427	Kuehne + Nagel International AG, Registered*,§	70,855
2,019	LafargeHolcim, Ltd., Registered*,§	88,307
580	Landis+Gyr Group AG*,§	37,483
167	Liechtensteinische Landesbank AG§	10,255
765	Logitech International SA, Registered§	49,881
667	Logitech International SA, Registered†	43,502
685	Lonza Group AG, Registered§	361,196
63	Luzerner Kantonalbank AG, Registered*,§	26,055
1,480	Mobilezone Holding AG, Registered§	12,846
219	Mobimo Holding AG, Registered*,§	63,296
22,264	Nestle SA, Registered§	2,459,620
12,302	Novartis AG, Registered§	1,068,929
5,439	OC Oerlikon Corp. AG, Registered§	44,289
136	Orior AG§	11,174
108	Partners Group Holding AG§	97,799

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Switzerland (Continued)
786	PSP Swiss Property AG, Registered§	$88,434
78	Rieter Holding AG, Registered†,§	7,181
4,932	Roche Holding AG§	1,707,614
201	Roche Holding AG§	68,878
140	Schindler Holding AG, Registered§	32,943
25	Schweiter Technologies AG§	30,728
123	SFS Group AG§	11,503
32	SGS SA, Registered§	78,084
97	Siegfried Holding AG, Registered*,†,§	43,989
910	Sika AG, Registered§	174,911
326	Sonova Holding AG, Registered*,§	65,005
88	St. Galler Kantonalbank AG, Registered§	39,256
52	Straumann Holding AG, Registered§	44,599
746	Sulzer AG, Registered§	59,374
681	Sunrise Communications Group AG*,#,§	60,373
76	Swatch Group AG (The)§	15,143
384	Swatch Group AG (The), Registered§	14,995
151	Swiss Life Holding AG, Registered§	55,843
1,182	Swiss Prime Site AG, Registered§	109,184
1,421	Swiss Re AG§	109,392
379	Swisscom AG, Registered§	198,223
247	Swissquote Group Holding SA, Registered§	21,067
493	Temenos AG, Registered§	76,438
276	u-blox Holding AG*,†,§	18,853
10,729	UBS Group AG, Registered§	123,261
94	Valora Holding AG, Registered*,§	17,958
228	VAT Group AG#,§	41,568
400	Vetropack Holding AG, Registered*	22,123
451	Vifor Pharma AG§	67,770
706	Vontobel Holding AG, Registered§	49,438
77	VP Bank AG, Registered§	9,994
1,165	Zurich Insurance Group AG§	410,275
		10,653,937
	United Kingdom—9.8%
6,126	3i Group Plc§	63,093
217	4imprint Group Plc§	6,619
Shares		Value (Note 1)
	United Kingdom (Continued)
917	Admiral Group Plc§	$26,097
7,159	Aggreko Plc§	39,217
12,432	Alliance Pharma Plc§	11,468
8,094	Anglo American Plc§	187,093
5,917	Anglo Pacific Group Plc§	9,845
2,109	Antofagasta Plc§	24,459
4,535	Ascential Plc#,†,§	16,255
2,310	Ashmore Group Plc§	11,923
3,862	Ashtead Group Plc§	129,826
1,721	Associated British Foods Plc§	40,783
7,627	AstraZeneca Plc§	795,089
2,395	AstraZeneca Plc, SP ADR	126,672
8,970	Auto Trader Group Plc#,§	58,445
28,447	Aviva Plc§	96,268
835	Avon Rubber Plc§	33,287
16,066	B&M European Value Retail SA§	79,048
5,299	Babcock International Group Plc§	20,343
19,453	BAE Systems Plc§	116,356
12,620	Balfour Beatty Plc§	40,753
617	Bank of Georgia Group Plc*,§	8,205
81,962	Barclays Plc§	115,957
7,150	Barratt Developments Plc§	43,859
3,269	Beazley Plc§	16,591
2,030	Bellway Plc§	63,962
1,690	Berkeley Group Holdings Plc (The)§	87,096
13,667	BHP Group Plc†,§	280,579
4,891	Biffa Plc#,§	12,165
1,176	Bodycote Plc§	9,129
8,370	boohoo Group Plc*,§	42,662
185,427	BP Plc§	704,701
8,187	Brewin Dolphin Holdings Plc§	26,400
8,878	British American Tobacco Plc§	341,106
589	British American Tobacco Plc, SP ADR†	22,865
4,032	Britvic Plc§	38,438
82,890	BT Group Plc§	116,991
3,731	Bunzl Plc§	100,031
2,743	Burberry Group Plc§	54,280
4,834	Burford Capital, Ltd.§	27,823
3,640	C&C Group Plc§	10,362
13,077	Cairn Energy Plc*,§	19,064
40,000	Capita Plc*,§	21,819
7,460	Card Factory Plc§	4,651
993	Carnival Plc§	12,219

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	United Kingdom (Continued)
21,596	Centamin Plc§	$49,147
6,675	Central Asia Metals Plc§	12,104
77,567	Centrica Plc§	36,983
2,609	Chesnara Plc§	9,354
33,167	Cineworld Group Plc†,§	24,830
577	Clarkson Plc§	16,089
2,322	Clinigen Group Plc§	23,299
2,800	Close Brothers Group Plc§	38,291
33,791	Coats Group Plc§	23,422
1,369	Coca-Cola HBC AG§	34,359
11,710	Compass Group Plc§	161,096
865	Computacenter Plc§	17,569
24,214	ConvaTec Group Plc#,§	58,747
3,254	Countryside Properties Plc#,§	13,334
624	Cranswick Plc§	27,949
4,845	Crest Nicholson Holdings Plc§	11,853
1,039	Croda International Plc§	67,602
914	CVS Group Plc§	11,655
1,316	Daily Mail & General Trust Plc, Class A§	11,251
1,084	Dart Group Plc§	11,263
321	DCC Plc§	26,734
2,049	De La Rue Plc†,§	3,309
896	De La Rue Plc*,§	222
5,029	Devro Plc§	9,429
6,669	DFS Furniture Plc§	13,644
12,494	Diageo Plc§	414,725
2,860	Diploma Plc§	63,817
21,750	Direct Line Insurance Group Plc§	72,937
21,706	Dixons Carphone Plc§	24,140
3,416	Domino's Pizza Group Plc§	13,126
10,792	Drax Group Plc§	34,365
1,548	easyJet Plc†,§	13,019
8,196	Electrocomponents Plc§	68,059
13,055	Elementis Plc§	10,406
1,355	EMIS Group Plc§	18,155
70,446	EnQuest Plc*,†,§	12,521
4,422	Equiniti Group Plc#,§	7,959
5,759	Essentra Plc§	20,843
1,262	Euromoney Institutional Investor Plc§	12,264
3,432	Evraz Plc§	12,236
7,845	Experian Plc§	273,627
1,729	FDM Group Holdings Plc§	19,476
1,779	Ferguson Plc§	145,531
Shares		Value (Note 1)
	United Kingdom (Continued)
5,122	Ferrexpo Plc§	$10,997
1,881	Fevertree Drinks Plc§	47,621
39,520	Firstgroup Plc*,§	24,619
5,744	Frasers Group Plc*,†,§	21,733
9,131	G4S Plc§	12,872
2,798	Galliford Try Holdings Plc§	4,098
642	Games Workshop Group Plc§	63,702
928	Gamesys Group Plc*,§	9,870
1,706	Gamma Communications Plc§	27,136
26,092	GlaxoSmithKline Plc§	528,675
4,280	GlaxoSmithKline Plc, SP ADR	174,581
101,056	Glencore Plc*,§	213,900
1,404	Go-Ahead Group Plc (The)§	14,450
1,480	Grafton Group Plc§	12,090
3,970	Grainger Plc§	14,056
6,489	Greencore Group Plc§	10,106
2,159	Greggs Plc§	43,292
9,789	Gulf Keystone Petroleum, Ltd.†,§	10,844
2,921	GVC Holdings Plc§	26,763
4,549	Gym Group Plc (The)#,§	8,560
6,271	Halfords Group Plc§	11,843
1,732	Halma Plc§	49,359
1,823	Hargreaves Lansdown Plc§	36,733
25,710	Hays Plc§	38,146
1,995	Headlam Group Plc§	7,027
3,050	Helical Plc§	11,670
11,962	Highland Gold Mining, Ltd.§	34,434
1,984	Hikma Pharmaceuticals Plc§	54,532
2,154	Hill & Smith Holdings Plc§	33,172
2,081	Hilton Food Group Plc†,§	32,558
1,266	Hiscox, Ltd.§	12,358
5,513	Hochschild Mining Plc†,§	13,256
3,986	Hollywood Bowl Group Plc§	7,649
2,726	HomeServe Plc§	44,033
14,041	Howden Joinery Group Plc§	96,060
61,234	HSBC Holdings Plc§	286,616
3,532	Hunting Plc§	9,293
4,879	Ibstock Plc#,§	10,861
1,762	IG Group Holdings Plc§	17,840
4,894	IMI Plc§	55,873
8,898	Imperial Brands Plc§	169,446
3,234	Inchcape Plc§	19,618
14,920	Indivior Plc*,§	15,373
3,716	Informa Plc§	21,621
605	InterContinental Hotels Group Plc§	26,816

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	United Kingdom (Continued)
390	InterContinental Hotels Group Plc, ADR†	$17,300
1,391	Intermediate Capital Group Plc§	22,180
10,061	International Consolidated Airlines Group SA§	27,623
4,161	International Personal Finance Plc†,§	2,695
1,064	Intertek Group Plc§	71,625
8,515	Investec Plc§	17,016
35,770	IP Group Plc*,§	28,273
25,901	ITV Plc§	23,934
4,101	IWG Plc§	13,446
11,978	J. Sainsbury Plc§	30,948
2,074	J.D. Wetherspoon Plc§	25,822
1,083	James Fisher & Sons Plc§	18,279
1,809	James Halstead Plc§	11,637
5,549	JD Sports Fashion Plc§	42,726
8,054	John Laing Group Plc#,§	34,732
1,637	John Menzies Plc§	2,540
10,403	John Wood Group Plc§	24,934
1,891	Johnson Matthey Plc§	49,084
7,194	Johnson Service Group Plc§	10,297
8,912	Jupiter Fund Management Plc§	28,277
239	Just Eat Takeaway.Com NV*,#,§	24,869
349	Just Eat Takeaway.com NV*,#,†,§	36,550
30,973	Just Group Plc*,§	20,126
2,164	Kainos Group Plc§	20,066
1,556	Keller Group Plc§	12,250
32,972	Kingfisher Plc§	90,083
1,402	Lancashire Holdings, Ltd.§	14,099
57,890	Legal & General Group Plc§	158,085
590	Liontrust Asset Management Plc§	9,534
430,679	Lloyds Banking Group Plc§	166,142
1,410	London Stock Exchange Group Plc§	145,856
9,625	M&G Plc§	19,952
26,048	Man Group Plc§	42,113
28,984	Marks & Spencer Group Plc§	35,509
1,885	Marshalls Plc§	14,374
18,395	Marston's Plc§	12,108
8,666	McCarthy & Stone Plc#,§	7,666
3,805	Mears Group Plc†,§	7,446
5,349	Mediclinic International Plc§	17,522
7,048	Meggitt Plc§	25,657
22,767	Melrose Industries Plc§	32,089
2,240	Micro Focus International Plc§	11,973
Shares		Value (Note 1)
	United Kingdom (Continued)
5,825	Mitchells & Butlers Plc*,§	$13,560
7,524	Mitie Group Plc†,§	7,760
150	MJ Gleeson Plc§	1,222
4,012	Mondi Plc§	74,968
5,751	Moneysupermarket.com Group Plc§	23,037
7,506	Morgan Advanced Materials Plc§	22,396
1,378	Morgan Sindall Group Plc§	21,011
6,750	National Express Group Plc§	15,686
3,714	National Grid Plc§	45,479
1,046	National Grid Plc, SP ADR†	63,534
900	Next Plc§	54,498
4,257	Ninety One Plc*,§	10,922
537	NMC Health Plc*,†,§	191
1,497	Ocado Group Plc*,§	37,581
4,680	On the Beach Group Plc#,§	17,071
4,865	OneSavings Bank Plc§	15,977
1,080	Oxford Instruments Plc§	19,113
8,188	Pagegroup Plc§	38,326
5,714	Paragon Banking Group Plc§	24,765
1,213	PayPoint Plc§	9,025
3,815	Pearson Plc§	27,270
41,805	Pendragon Plc*,§	4,662
6,124	Pennon Group Plc§	84,815
3,326	Persimmon Plc*,§	94,058
3,779	Petrofac, Ltd.§	8,383
14,508	Pets at Home Group Plc§	42,916
2,200	Phoenix Group Holdings Plc§	17,533
11,392	Photo-Me International Plc§	7,745
8,181	Playtech Plc§	28,501
2,561	Plus500, Ltd.§	41,711
2,857	Polypipe Group plc§	15,299
33,266	Premier Oil Plc*,§	21,187
6,783	Provident Financial Plc§	14,794
9,625	Prudential Plc§	144,949
4,468	QinetiQ Group Plc§	16,450
37,344	Quilter Plc#,§	64,330
351	Rathbone Brothers Plc§	6,169
1,747	Reckitt Benckiser Group Plc§	160,774
3,003	Redde Northgate Plc§	6,168
3,865	Redrow Plc§	20,611
10,683	RELX Plc§	247,261
3,910	RELX Plc, SP ADR†	92,120
2,776	Renew Holdings Plc§	15,225
214	Renishaw Plc§	10,660

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	United Kingdom (Continued)
18,010	Rentokil Initial Plc§	$113,573
787	Rhi Magnesita NV§	23,945
10,927	Rightmove Plc§	73,846
7,931	Rio Tinto Plc§	446,277
5,852	Rolls-Royce Holdings Plc§	20,656
13,857	Rotork Plc§	48,009
8,261	Royal Bank of Scotland Group Plc§	12,425
8,858	Royal Dutch Shell Plc, ADR, Class B	269,726
29,980	Royal Dutch Shell Plc, Class A§	477,051
10,328	Royal Dutch Shell Plc, Class B§	156,285
9,433	Royal Mail Plc§	21,277
4,095	RSA Insurance Group Plc§	20,759
3,036	Sabre Insurance Group Plc#,§	9,922
14,231	Saga Plc§	2,718
8,113	Sage Group Plc (The)§	67,466
5,321	Savills Plc§	54,359
508	Schroders Plc§	18,539
5,266	Senior Plc§	4,571
11,630	Severfield Plc§	8,787
2,120	Severn Trent Plc§	65,045
1,860	SIG Plc*,§	703
7,442	SIG Plc§	2,823
5,193	Signature Aviation Plc§	14,903
4,652	Smith & Nephew Plc§	86,666
2,377	Smiths Group Plc§	41,514
1,263	Spectris Plc§	39,458
12,936	Speedy Hire Plc§	9,063
525	Spirax-Sarco Engineering Plc§	64,818
7,170	Spire Healthcare Group Plc#,§	7,576
10,386	Spirent Communications Plc§	30,974
14,775	SSE Plc§	249,461
5,335	SSP Group Plc§	16,976
3,870	St. James's Place Plc§	45,619
4,286	St. Modwen Properties Plc§	18,333
5,772	Stagecoach Group Plc§	4,252
20,666	Standard Chartered Plc§	112,513
7,141	Standard Life Aberdeen Plc§	23,634
4,177	SThree Plc§	13,996
6,935	Stobart Group, Ltd.†,§	2,972
7,781	Stock Spirits Group Plc§	22,560
8,653	Synthomer Plc§	29,863
Shares		Value (Note 1)
	United Kingdom (Continued)
8,202	TalkTalk Telecom Group Plc§	$8,700
6,411	Tate & Lyle Plc§	52,980
65,697	Taylor Wimpey Plc§	115,902
978	Telecom Plus Plc†,§	17,239
40,356	Tesco Plc†,§	113,947
5,954	TI Fluid Systems Plc#,†,§	13,669
11,956	TP ICAP Plc§	51,929
5,006	Travis Perkins Plc§	69,718
1,888	TUI AG§	8,969
42,736	Tullow Oil Plc†,§	16,745
4,191	Tyman Plc†,§	9,873
7,733	U & I Group Plc§	7,521
1,424	Ultra Electronics Holdings Plc§	35,226
8,051	Unilever Plc§	434,090
7,319	United Utilities Group Plc§	82,444
2,533	Urban & Civic Plc§	7,308
20,856	Vectura Group Plc§	25,078
5,245	Vesuvius Plc§	25,173
1,157	Victrex Plc§	28,007
13,688	Virgin Money UK Plc*,§	15,590
6,329	Vistry Group Plc§	55,658
386	Vitec Group Plc (The)†,§	3,238
207,108	Vodafone Group Plc§	330,246
6,400	Volution Group Plc†,§	14,743
5,138	Watkin Jones Plc§	9,657
2,286	Weir Group Plc (The)§	30,064
1,764	WH Smith Plc§	23,951
1,806	Whitbread Plc*,†,§	49,656
30,704	William Hill Plc§	43,219
28,949	Wm Morrison Supermarkets Plc†,§	68,293
13,599	WPP Plc§	106,124
510	XP Power, Ltd.†,§	22,507
		16,249,314
	TOTAL COMMON STOCKS (Cost $122,314,247)	118,944,396
	AFFILIATED INVESTMENT COMPANY—27.0%
	United States—27.0%
2,403,110	DFA Emerging Markets Core Equity Portfolio‡‡ (Cost $46,143,429)	44,866,060

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares			Expiration Date	Value (Note 1)
	RIGHTS—0.0%
	Finland—0.0%
2,285	Finnair Oyj*,†,§		07/01/2020	$10,012
	Spain—0.0%
41,030	Telefonica SA*,†		07/06/2020	8,072
2,938	ACS Actividades de Construccion y Servicios SA*,†		07/10/2020	4,583
3,429	Repsol SA*,†		07/09/2020	1,669
				14,324
	TOTAL RIGHTS (Cost $33,325)			24,336
	PREFERRED STOCKS—0.5%
	Germany—0.5%
462	Bayerische Motoren Werke AG, 5.86%§			22,359
387	Draegerwerk AG & Co. KGaA, 0.00%§			31,549
1,051	FUCHS PETROLUB SE, 2.60%§			42,161
434	Henkel AG & Co. KGaA, 2.22%§			40,347
949	Jungheinrich AG, 0.00%§			22,056
717	Porsche Automobil Holding SE, 4.09%§			41,091
422	Sartorius AG, 0.12%§			138,638
252	Sixt SE, 0.10%§			12,959
173	STO SE & Co. KGaA, 0.00%§			19,622
3,099	Volkswagen AG, 0.00%§			468,656
				839,438
	TOTAL PREFERRED STOCK (Cost $836,288)			839,438
		7-Day Yield
	SHORT-TERM INVESTMENTS—2.4%
3,942,054	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $3,942,054)††	0.130%		3,942,054
	TOTAL INVESTMENTS, AT VALUE—101.5% (Cost $173,269,343)			168,616,284
	Liabilities in Excess of Other Assets—(1.5)%			(2,536,696)
	NET ASSETS—100.0%			$166,079,588

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

#  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of securities exempt from registration under Rule 144A of the Securities Act of 1933 at June 30, 2020, amounts to approximately 2,208,915, and represents 1.33% of net assets.

†  Denotes all or a portion of security on loan. As of June 30, 2020, the market value of the securities on loan was $7,571,543 (Note 1)

††  Represents collateral received from securities lending transactions

‡‡  Affiliated issuer. Assets with a total aggregate market value of $44,866,060, or 27.0% of net assets, were affiliated with the Fund as of June 30, 2020 (Note 2).

§  Fair valued security—Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. As of June 30, 2020, the total value of the fair valued securities was $107,421,893.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

At June 30, 2020, industry diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Mutual Funds	27.0%
Banks	5.3%
Pharmaceuticals	4.6%
Metals and Mining	3.4%
Oil, Gas and Consumable Fuels	3.1%
Food Products	2.7%
Insurance	2.7%
Machinery	2.6%
Automobiles	2.5%
Chemicals	2.5%
Capital Markets	1.9%
Diversified Telecommunication Services	1.7%
Real Estate Management and Development	1.7%
Auto Components	1.4%
Electric Utilities	1.4%
Electronic Equipment, Instruments & Components	1.4%
Household Durables	1.4%
Semiconductors and Semiconductor Equipment	1.4%
Textiles, Apparel and Luxury Goods	1.4%
Food and Staples Retailing	1.3%
Health Care Equipment and Supplies	1.3%
IT Services	1.3%
Professional Services	1.3%
Wireless Telecommunication Services	1.3%
Construction and Engineering	1.2%
Beverages	1.1%
Hotels, Restaurants & Leisure	1.1%
Personal Products	1.1%
Road and Rail	1.1%
Trading Companies and Distributors	1.1%
Electrical Equipment	1.0%
Specialty Retail	1.0%
Building Products	0.9%
Software	0.9%
Commercial Services & Supplies	0.7%
Media	0.7%
Aerospace & Defense	0.6%
Air Freight and Logistics	0.6%
Biotechnology	0.6%
Health Care Providers and Services	0.6%
Multi-Utilities	0.6%
Construction Materials	0.5%

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Summary of Industry Classifications	Percentage of Net Assets
Diversified Financial Services	0.5%
Industrial Conglomerates	0.5%
Multiline Retail	0.5%
Tobacco	0.5%
Life Sciences Tools and Services	0.4%
Paper and Forest Products	0.4%
Containers and Packaging	0.3%
Entertainment	0.3%
Gas Utilities	0.3%
Household Products	0.3%
Independent Power and Renewable Electricity Producers	0.3%
Interactive Media & Services	0.3%
Internet and Catalog Retail	0.3%
Technology Hardware, Storage & Peripherals	0.3%
Transportation Infrastructure	0.3%
Airlines	0.2%
Consumer Finance	0.1%
Energy Equipment and Services	0.2%
Health Care Technology	0.2%
Leisure Equipment and Products	0.2%
Marine	0.2%
Communications Equipment	0.1%
Distributors	0.1%
Thrifts and Mortgage Finance	0.1%
Water Utilities	0.1%
Diversified Consumer Services	0.1%
Short-Term Investments	2.4%
Total	101.5%

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Shares		Value (Note 1)
	COMMON STOCKS—98.6%
	Beverages—2.1%
64,700	Monster Beverage Corp.*	$4,485,004
	Biotechnology—1.6%
28,300	Neurocrine Biosciences, Inc.*	3,452,600
	Health Care Equipment and Supplies—5.1%
34,900	Abbott Laboratories	3,190,907
14,175	Becton Dickinson & Co.	3,391,652
62,000	Boston Scientific Corp.*	2,176,820
18,300	Varian Medical Systems, Inc.*	2,242,116
		11,001,495
	Health Care Providers and Services—3.0%
21,730	UnitedHealth Group, Inc.	6,409,264
	Insurance—3.3%
36,450	Aon Plc, Class A	7,020,270
	Interactive Media & Services—16.6%
10,140	Alphabet, Inc., Class A*	14,379,027
41,500	Facebook, Inc., Class A*	9,423,405
184,100	Tencent Holdings, Ltd., ADR	11,782,400
		35,584,832
	Internet and Catalog Retail—12.0%
56,000	Alibaba Group Holding, Ltd., SP ADR*	12,079,200
4,955	Amazon.com, Inc.*	13,669,953
		25,749,153
	IT Services—24.4%
49,375	Automatic Data Processing, Inc.	7,351,444
37,300	EPAM Systems, Inc.*	9,399,973
27,450	Global Payments, Inc.	4,656,069
58,100	GoDaddy, Inc., Class A*	4,260,473
12,200	Mastercard, Inc., Class A	3,607,540
81,600	PayPal Holdings, Inc.*	14,217,168
45,700	Visa, Inc., Class A	8,827,869
		52,320,536
	Media—2.4%
853,700	Sirius XM Holdings, Inc.	5,011,219
Shares		Value (Note 1)
	Pharmaceuticals—3.9%
127,700	Elanco Animal Health, Inc.*	$2,739,165
41,050	Zoetis, Inc.	5,625,492
		8,364,657
	Software—22.2%
44,650	Adobe, Inc.*	19,436,591
28,300	Intuit, Inc.	8,382,177
97,164	Microsoft Corp.	19,773,846
		47,592,614
	Specialty Retail—2.0%
21,400	Burlington Stores, Inc.*	4,214,302
	TOTAL COMMON STOCKS (Cost $119,844,884)	211,205,946
	TOTAL INVESTMENTS, AT VALUE—98.6% (Cost $119,844,884)	211,205,946
	Other Assets in Excess of Liabilities—1.4%	3,029,399
	NET ASSETS—100.0%	$214,235,345

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

At June 30, 2020, industry sector diversification of the M Large Cap Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	46.6%
Communication Services	19.0%
Consumer Discretionary	14.0%
Health Care	13.6%
Financials	3.3%
Consumer Staples	2.1%
Total	98.6%

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Shares		Value (Note 1)
	COMMON STOCKS—97.2%
	Aerospace & Defense—0.8%
78,111	Kratos Defense & Security Solutions, Inc.*	$1,220,875
	Airlines—2.2%
15,679	Alaska Air Group, Inc.	568,521
57,200	Azul SA, ADR*,†	639,496
251,770	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	1,329,346
60,090	JetBlue Airways Corp.*	654,981
10,381	United Airlines Holdings, Inc.*	359,286
		3,551,630
	Auto Components—3.3%
36,304	BorgWarner, Inc.	1,281,531
175,596	Dana, Inc.	2,140,515
3,717	LCI Industries	427,381
33,726	Modine Manufacturing Co.*	186,168
64,349	Stoneridge, Inc.*	1,329,450
		5,365,045
	Banks—3.2%
57,339	Bancorp, Inc. (The)*	561,922
18,771	BankUnited, Inc.	380,113
157,844	First BanCorp	882,348
16,815	Pinnacle Financial Partners, Inc.	706,062
28,991	Popular, Inc.	1,077,595
30,413	Webster Financial Corp.	870,116
14,501	Wintrust Financial Corp.	632,534
		5,110,690
	Beverages—0.3%
14,625	MGP Ingredients, Inc.	536,811
	Biotechnology—1.5%
9,882	ACADIA Pharmaceuticals, Inc.*,†	478,981
6,637	Exact Sciences Corp.*	577,021
35,278	Karyopharm Therapeutics, Inc.*	668,165
25,213	Sangamo Therapeutics, Inc.*	225,908
4,044	United Therapeutics Corp.*	489,324
		2,439,399
	Building Products—2.4%
2,429	AZEK Co., Inc. (The)*	77,388
31,075	Builders FirstSource, Inc.*	643,252
Shares		Value (Note 1)
	Building Products (Continued)
23,954	Trex Co., Inc.*	$3,115,697
		3,836,337
	Capital Markets—3.3%
24,696	Artisan Partners Asset Management, Inc., Class A	802,620
28,416	Carlyle Group, Inc. (The)	792,806
8,321	Evercore Inc., Class A	490,273
23,324	LPL Financial Holdings, Inc.	1,828,602
5,696	PJT Partners, Inc., Class A	292,433
15,016	Raymond James Financial, Inc.	1,033,551
		5,240,285
	Chemicals—3.6%
17,671	Albemarle Corp.	1,364,378
31,734	FMC Corp.	3,161,341
29,595	Huntsman Corp.	531,822
108,907	Tronox Holdings PLC, Class A*	786,309
		5,843,850
	Commercial Services & Supplies—1.5%
136,871	Covanta Holding Corp.	1,312,593
130,571	Interface, Inc.	1,062,848
		2,375,441
	Construction and Engineering—5.4%
28,981	AECOM*	1,089,106
71,418	Granite Construction, Inc.	1,366,940
28,724	MasTec, Inc.*	1,288,846
28,148	Quanta Services, Inc.	1,104,246
311,671	Tutor Perini Corp.*	3,796,153
		8,645,291
	Construction Materials—1.1%
11,576	Eagle Materials, Inc.	812,867
4,950	Martin Marietta Materials, Inc.	1,022,521
		1,835,388
	Consumer Finance—1.4%
20,705	Green Dot Corp., Class A*	1,016,202
30,217	PRA Group, Inc.*	1,168,189
		2,184,391

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Containers and Packaging—0.3%
36,473	Graphic Packaging Holding Co.	$510,257
	Diversified Consumer Services—2.0%
44,569	Adtalem Global Education, Inc.*	1,388,324
114,863	Perdoceo Education Corp.*	1,829,768
		3,218,092
	Diversified Financial Services—0.4%
45,444	Jefferies Financial Group, Inc.	706,654
	Diversified Telecommunication Services—1.0%
19,908	Cogent Communications Holdings, Inc.	1,540,083
	Electrical Equipment—0.9%
14,611	Encore Wire Corp.	713,309
10,876	EnerSys	700,197
		1,413,506
	Electronic Equipment, Instruments & Components—5.1%
14,114	Fabrinet*	880,996
127,692	Flex, Ltd.*	1,308,843
13,564	FLIR Systems, Inc.	550,291
27,804	Itron, Inc.*	1,842,015
55,999	Jabil, Inc.	1,796,448
14,653	Rogers Corp.*	1,825,764
		8,204,357
	Energy Equipment and Services—0.6%
8,356	Dril-Quip, Inc.*	248,925
38,898	TechnipFMC Plc	266,063
286,816	Transocean, Ltd.*,†	524,873
		1,039,861
	Entertainment—0.5%
19,190	Global Eagle Entertainment, Inc.*,†	90,960
94,301	Lions Gate Entertainment Corp., Class B*	644,076
		735,036
Shares		Value (Note 1)
	Equity Real Estate Investment Trusts (REITs)—1.8%
63,974	Corporate Office Properties Trust, REIT	$1,621,101
73,955	SITE Centers Corp.	599,036
20,498	STAG Industrial, Inc.	601,001
		2,821,138
	Food Products—0.7%
44,340	Darling Ingredients, Inc.*	1,091,651
	Health Care Equipment and Supplies—8.7%
1,798	ABIOMED, Inc.*	434,325
28,621	Cardiovascular Systems, Inc.*	902,992
10,288	Cooper Cos., Inc. (The)	2,918,088
5,169	DexCom, Inc.*	2,095,513
10,542	Edwards Lifesciences Corp.*	728,558
19,744	Insulet Corp.*	3,835,469
11,139	Merit Medical Systems, Inc.*	508,495
4,934	STERIS PLC	757,073
17,568	Tandem Diabetes Care, Inc.*	1,737,827
		13,918,340
	Health Care Providers and Services—0.7%
42,529	Acadia Healthcare Co., Inc.*	1,068,328
	Hotels, Restaurants & Leisure—2.3%
26,030	Boyd Gaming Corp.	544,027
46,831	Eldorado Resorts, Inc.*,†	1,876,050
20,446	Planet Fitness, Inc., Class A*	1,238,414
		3,658,491
	Household Durables—2.3%
32,299	Century Communities, Inc.*	990,287
13,202	LGI Homes, Inc.*	1,162,172
31,537	Universal Electronics, Inc.*	1,476,563
		3,629,022
	Insurance—2.1%
8,745	Argo Group International Holdings, Ltd.	304,588
6,017	Everest Re Group, Ltd.	1,240,706
12,607	Fidelity National Financial, Inc.	386,531
10,015	Trupanion, Inc.*,†	427,540

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Insurance (Continued)
18,728	WR Berkley Corp.	$1,072,927
		3,432,292
	IT Services—4.0%
13,753	Alliance Data Systems Corp.	620,535
167,529	Brightcove, Inc.*	1,320,129
1,577	Global Payments, Inc.	267,491
105,289	KBR, Inc.	2,374,267
7,290	Square, Inc., Class A*	765,013
6,535	WEX, Inc.*	1,078,340
		6,425,775
	Leisure Equipment and Products—0.3%
54,113	Mattel, Inc.*	523,273
	Life Sciences Tools and Services—0.7%
23,353	QIAGEN NV*	999,742
5,755	Quanterix Corp.*	157,629
		1,157,371
	Machinery—1.0%
81,794	Meritor, Inc.*	1,619,521
	Marine—0.5%
13,958	Kirby Corp.*	747,590
	Media—1.0%
23,687	Cardlytics, Inc.*	1,657,616
	Metals and Mining—4.5%
25,179	Agnico-Eagle Mines, Ltd.	1,612,967
51,686	Allegheny Technologies, Inc.*	526,680
9,787	Carpenter Technology Corp.	237,629
265,265	Ferroglobe Plc—ENT*,§	—
158,006	Pan American Silver Corp.	4,801,802
		7,179,078
	Oil, Gas and Consumable Fuels—2.3%
171,327	Euronav SA*	1,396,315
26,806	Golar LNG, Ltd.*	194,075
141,749	Navigator Holdings, Ltd.*	911,446
101,971	Noble Energy, Inc.	913,660
45,644	WPX Energy, Inc.*	291,209
		3,706,705
Shares		Value (Note 1)
	Pharmaceuticals—1.8%
56,715	Aerie Pharmaceuticals, Inc.*	$837,113
11,510	Nektar Therapeutics*	266,572
33,160	Pacira BioSciences, Inc.*	1,739,905
		2,843,590
	Road and Rail—1.1%
42,073	Knight-Swift Transportation Holdings, Inc.†	1,754,865
	Semiconductors and Semiconductor Equipment—11.5%
46,065	Cree, Inc.*	2,726,587
76,110	MACOM Technology Solutions Holdings, Inc., Class H*,†	2,614,379
47,538	Marvell Technology Group, Ltd.	1,666,682
7,164	MKS Instruments, Inc.	811,252
15,832	Monolithic Power Systems, Inc.	3,752,184
18,521	Qorvo, Inc.*	2,047,126
38,410	Semtech Corp.*	2,005,770
8,437	Silicon Laboratories, Inc.*	845,978
18,215	Ultra Clean Holdings, Inc.*	412,206
10,994	Universal Display Corp.	1,644,922
		18,527,086
	Software—5.8%
45,996	2U, Inc.*	1,746,008
99,636	Benefitfocus, Inc.*	1,072,083
19,043	Medallia, Inc.*,†	480,645
22,443	Model N, Inc.*	780,119
1,696	New Relic, Inc.*,§	116,854
86,972	Nuance Communications, Inc.*	2,200,827
21,215	Rosetta Stone, Inc.*	357,685
24,146	SS&C Technologies Holdings, Inc.	1,363,766
85,291	Xperi Holding Corp.	1,258,895
		9,376,882
	Specialty Retail—0.5%
14,483	Floor & Decor Holdings, Inc., Class A*	834,945

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Trading Companies and Distributors—2.8%
34,127	Beacon Roofing Supply, Inc.*	$899,929
63,716	BMC Stock Holdings, Inc.*	1,601,820
36,918	MRC Global, Inc.*	218,185
7,112	Watsco, Inc.	1,263,803
Shares		Value (Note 1)
	Trading Companies and Distributors (Continued)
15,170	WESCO International, Inc.*	$532,619
		4,516,356
	TOTAL COMMON STOCKS (Cost $126,389,387)	156,043,194
Expiration Date
RIGHTS—0.4%
862,686	Pan American Silver Corp., CVR* (Cost $212,401)	02/22/2029	591,803
		7-Day Yield
SHORT-TERM INVESTMENTS—1.6%
2,641,905	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $2,641,905)††	0.130%	2,641,905
	TOTAL INVESTMENTS, AT VALUE—99.2% (Cost $129,243,693)		159,276,902
	Other Assets in Excess of Liabilities—0.8%		1,240,419
	NET ASSETS—100.0%		$160,517,321

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

CVR—Contingent Voting Rights

ENT—Entitlement

REIT—Real Estate Investment Trust

*  Non-income producing security

§  Fair valued security—Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. As of June 30, 2020, the total value of the fair valued securities was $116,854.

†  Denotes all or a portion of security on loan. As of June 30, 2020, the market value of the securities on loan was $7,017,113 (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

At June 30, 2020, industry sector diversification of the M Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	26.5%
Industrials	18.5%
Health Care	13.3%
Consumer Discretionary	10.7%
Financials	10.4%
Materials	9.9%
Energy	3.0%
Communication Services	2.5%
Real Estate	1.8%
Consumer Staples	1.0%
Short-Term Investments	1.6%
Total	99.2%

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Shares		Value (Note 1)
	COMMON STOCKS—98.8%
	Aerospace & Defense—3.0%
500	Curtiss-Wright Corp.	$44,640
3,200	General Dynamics Corp.	478,272
400	Huntington Ingalls Industries, Inc.	69,796
3,200	Lockheed Martin Corp.	1,167,744
1,900	Northrop Grumman Corp.	584,136
		2,344,588
	Air Freight and Logistics—1.2%
7,800	United Parcel Service, Inc., Class B	867,204
1,000	XPO Logistics, Inc.*	77,250
		944,454
	Auto Components—0.3%
2,300	BorgWarner, Inc.	81,190
2,700	Gentex Corp.	69,579
700	Lear Corp.	76,314
		227,083
	Automobiles—0.4%
13,300	General Motors Co.	336,490
	Banks—11.9%
100,700	Bank of America Corp.	2,391,625
24,200	Citigroup, Inc.	1,236,620
4,900	Citizens Financial Group, Inc.	123,676
1,200	Commerce Bancshares, Inc.	71,364
600	Cullen/Frost Bankers, Inc.	44,826
1,500	East West Bancorp, Inc.	54,360
7,400	Fifth Third Bancorp	142,672
11,400	Huntington Bancshares, Inc.	102,999
34,900	JPMorgan Chase & Co.	3,282,694
10,900	KeyCorp	132,762
1,500	M&T Bank Corp.	155,955
4,900	PNC Financial Services Group, Inc. (The)	515,529
10,700	Regions Financial Corp.	118,984
600	Signature Bank	64,152
600	SVB Financial Group*	129,318
17,300	U.S. Bancorp	636,986
1,900	Zions Bancorp NA	64,600
		9,269,122
	Beverages—0.1%
2,100	Molson Coors Brewing Co., Class B	72,156
Shares		Value (Note 1)
	Biotechnology—4.5%
2,400	Alexion Pharmaceuticals, Inc.*	$269,376
6,700	Amgen, Inc.	1,580,262
2,100	Biogen, Inc.*	561,855
14,000	Gilead Sciences, Inc.	1,077,160
		3,488,653
	Building Products—0.8%
1,500	Fortune Brands Home & Security, Inc.	95,895
8,300	Johnson Controls International Plc	283,362
3,200	Masco Corp.	160,672
1,200	Owens Corning	66,912
		606,841
	Capital Markets—6.0%
1,500	Ameriprise Financial, Inc.	225,060
10,300	Bank of New York Mellon Corp. (The)	398,095
1,700	BlackRock, Inc.	924,953
11,800	Charles Schwab Corp. (The)	398,132
1,200	Eaton Vance Corp.	46,320
4,000	Goldman Sachs Group, Inc. (The)	790,480
900	LPL Financial Holdings, Inc.	70,560
18,000	Morgan Stanley	869,400
2,400	Northern Trust Corp.	190,416
1,500	Raymond James Financial, Inc.	103,245
1,600	SEI Investments Co.	87,968
4,000	State Street Corp.	254,200
2,600	T. Rowe Price Group, Inc.	321,100
		4,679,929
	Chemicals—1.3%
1,200	Albemarle Corp.	92,652
1,300	Celanese Corp.	112,242
1,500	Eastman Chemical Co.	104,460
1,400	FMC Corp.	139,468
2,300	Huntsman Corp.	41,331
4,200	LyondellBasell Industries NV, Class A	276,024
2,500	PPG Industries, Inc.	265,150
		1,031,327
	Communications Equipment—2.8%
45,800	Cisco Systems, Inc.	2,136,112
3,700	Juniper Networks, Inc.	84,582
		2,220,694
	Construction and Engineering—0.1%
1,600	Quanta Services, Inc.	62,768

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Consumer Finance—1.6%
9,200	American Express Co.	$875,840
5,200	Capital One Financial Corp.	325,468
200	Credit Acceptance Corp.*	83,802
		1,285,110
	Containers and Packaging—0.7%
900	Avery Dennison Corp.	102,681
1,500	Crown Holdings, Inc.*	97,695
4,400	International Paper Co.	154,924
1,100	Packaging Corp. of America	109,780
1,700	Sealed Air Corp.	55,845
900	Sonoco Products Co.	47,061
		567,986
	Distributors—0.3%
1,600	Genuine Parts Co.	139,136
3,400	LKQ Corp.*	89,080
		228,216
	Diversified Financial Services—0.3%
5,000	Equitable Holdings, Inc.	96,450
3,500	Jefferies Financial Group, Inc.	54,425
1,700	Voya Financial, Inc.	79,305
		230,180
	Diversified Telecommunication Services—6.3%
77,500	AT&T, Inc.	2,342,825
46,200	Verizon Communications, Inc.	2,547,006
		4,889,831
	Electric Utilities—1.2%
6,600	American Electric Power Co., Inc.	525,624
2,500	Evergy, Inc.	148,225
2,800	NRG Energy, Inc.	91,168
2,200	OGE Energy Corp.	66,792
1,900	Pinnacle West Capital Corp.	139,251
		971,060
	Electrical Equipment—1.2%
4,600	Eaton Corp. Plc	402,408
6,600	Emerson Electric Co.	409,398
600	Hubbell, Inc.	75,216
1,800	Sensata Technologies Holding Plc*	67,014
		954,036
Shares		Value (Note 1)
	Electronic Equipment, Instruments & Components—0.4%
900	Arrow Electronics, Inc.*	$61,821
7,900	Corning, Inc.	204,610
1,600	Jabil, Inc.	51,328
		317,759
	Entertainment—0.6%
3,300	Electronic Arts, Inc.*	435,765
	Food and Staples Retailing—0.8%
3,800	Sysco Corp.	207,708
9,900	Walgreens Boots Alliance, Inc.	419,661
		627,369
	Food Products—1.9%
6,200	Archer-Daniels-Midland Co.	247,380
5,400	Conagra Brands, Inc.	189,918
800	Ingredion, Inc.	66,400
1,200	JM Smucker Co. (The)	126,972
3,800	Kellogg Co.	251,028
13,200	Kraft Heinz Co. (The)	420,948
3,300	Tyson Foods, Inc., Class A	197,043
		1,499,689
	Health Care Providers and Services—4.1%
2,300	AmerisourceBergen Corp.	231,771
2,800	Anthem, Inc.	736,344
3,300	Cardinal Health, Inc.	172,227
3,800	Cigna Corp.*	713,070
1,500	DaVita, Inc.*	118,710
3,800	HCA Healthcare, Inc.	368,828
1,600	Henry Schein, Inc.*	93,424
1,100	Laboratory Corp. of America Holdings*	182,721
2,000	McKesson Corp.	306,840
700	Molina Healthcare, Inc.*	124,586
1,500	Quest Diagnostics, Inc.	170,940
		3,219,461
	Hotels, Restaurants & Leisure—0.0%
400	Hyatt Hotels Corp., Class A	20,116
	Household Durables—0.9%
4,100	DR Horton, Inc.	227,345
3,100	Lennar Corp., Class A	191,022
700	Mohawk Industries, Inc.*	71,232

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Household Durables (Continued)
2,900	PulteGroup, Inc.	$98,687
700	Whirlpool Corp.	90,671
		678,957
	Independent Power and Renewable Electricity Producers—0.3%
7,000	AES Corp. (The)	101,430
5,400	Vistra Energy Corp.	100,548
		201,978
	Industrial Conglomerates—2.6%
5,900	3M Co.	920,341
600	Carlisle Cos., Inc.	71,802
7,200	Honeywell International, Inc.	1,041,048
		2,033,191
	Insurance—5.2%
8,200	Aflac, Inc.	295,446
3,600	Allstate Corp. (The)	349,164
4,000	Arch Capital Group, Ltd.*	114,600
700	Assurant, Inc.	72,303
5,000	Chubb, Ltd.	633,100
400	Everest Re Group, Ltd.	82,480
1,200	First American Financial Corp.	57,624
2,600	Globe Life, Inc.	192,998
400	Hanover Insurance Group, Inc. (The)	40,532
3,300	Loews Corp.	113,157
160	Markel Corp.*	147,707
10,300	MetLife, Inc.	376,156
2,400	Old Republic International Corp.	39,144
400	Primerica, Inc.	46,640
6,300	Progressive Corp. (The)	504,693
4,500	Prudential Financial, Inc.	274,050
5,700	Travelers Cos., Inc. (The)	650,085
1,700	WR Berkley Corp.	97,393
		4,087,272
	Internet and Catalog Retail—0.6%
9,000	eBay, Inc.	472,050
	IT Services—2.1%
5,800	Cognizant Technology Solutions Corp., Class A	329,556
9,900	International Business Machines Corp.	1,195,623
4,400	Western Union Co. (The)	95,128
		1,620,307
Shares		Value (Note 1)
	Leisure Equipment and Products—0.1%
800	Brunswick Corp.	$51,208
	Life Sciences Tools and Services—0.2%
300	Bio-Rad Laboratories, Inc., Class A*	135,447
	Machinery—3.5%
900	AGCO Corp.	49,914
1,400	Allison Transmission Holdings, Inc.	51,492
6,200	Caterpillar, Inc.	784,300
1,700	Cummins, Inc.	294,542
3,500	Deere & Co.	550,025
1,600	Dover Corp.	154,496
900	ITT, Inc.	52,866
600	Lincoln Electric Holdings, Inc.	50,544
800	Oshkosh Corp.	57,296
3,900	PACCAR, Inc.	291,915
1,400	Parker-Hannifin Corp.	256,578
1,800	Pentair Plc	68,382
600	Snap-on, Inc.	83,106
		2,745,456
	Media—2.9%
50,800	Comcast Corp., Class A	1,980,184
1,700	Discovery, Inc., Class A*,†	35,870
3,500	Fox Corp., Class A	93,870
3,600	Interpublic Group of Cos., Inc. (The)	61,776
2,400	Omnicom Group, Inc.	131,040
		2,302,740
	Metals and Mining—0.6%
15,700	Freeport-McMoRan, Inc.	181,649
3,400	Nucor Corp.	140,794
800	Reliance Steel & Aluminum Co.	75,944
2,400	Steel Dynamics, Inc.	62,616
		461,003
	Multi-Utilities—0.5%
8,800	Public Service Enterprise Group, Inc.	432,608
	Oil, Gas and Consumable Fuels—4.7%
4,300	Cabot Oil & Gas Corp.	73,874
20,800	Chevron Corp.	1,855,984
2,000	Concho Resources, Inc.	103,000
12,200	ConocoPhillips	512,644

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		Value (Note 1)
	Oil, Gas and Consumable Fuels (Continued)
23,322	Kinder Morgan, Inc.	$353,795
4,900	Phillips 66	352,310
1,600	Pioneer Natural Resources Co.	156,320
4,200	Valero Energy Corp.	247,044
		3,654,971
	Pharmaceuticals—6.7%
600	Jazz Pharmaceuticals Plc*	66,204
6,900	Johnson & Johnson	970,347
28,500	Merck & Co., Inc.	2,203,905
1,500	Perrigo Co. Plc	82,905
57,400	Pfizer, Inc.	1,876,980
		5,200,341
	Professional Services—0.1%
600	ManpowerGroup, Inc.	41,250
1,200	Robert Half International, Inc.	63,396
		104,646
	Real Estate Management and Development—0.2%
3,700	CBRE Group, Inc., Class A*	167,314
	Road and Rail—1.5%
200	AMERCO	60,438
8,600	CSX Corp.	599,764
1,900	Knight-Swift Transportation Holdings, Inc.†	79,249
2,600	Norfolk Southern Corp.	456,482
		1,195,933
	Semiconductors and Semiconductor Equipment—7.8%
8,900	Applied Materials, Inc.	538,005
4,400	Broadcom, Inc.	1,388,684
48,600	Intel Corp.	2,907,738
1,300	Lam Research Corp.	420,498
12,200	Micron Technology, Inc.*	628,544
4,500	ON Semiconductor Corp.*	89,190
1,200	Qorvo, Inc.*	132,636
		6,105,295
Shares		Value (Note 1)
	Software—2.6%
1,300	CDK Global, Inc.	$53,846
35,900	Oracle Corp.	1,984,193
		2,038,039
	Specialty Retail—1.0%
800	Advance Auto Parts, Inc.	113,960
270	AutoZone, Inc.*	304,592
2,900	Best Buy Co., Inc.	253,083
900	Williams-Sonoma, Inc.	73,809
		745,444
	Technology Hardware, Storage & Peripherals—0.7%
14,300	Hewlett Packard Enterprise Co.	139,139
15,400	HP, Inc.	268,422
2,400	NetApp, Inc.	106,488
		514,049
	Textiles, Apparel and Luxury Goods—0.1%
500	Ralph Lauren Corp.	36,260
1,500	Skechers U.S.A., Inc., Class A*	47,070
		83,330
	Thrifts and Mortgage Finance—0.1%
5,200	New York Community Bancorp, Inc.	53,040
	Tobacco—1.5%
17,300	Philip Morris International, Inc.	1,212,038
	Trading Companies and Distributors—0.5%
1,700	HD Supply Holdings, Inc.*	58,905
900	United Rentals, Inc.*	134,136
600	WW Grainger, Inc.	188,496
		381,537
	TOTAL COMMON STOCKS (Cost $75,070,908)	77,208,877
	EXCHANGE-TRADED FUND—0.7%
4,800	iShares Russell 1000 Value ETF (Cost $526,823)	540,576
The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

Shares		7-Day Yield	Value (Note 1)
	SHORT-TERM INVESTMENTS—0.0%
31,429	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.130%	$31,429
	TOTAL SHORT-TERM INVESTMENTS (Cost $31,429)		31,429
	TOTAL INVESTMENTS, AT VALUE—99.5% (Cost $75,629,160)		77,780,882
	Other Assets in Excess of Liabilities—0.5%		359,054
	NET ASSETS—100.0%		$78,139,936

Notes to the Schedule of Investments:

*  Non-income producing security

†  Denotes all or a portion of security on loan. As of June 30, 2020, the market value of the securities on loan was $97,851 (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

At June 30, 2020, industry sector diversification of the M Large Cap Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	25.8%
Information Technology	16.4%
Health Care	15.4%
Industrials	14.6%
Communication Services	9.8%
Energy	4.7%
Consumer Staples	4.4%
Consumer Discretionary	3.6%
Materials	2.6%
Utilities	2.0%
Real Estate	0.2%
Short-Term Investments	0.0%
Total	99.5%

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2020

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Schedule of Investments	$123,750,224	$211,205,946	$159,276,902	$77,780,882
Affiliated investment company, at value (Note 1)***—see accompanying Schedule of Investments	44,866,060	—	—	—
Cash	—	3,653,247	3,988,893	231,663
Cash denominated in foreign currencies****	679,009	—	—	—
Receivable from:
Securities sold	478	—	110,172	122,930
Capital stock subscriptions	49,769	3,642	23,199	8,890
Dividends and interest	870,087	51,799	154,319	97,135
Prepaid expenses	20,156	22,320	20,270	10,668
Total assets	170,235,783	214,936,954	163,573,755	78,252,168
Liabilities:
Payable for:
Investment Adviser, net (Note 2)	45,341	101,195	118,072	25,528
Capital stock redemptions	831	58,202	27,223	—
Securities purchased	—	468,413	195,870	—
Due to custodian	32,736	—	—	—
Payable upon return of securities loaned (Note 1)	3,942,054	—	2,641,905	31,429
Accrued expenses and other liabilities	135,233	73,799	73,364	55,275
Total liabilities	4,156,195	701,609	3,056,434	112,232
Net assets	$166,079,588	$214,235,345	$160,517,321	$78,139,936
Net assets consist of:
Paid-in capital	$244,435,779	$107,889,240	$132,910,203	$86,832,886
Total distributable earnings (loss)	(78,356,191)	106,346,105	27,607,118	(8,692,950)
Net assets	$166,079,588	$214,235,345	$160,517,321	$78,139,936
Shares outstanding#	15,515,736	6,826,777	7,662,729	7,585,910
Net asset value, offering price and redemption price per share	$10.70	$31.38	$20.95	$10.30
* Cost of investments	$127,125,914	$119,844,884	$129,243,693	$75,629,160
** Includes securities on loan with market values of	$7,571,543	$—	$7,017,113	$97,851
*** Cost of affiliated investment	$46,143,429	$—	$—	$—
**** Cost of cash denominated in foreign currencies	$681,601	$—	$—	$—

  #  The number of authorized shares with a par value of $0.001 per share, for each of the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund is 100,000,000.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2020

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Investment income:
Dividends—Unaffiliated*	$1,809,908	$449,350	$817,867	$1,160,900
Dividends—Affiliated	397,661	—	—	—
Securities lending income	10,767	2,594	3,895	—
Interest	—	179	495	206
Total investment income	2,218,336	452,123	822,257	1,161,106
Expenses:
Investment advisory fee (Note 2)	312,751	586,444	682,915	183,392
Custody, fund accounting, transfer agent and administration fees	159,481	93,903	90,259	62,644
Professional fees	23,355	21,846	20,657	16,405
Directors' fees and expenses	19,833	20,822	18,952	10,195
Printing and shareholder reporting	15,543	13,240	13,379	9,418
Compliance expenses (Note 2)	9,860	10,690	9,090	5,032
Other	22,083	23,354	21,453	11,780
Total expenses	562,906	770,299	856,705	298,866
Less: Expenses waived/reimbursed by the Advisor (Note 2)	(44,412)	—	—	(18,541)
Net expenses	518,494	770,299	856,705	280,325
Net investment income (loss)	1,699,842	(318,176)	(34,448)	880,781
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investment transactions	836,721	15,400,989	(2,253,467)	(11,636,380)
Affiliated investment transactions	121,801	—	—	—
Foreign currency transactions	247	—	—	—
Net realized gain (loss)	958,769	15,400,989	(2,253,467)	(11,636,380)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(21,682,121)	1,739,059	(23,546,711)	(7,553,100)
Affiliated investments	(6,854,550)	—	—	—
Foreign currency translation	(9,749)	—	—	—
Net change in unrealized appreciation (depreciation)	(28,546,420)	1,739,059	(23,546,711)	(7,553,100)
Net realized and unrealized gain (loss)	(27,587,651)	17,140,048	(25,800,178)	(19,189,480)
Net increase (decrease) in net assets resulting from operations	$(25,887,809)	$16,821,872	$(25,834,626)	$(18,308,699)
* Net of foreign taxes withheld of:	$203,194	$—	$31,363	$256

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$1,699,842	$4,204,036	$(318,176)	$(485,496)
Net realized gain (loss) on investments and foreign currency transactions	958,769	910,778	15,400,989	14,507,291
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(28,546,420)	28,621,876	1,739,059	44,563,824
Net increase (decrease) in net assets resulting from operations	(25,887,809)	33,736,690	16,821,872	58,585,619
Distributions to shareholders		(4,603,394)	(3,498,093)	(12,037,996)
Tax return of capital		(534,529)
Total distributions to shareholders	—	(5,137,923)	(3,498,093)	(12,037,996)
Fund share transactions (Note 4):
Proceeds from shares sold	8,398,494	23,231,173	10,464,553	15,225,573
Net asset value of shares issued on reinvestment of distributions		5,137,923	3,498,093	12,037,996
Cost of shares repurchased	(12,403,958)	(30,917,677)	(23,665,962)	(31,418,526)
Net increase (decrease) in net assets resulting from Fund share transactions	(4,005,464)	(2,548,581)	(9,703,316)	(4,154,957)
Total change in net assets	(29,893,273)	26,050,186	3,620,463	42,392,666
Net Assets:
Beginning of period	195,972,861	169,922,675	210,614,882	168,222,216
End of period	$166,079,588	$195,972,861	$214,235,345	$210,614,882

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(34,448)	$(257,703)	$880,781	$1,634,872
Net realized gain (loss) on investments and foreign currency transactions	(2,253,467)	16,144,156	(11,636,380)	5,147,314
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(23,546,711)	27,749,423	(7,553,100)	11,297,879
Net increase (decrease) in net assets resulting from operations	(25,834,626)	43,635,876	(18,308,699)	18,080,065
Distributions to shareholders	(2,385,949)	(14,576,865)	(972,676)	(4,761,268)
Tax return of capital
Total distributions to shareholders	(2,385,949)	(14,576,865)	(972,676)	(4,761,268)
Fund share transactions (Note 4):
Proceeds from shares sold	15,802,066	17,731,442	4,081,673	10,052,063
Net asset value of shares issued on reinvestment of distributions	2,385,949	14,576,865	972,676	4,761,268
Cost of shares repurchased	(10,825,335)	(35,999,356)	(7,523,131)	(13,678,914)
Net increase (decrease) in net assets resulting from Fund share transactions	7,362,680	(3,691,049)	(2,468,782)	1,134,417
Total change in net assets	(20,857,895)	25,367,962	(21,750,157)	14,453,214
Net Assets:
Beginning of period	181,375,216	156,007,254	99,890,093	85,436,879
End of period	$160,517,321	$181,375,216	$78,139,936	$99,890,093

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M International Equity Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of period	$12.42	$10.60	$13.58	$11.12	$11.26	$11.93
Income from investment operations:
Net investment income‡	0.11	0.27	0.19	0.17	0.17	0.19
Net realized and unrealized gain (loss) on investments	(1.83)	1.88	(2.99)	2.50	(0.18)	(0.66)
Total from investment operations	(1.72)	2.15	(2.80)	2.67	(0.01)	(0.47)
Less distributions to shareholders:
From net investment income	—	(0.30)	(0.18)	(0.21)	(0.13)	(0.20)
From return of capital	—	(0.03)	—	—	—	—
Total distributions	—	(0.33)	(0.18)	(0.21)	(0.13)	(0.20)
Net asset value, end of period	$10.70	$12.42	$10.60	$13.58	$11.12	$11.26
Total Return+	(13.85)%*	20.32%	(20.57)%	24.05%	(0.05)%	(3.94)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$166,080	$195,973	$169,923	$244,167	$193,909	$228,015
Net expenses to average daily net assets	0.63%**	0.63%•	0.92%•	0.90%	0.94%	0.95%
Net investment income to average daily net assets	2.07%**	2.34%	1.50%	1.33%	1.51%	1.51%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	0.68%	0.68%•	0.98%•	N/A	0.97%	0.96%
Net investment income	2.01%	2.30%	1.43%	N/A	1.48%	1.50%
Portfolio turnover rate	5%	13%	117%?	10%	20%	27%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

?  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

•  In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying fund in which it invests. Such indirect expenses are not included in the above expense ratios.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Growth Fund
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of period	$29.33		$22.85	$27.01	$19.97	$21.66	$23.95
Income from investment operations:
Net investment loss‡	(0.04)		(0.07)	(0.03)	(0.05)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	2.61		8.31	(1.12)	7.83	(0.45)	1.96
Total from investment operations	2.57		8.24	(1.15)	7.78	(0.50)	1.91
Less distributions to shareholders:
From net investment income	—		—	—	—	—	(0.01)
From net realized capital gains	(0.52)		(1.76)	(3.01)	(0.74)	(1.19)	(4.19)
Total distributions	(0.52)		(1.76)	(3.01)	(0.74)	(1.19)	(4.20)
Net asset value, end of period	$31.38		$29.33	$22.85	$27.01	$19.97	$21.66
Total Return+	8.82	%*	36.09%	(4.95)%	38.97%	(2.32)%	7.70%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$214,235		$210,615	$168,222	$193,379	$157,766	$180,624
Net expenses to average daily net assets	0.77	%**	0.77%	0.75%	0.73%	0.78%	0.76%
Net investment loss to average daily net assets	(0.32	)%**	(0.25)%	(0.11)%	(0.20)%	(0.26)%	(0.20)%
Portfolio turnover rate	20%		22%	34%	49%	36%	69%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Capital Appreciation Fund
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of period	$25.05		$21.14	$31.24	$29.28	$25.15	$30.22
Income from investment operations:
Net investment income (loss)‡	—		(0.04)	(0.05)	(0.01)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investments	(3.78)		6.11	(4.23)	5.55	5.38	(1.77)
Total from investment operations	(3.78)		6.07	(4.28)	5.54	5.29	(1.87)
Less distributions to shareholders:
From net investment income	—		—	(0.09)	—	—	—
From net realized capital gains	(0.32)		(2.16)	(5.73)	(3.58)	(1.16)	(3.20)
Total distributions	(0.32)		(2.16)	(5.82)	(3.58)	(1.16)	(3.20)
Net asset value, end of period	$20.95		$25.05	$21.14	$31.24	$29.28	$25.15
Total Return+	(15.09	)%*	28.85%	(14.15)%	19.02%	21.06%	(6.58)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$160,517		$181,375	$156,007	$209,284	$197,217	$182,298
Net expenses to average daily net assets	1.13	%**	1.10%	1.07%	1.05%	1.08%	1.07%
Net investment loss to average daily net assets	(0.05	)%**	(0.15)%	(0.15)%	(0.04)%	(0.35)%	(0.34)%
Portfolio turnover rate	20%		20%	26%	20%	19%	23%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Value Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net asset value, beginning of period	$12.80	$11.06	$13.93	$12.89	$11.96	$13.36
Income from investment operations:
Net investment income‡	0.11	0.22	0.20	0.21	0.22	0.18
Net realized and unrealized gain (loss) on investments	(2.48)	2.16	(1.88)	1.73	0.94	(0.24)
Total from investment operations	(2.37)	2.38	(1.68)	1.94	1.16	(0.06)
Less distributions to shareholders:
From net investment income	—	(0.22)	(0.20)	(0.21)	(0.23)	(0.17)
From return of capital	—	—	—	—	—	(0.01)
From net realized capital gains	(0.13)	(0.42)	(0.99)	(0.69)	—	(1.16)
Total distributions	(0.13)	(0.64)	(1.19)	(0.90)	(0.23)	(1.34)
Net asset value, end of period	$10.30	$12.80	$11.06	$13.93	$12.89	$11.96
Total Return+	(18.53)%*	21.52%	(12.07)%	14.99%	9.73%#	(0.66)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$78,140	$99,890	$85,437	$99,501	$91,189	$95,170
Net expenses to average daily net assets	0.68%**	0.68%	0.64%	0.64%	0.68%	0.69%
Net investment income to average daily net assets	2.13%**	1.73%	1.47%	1.57%	1.85%	1.32%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	0.72%	0.69%	0.66%	0.64%	0.68%	N/A
Net investment income	2.09%	1.72%	1.45%	1.56%	1.85%	N/A
Portfolio turnover rate	123%?	107%	82%	75%	54%	66%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

?  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

#  Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder processing.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2020, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a "Fund" or collectively the "Funds"), each of which is a separate mutual fund.

The Corporation offers shares of the Funds to certain insurance company separate accounts, which serve as the underlying funding vehicles for certain variable annuity and variable life insurance policies. These annuities and insurance policies are offered primarily by members of M Financial Holdings Incorporated ("M Financial Group") and are issued by certain life insurance companies.

M International Equity Fund

M International Equity Fund seeks to achieve its investment objective through exposure to a broad and diverse group of securities of non-U.S. companies in countries with developed and emerging markets with a greater emphasis on small capitalization, value and/or high profitability companies as compared to their representation in the Non-U.S. Universe. For purposes of the Fund, Dimensional Fund Advisors LP ("DFA") defines the Non-U.S. Universe as a market capitalization weighted portfolio of non-U.S. companies in developed and emerging markets that have been authorized for investment as approved markets by the DFA's Investment Committee. The Fund may pursue its investment objective by investing its assets directly and/or indirectly by investing its assets in the DFA Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc. (the "Underlying Fund"). The Underlying Fund purchases a broad and diverse group of securities associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), with a greater emphasis on small capitalization, value, and/or high profitability companies. As of the date of this report, it is anticipated that a significant portion of the Fund's assets will be invested indirectly through the Underlying Fund.

M Large Cap Growth Fund

M Large Cap Growth Fund will normally invest at least 80% of its total assets in domestic equity securities of U.S. large capitalization securities. Domestic equity securities, as determined by DSM Capital Partners LLC ("DSM"), the Fund's sub-adviser, in its discretion, include, but are not limited to common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Shares of foreign domiciled issuers that primarily trade on a U.S. exchange are generally considered by DSM to be domestic equity securities. Also, as determined by DSM, issuers that issue domestic equity securities may be domiciled and/or headquartered anywhere in the world. The Fund may generally invest up to 20% of its assets in equity securities of foreign issuers, including American Depositary Receipts and similar securities. DSM defines "large cap" as capitalizations of $10 billion or more. The Fund will generally contain 25 to 35 equity securities.

This strategy to invest at least 80% of its total assets in domestic equity securities of U.S. large capitalization securities is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

DSM uses a "bottom-up," idea-driven approach and focuses on a long-term (e.g., three-year minimum) investment horizon.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

DSM seeks to invest in growing businesses with solid fundamentals, attractive profitability and successful management. Candidate companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than average S&P 500 companies. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals, all as determined by DSM.

In its stock valuation work, DSM focuses primarily on P/E ratios. P/E is the ratio of a company's share price to its per-share earnings. DSM will generally only buy a stock that it believes has a forward four-quarter P/E ratio that will rise over the next three years. To accomplish this, a target P/E ratio that DSM believes is reasonable and rational and is reflective of a fair valued stock three years from now is selected. DSM will typically buy when the company's stock clears two hurdles: 1. it must have attractive fundamental business characteristics that translate into a reasonably predictable and growing stream of earnings and 2. it must have a P/E on forward four quarters earnings that is normally 8% to 10% below the target P/E three years from the calculation point. In order to determine a target P/E, DSM takes into consideration a number of qualitative and quantitative factors. Among the qualitative factors are barriers to entry, number of competitors, economic cyclicality, customer loyalty, price competition, global reach, government involvement and management quality. Among the quantitative factors are historic revenue and EPS growth, projected revenue and EPS growth, margins, return on assets, return on equity, capital expenditures relative to net income and the historic range of P/E over the last five years. Once a target P/E has been agreed upon, it may occasionally be adjusted.

M Capital Appreciation Fund

M Capital Appreciation Fund principally invests in common stock of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500® Index. As of March 31, 2020, the market capitalization range of companies in the Russell 2500® Index was between approximately $3.3 billion and $24.5 billion. The Fund may invest up to 15% of the value of its total assets in equity securities of foreign issuers.

The Fund's sub-adviser, Frontier Capital Management Company, LLC ("Frontier") seeks long-term capital appreciation by employing a Growth-At-A-Reasonable-Price approach to identify, in its view, the best risk/reward investment ideas in the U.S. small- and mid-capitalization equity universe. Frontier purchases companies that, in its view, have above-average earnings growth potential and are available at reasonable valuations. Frontier's philosophy combines rigorous bottom-up fundamental analysis with a proven investment process.

Frontier may sell stocks for a number of reasons, including when price objectives are reached, fundamental conditions have changed so that future earnings progress is likely to be adversely affected, or a stock is fully invested and an attractive, new opportunity causes the sale of a current holding with less appreciation potential. Frontier does not sell stocks solely on changes to a company's market capitalization..

M Large Cap Value Fund

M Large Cap Value Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in issuers domiciled, or having their principal activities, in the United States, at the time of investment or other instruments with similar economic characteristics. In addition, the Fund normally invests at

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

least 80% of its net assets in equity securities of large capitalization companies. Brandywine Global Investment Management, LLC ("Brandywine"), the Fund's sub-adviser, defines "large capitalization" companies as those companies with market capitalizations similar to companies in the Russell 1000® Index (the "Index"). As of March 31, 2020, the market capitalization range of companies in the Index was between approximately $73 million and $1.2 trillion. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

The Fund invests primarily in equity securities that, in Brandywine's opinion, are undervalued or out of favor. Brandywine invests in securities that meet its value criteria, primarily price-to-earnings, price-to-book, price momentum and share change and quality, based on both quantitative and fundamental analysis. The Fund expects to hold approximately 175-250 stocks under normal market conditions.

Brandywine bases portfolio price targets on quantitative criteria determined in its sell process. Brandywine's systems update these quantitatively determined buy and sell limits on a daily basis. Buy candidates must have a price that qualifies the stock as a value such that the price-to-earnings ratio is in the lower 40% of its universe or the price-to-book is in the lower 25% of its universe at time of purchase. Additionally, the current price compared to the price nine months ago must place it above the lower quartile of other universe stocks when ranked by nine month price momentum and the change in shares outstanding over the past year must place it below the upper quartile.

Sell candidates will have a price that when compared to earnings and book place the stock above the median on a price-to-earnings basis and above the 40th percentile on a price-to-book basis. If a stock's price declines relative to the universe such that it falls to the lower 10% of stocks as ranked on nine month price momentum or the company issues sufficient shares to rank among the top 10% largest issuers (as a percentage of shares outstanding) in the year, the holding will be a sell candidate. Additionally, a stock will be sold if the capitalization falls 20% below the minimum purchase capitalization criteria.

Brandywine may modify buy and sell trigger points and decisions only due to tracking error considerations, trading opportunities or limitations such as position, industry or sector size. Brandywine does not violate its buy and sell rules based on analyst affinity for the stock. Its investment process requires disciplined buy and sell decisions rules with carefully outlined exceptions.

If a security experiences a severe fundamental deterioration event that is not captured in the price change, share change or valuation rules, Brandywine will initiate a sell. The rank order of the most common occurrences are price momentum, valuation expansion into the sell range, share issuance or fundamental deterioration.

1.  Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

Use of Estimates

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Financial Services—Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange (other than the National Association of Securities Dealers Automated Quotation System "NASDAQ") are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange (other than NASDAQ) are valued at the most recent bid price. Equity securities and other similar investments traded on NASDAQ are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 0.50%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund's NAV. Over-the-counter securities are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less). Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the fair value hierarchy.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use to price the asset or liability

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments;

•  Level 2—quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3—significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirely.

As of June 30, 2020, the M Large Cap Growth Fund and the M Large Cap value Fund, had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

As of June 30, 2020, the M Capital Appreciation Fund had: (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments, with the exception of Ferro-globe Plc—ENT which was classified as Level 3 and had no value and (iii) all short-term investments classified as Level 2.

The following is a summary of the inputs used as of June 30, 2020 in valuing the M International Equity Fund investments:

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$7,521,811	$—	$7,521,811
Austria	—	440,892	—	440,892

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Belgium	$22,461	$1,178,937	$—	$1,201,398
Canada	11,107,611	—	—	11,107,611
Denmark	—	2,829,767	—	2,829,767
Finland	—	1,774,993	—	1,774,993
France	—	9,943,035	—	9,943,035
Germany	—	8,774,555	—	8,774,555
Hong Kong	—	3,126,240	—	3,126,240
Ireland	238,970	717,787	—	956,757
Israel	141,251	530,386	—	671,637
Italy	—	2,898,826	—	2,898,826
Japan	—	28,735,836	—	28,735,836
Netherlands	—	3,961,797	—	3,961,797
New Zealand	—	351,705	—	351,705
Norway	—	894,640	—	894,640
Portugal	—	199,705	—	199,705
Singapore	—	954,593	—	954,593
Spain	21,080	2,512,614	—	2,533,694
Sweden	5,741	3,155,912	—	3,161,653
Switzerland	68,040	10,585,896	—	10,653,936
United Kingdom	766,798	15,482,517	—	16,249,315
Total Common Stocks	12,371,952	106,572,444	—	118,944,396
Affiliated Investment Company
United States	44,866,060	—	—	44,866,060
Rights
Finland	—	10,012	—	10,012
Spain	14,324	—	—	14,324
Total Rights	14,324	10,012	—	24,336
Preferred Stocks
Germany	—	839,438	—	839,438
Short-Term Investments
Short-Term Investments	—	3,942,054	—	3,942,054
Total	$57,252,336	$111,363,948	$—	$168,616,284

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

During the period ended June 30, 2020, financial assets with a combined market value of $126,716,539 held by M International Equity Fund transferred from Level 1 to Level 2. At June 30, 2020, these financial assets were priced using a fair value factor applied to quoted market prices.

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Expenses of the Corporation that can be directly attributed to a particular fund are charged to that Fund. Expenses that cannot be directly attributed are apportioned among Funds by the Corporation based on average net assets of each Fund.

Additionally, the Funds may invest in mutual funds, which are subject to management fees and other fees that may increase the costs of investing in mutual funds versus the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Funds' Statements of Operations or in the expense ratios included in the financial highlights.

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds' securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) and non-cash (U.S. Treasuries and Agencies) as collateral against the loaned securities. Cash collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102%/105%.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The collateral received is recorded on a lending Fund's statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund's securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2020.

	Gross	Gross Amounts Offset in the	Net Amounts of Assets Presented in the	Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Amounts of Recognized Assets	Statement Assets and Liabilities	Statement Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
M International Equity Fund	$3,942,054	$—	$3,942,054	$—	$3,942,054	$—
M Capital Appreciation Fund	2,641,905	—	2,641,905	—	2,641,905	—
M Large Cap Value Fund	31,429	—	31,429	—	31,429	—

The following table presents the remaining contractual maturity of the Securities Lending Agency Agreement as of June 30, 2020.

Fund	Security Type	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
M International Equity Fund	Common Stocks	$3,942,054	$—	$—	$—	$3,942,054
M Capital Appreciation Fund	Common Stocks	2,641,905	—	—	—	2,641,905
M Large Cap Value Fund	Common Stocks	31,429	—	—	—	31,429

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

The Funds evaluate the Funds' tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds did not have any unrecognized tax benefits as of June 30, 2020, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six-month period ended June 30, 2020, the Funds did not incur any such interest or penalties. The Funds' tax returns are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2017 through December 2019. No examination of any of the Funds' tax filings is currently in progress.

2.  Advisory Fee and Other Transactions with Affiliates

The Corporation has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of M Financial Group. The Advisory Agreement provides that the Funds will pay the Adviser a fee at an annual rate of the value of each Fund's average daily net assets as follows:

Fund	Total Advisory Fees
M International Equity Fund	0.15% on all assets plus (and only with
respect to Fund assets which are not invested
in a mutual fund that is advised by the
Fund's sub-adviser):
0.32% on the first $100 million
0.27% on the amounts thereafter
M Large Cap Growth Fund	0.65% of the first $50 million
0.60% of the next $50 million
0.55% on the amounts thereafter
M Capital Appreciation Fund	0.90%

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

Fund	Total Advisory Fees
M Large Cap Value Fund*	For the period January 1, 2020 through
April 30, 2020:
0.45% of the first $250 million
0.35% of the next $250 million
0.30% of the next $250 million
0.275% on the amounts thereafter
For the period May 1, 2020 through
June 30, 2020:
0.43%

*  Beginning on October 1, 2016, the previous Sub-Adviser for the Fund waived 5% of its sub-advisory fee. Beginning on October 1, 2019, the previous Sub-Adviser for the Fund waived an additional 2.5% of its sub-advisory fee for a total waiver of 7.5%. Consequently, the Adviser waived a portion of the fee payable by the Fund. For the period January 1, 2020 through April 30, 2020, the fee payable to the Adviser for the Fund was 0.4275% on the first $250 million, 0.335% on the next $250 million, 0.2888% on the next $250 million and 0.2656% on the amounts thereafter on the Fund's average daily net assets. For the period January 1, 2020 through April 30, 2020, the Advisor waived $6,388 otherwise payable by M Large Cap Value Fund.

Prior to May 1, 2020 and for the period May 1, 2020 to April 30, 2021, the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a Fund's annualized average daily net assets. For the six months ended June 30, 2020, the Adviser reimbursed $44,412 of other expenses for the M International Equity Fund and $12,153 of other expenses for the M Large Cap Value Fund.

The Adviser has engaged Dimensional Fund Advisors LP, DSM Capital Partners LLC, Frontier Capital Management Company, LLC and Brandywine Global Investment Management, LLC to act as sub-advisers to provide day-to-day portfolio management for the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund, respectively. Brandywine Global Investment Management, LLC replaced AJO, LP as the sub-adviser for the M Large Cap Value Fund effective May 1, 2020.

As compensation for their services, each sub-adviser receives a fee based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
M International Equity Fund	0.32% on the first $100 million
0.27% on the amounts thereafter
Sub-adviser shall not receive any sub-advisory
fee for its sub-advisory services to the
M International Equity Fund with respect
to assets of the M International Equity Fund
invested in any other mutual fund advised by
the Sub-Adviser.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

Fund	Total Sub-Advisory Fees
M Large Cap Growth Fund	0.50% on the first $50 million
0.45% on the next $50 million
0.40% on the amounts thereafter
M Capital Appreciation Fund	0.75%
M Large Cap Value Fund*	For the period January 1, 2020 through
April 30, 2020:
0.30% on the first $250 million
0.20% on the next $250 million
0.15% on the next $250 million
0.125% on the amounts thereafter
For the period May 1, 2020 through
June 30, 2020:
0.28%

*  Beginning on October 1, 2016, the previous Sub-Adviser waived 5% of its sub-advisory fee. Beginning on October 1, 2019, the previous Sub-Adviser for the Fund waived an additional 2.5% of its sub-advisory fee for a total waiver of 7.5%. For the period January 1, 2020 through April 30, 2020, the fee payable to the Sub-Adviser for the Fund was 0.2775% on the first $250 million, 0.185% on the next $250 million, 0.1388% on the next $250 million and 0.1156% on the amounts thereafter on the Fund's average daily net assets. For the period January 1, 2020 through April 30, 2020, the previous Sub-Adviser waived $6,388 otherwise payable by the Adviser.

The sub-advisory fees are paid by the Adviser out of the investment advisory fees disclosed above.

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are charged by the Distributor for its services.

The Corporation pays no compensation to its officers. As of June 30, 2020, the Corporation pays each Non-Interested Director $1,500 per meeting attended. The Corporation pays each non-interested Director an annual retainer of $20,000. Each member of the Audit Committee receives $1,500 per meeting of the Audit Committee that he attends. The Chairman of the Board and Audit Committee Chair receive an additional $10,000 annually.

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common management. The Company which is an affiliate of the M international Equity Fund as of June 30, 2020 is noted in the Fund's Schedule of Investments. During the six months ended June 30, 2020, purchases and

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

sales transactions, income earned from investments and shares held of investment companies managed by Dimensional Fund Advisors LP for the M International Equity Fund were as follows:

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized (Depreciation)	Value, End of Period	Dividend Income	Shares End of Period
DFA Emerging Markets Core Equity Portfolio	$50,269,148	$3,109,661	$(1,780,000)	$121,801	$(6,854,550)	$44,866,060	$397,661	$2,403,110

The DFA Emerging Markets Core Equity Portfolio is registered under the 1940 Act as an open-end management investment company. The M International Equity Fund may redeem its investment from the DFA Emerging Markets Core Equity Portfolio at any time if the Advisor determines that it is in the best interest of the M International Equity Fund and its shareholders to do so.

The performance of the M International Equity Fund will be directly affected by the performance of the DFA Emerging Markets Core Equity Portfolio. The financial statements of the DFA Emerging Markets Core Equity Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission's websiteÈwww.sec.gov) and should be read in conjunction with the M International Equity Fund's financial statements. As of June 30, 2020, the percentage of M International Equity Fund net assets invested in the DFA Emerging Markets Core Equity Portfolio was 27.0%.

3.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2020, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
M International Equity Fund	$7,538,798	$9,633,158
M Large Cap Growth Fund	40,592,503	56,298,419
M Capital Appreciation Fund	33,457,845	29,949,485
M Large Cap Value Fund	101,449,005	102,501,836

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  Paid-in Capital

Changes in the capital shares outstanding were as follows:

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Shares sold	850,068	1,996,591	360,462	579,461
Shares repurchased	(1,112,323)	(2,663,562)	(829,266)	(1,172,776)
Distributions reinvested	—	413,399	115,449	409,857
Net decrease	(262,255)	(253,572)	(353,355)	(183,458)
Fund Shares:
Beginning of period	15,777,991	16,031,563	7,180,132	7,363,590
End of period	15,515,736	15,777,991	6,826,777	7,180,132
	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2020	Year Ended December 31, 2019	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Shares sold	831,227	738,415	394,409	808,025
Shares repurchased	(522,934)	(1,465,804)	(705,830)	(1,097,583)
Distributions reinvested	115,096	586,370	93,617	371,525
Net increase (decrease)	423,389	(141,019)	(217,804)	81,967
Fund Shares:
Beginning of period	7,239,340	7,380,359	7,803,714	7,721,747
End of period	7,662,729	7,239,340	7,585,910	7,803,714

5.  Financial Instruments

Foreign Investments and Foreign Currency

Each of the Funds may invest in securities of companies that are organized under the laws of a foreign country and (i) are unlisted or listed primarily on a non-U.S. exchange; or (ii) are listed on a U.S. exchange or over-the-counter as a sponsored or unsponsored American Depositary Receipt ("foreign issuers"). M International Equity Fund may also invest in non-U.S. dollar denominated securities and securities of foreign issuers represented by European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs"). The value of all assets and liabilities expressed in foreign currencies are translated into U.S. dollars at the exchange rates captured as of twelve noon Eastern Time each business day other than market holidays or early closures. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions. M International Equity Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in market prices of securities held at year end.

Investments in non-U.S. dollar denominated securities or in the securities of foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange, and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures for such securities may be different in foreign countries and, in certain markets, on certain occasions such procedures have been unable to keep pace with the volume of securities transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment and resource self-sufficiency.

Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Funds may be exposed to currency exposure independent of their securities positions, the value of the assets of the Funds invested in foreign issuers as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. To the extent that a Fund's assets consist of investments denominated in a particular currency, the Fund is at risk of adverse developments affecting the value of such currency.

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

6.  Beneficial Interest

Shares of the Funds are owned by insurance companies through their separate accounts that are used primarily to fund variable annuity contracts and variable life insurance contracts. As of June 30, 2020, John Hancock Variable

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.  Beneficial Interest (Continued)

Life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Co. of Arizona and Security Life of Denver (an indirect, wholly owned subsidiary of Voya Financial, Inc.) each owned 5% or more of the Funds' shares. John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. may each be deemed a control person of each Fund because their separate accounts hold more than 25% of the shares of each Fund.

As of June 30, 2020, the ownership of each Fund was as follows:

	Percentage of Ownership(1)
	John Hancock Variable Life Insurance Co.	Pacific Life Insurance Co.	Pruco Life Insurance Co. Of Arizona	Voya-Security Life of Denver
M International Equity Fund	40.2%	38.9%	6.4%	6.3%
M Large Cap Growth Fund	51.1%	32.4%	6.7%	1.5%
M Capital Appreciation Fund	47.4%	38.0%	2.0%	5.5%
M Large Cap Value Fund	53.2%	29.9%	5.1%	1.6%

(1)  The balance of the Funds' shares are owned by shareholders with less than 5% beneficial interest.

7.  Tax Information

As of June 30, 2020, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$173,649,633	$15,079,971	$(20,113,321)	$(5,033,350)
M Large Cap Growth Fund	119,937,618	93,252,016	(1,983,688)	91,268,328
M Capital Appreciation Fund	129,594,375	51,813,002	(22,130,475)	29,682,527
M Large Cap Value Fund	76,748,299	4,568,027	(3,535,443)	1,032,584

8.  Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Corporation may enter into contracts and agreements that contain a variety of representations and warranties that provide general indemnifications. The maximum exposure to the Corporation under these arrangements is unknown, as it involves future claims that may be made against the Corporation that have not yet occurred. However, based on experience, the Corporation believes that the current risk of loss is remote.

9.  Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of the Funds' financial statements and have determined there is no material impact to the Funds' financial statements.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS

APPROVAL OF AN AMENDMENT TO THE INVESTMENT ADVISORY AGREEMENT IN CONNECTION WITH THE CHANGE IN SUB-ADVISER OF THE M LARGE CAP VALUE FUND

The Board of Directors (the "Board") of M Fund, Inc. (the "Corporation"), including the Independent Directors, unanimously approved an amendment to the Investment Advisory Agreement (the "Amendment") between M Financial Investment Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of M Financial Group, and the Corporation in connection with the change in sub-adviser of the M Large Cap Value Fund at its meeting held on March 13, 2020. The terms of the Investment Advisory Agreement following the Amendment were substantially similar to those under the previous Investment Advisory Agreement, except that: (i) the advisory fee for the M Large Cap Value Fund decreased due to the change in sub-adviser; and (ii) the date of the Amendment is different. The Amendment provides that the M Large Cap Value Fund shall compensate the Adviser at the annual rate of 0.43%. The Board considered information provided by the Adviser earlier in the meeting. In considering whether to approve the Amendment, the Board, including the Independent Directors, noted that the factors for the approval of the Amendment were discussed in detail in connection with the approval of the continuation of the Investment Advisory Agreement. The Board noted that the considerations in connection with the approval of the Amendment were the same.

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, and after deliberation and consideration of the information provided, the Board concluded that it was fair and reasonable and in the best interests of the M Large Cap Value Fund's shareholders to approve the Amendment. The Board also determined that the terms of the Amendment were fair and reasonable with respect to the M Large Cap Value Fund.

APPROVAL OF A NEW INVESTMENT SUB-ADVISORY AGREEMENT IN CONNECTION WITH THE CHANGE IN SUB-ADVISER OF THE M LARGE CAP VALUE FUND

The Board approved a new Sub-Advisory Agreement with Brandywine Global Investment Management, LLC ("Brandywine"), on behalf of the M Large Cap Value Fund at its meeting held on March 13, 2020 (the "New Sub-Advisory Agreement"). The Board considered the New Sub-Advisory Agreement in connection with a change in the sub-adviser for the M Large Cap Value Fund from AJO, LP to Brandywine. In considering whether to approve the New Sub-Advisory Agreement, the Board noted that the Adviser was recommending the change of sub-adviser and the approval of the New Sub-Advisory Agreement as in the best interests of the M Large Cap Value Fund and its shareholders. The Board also considered information provided by the Adviser and by Brandywine. In considering whether to approve the New Sub-Advisory Agreement, the Board, including the Independent Directors, did not identify any single factor as determinative. Matters considered by the Board, including the Independent Directors, in connection with their approval of the New Sub-Advisory Agreement included the following:

Capability, Nature and Quality of Services. The Board reviewed in detail the capability, nature, extent and quality of the services to be provided by Brandywine under the terms of the New Sub-Advisory Agreement. The Board considered the experience of Brandywine as an investment manager. The Board also reviewed the personnel at Brandywine that would be responsible for providing sub-advisory services to the M Large Cap Value Fund. The Board concluded that Brandywine had significant operational experience and the capability, resources and personnel necessary to manage the M Large Cap Value Fund and that the information provided supported the approval of the New Sub-Advisory Agreement.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

The Board also considered that, on February 18, 2020, Franklin Resources, Inc. ("Franklin Resources") entered into a definitive agreement to acquire Legg Mason, Inc. ("Legg") in an all-cash transaction (the "Acquisition"). The Board noted that Brandywine is currently a wholly-owned subsidiary of Legg, and therefore, the Acquisition would constitute a change in control and an assignment of the Sub-Advisory Agreement with Brandywine that the Board approved, which would result in a termination of such Agreement. It was noted that Brandywine had confirmed to the Adviser that it will retain an autonomous arrangement with Franklin Resources, ensuring that the investment philosophies, processes and brand of Brandywine will remain unchanged. As a result of the Acquisition, the Board approved both the New Sub-Advisory Agreement with Brandywine to be effective as of May 1, 2020 and a second Sub-Advisory Agreement with Brandywine to be effective upon the Acquisition and the termination of the New Sub-Advisory Agreement.

Compliance History. The Board considered the regulatory compliance history of Brandywine. It was noted that Brandywine maintains written policies and procedures that are designed to prevent violations of the federal securities laws. Brandywine certified that it has not had any material violations of its policies and procedures or its Code of Ethics for the two-year period ended December 31, 2019 and there are no pending inquiries by the SEC or any other regulatory agency. Based upon information provided to it, the Board concluded that it was satisfied with the adequacy of Brandywine's compliance program and that the information provided supported the approval of the New Sub-Advisory Agreement.

Investment Performance. The Board considered the information about the performance of Brandywine's Diversified Large Value Equity Strategy, including information that compared the performance of the strategy to the performance of the relevant benchmark, the Russell 1000 Value Index. The strategy exceeded its benchmark for the one-, three-, five-, ten- and since inception time periods through December 31, 2019. The Board concluded that, relying on Brandywine's investment performance managing its equity strategy, Brandywine's previous investment performance has been satisfactory.

Advisory Fees. The Board considered the sub-advisory fees that would be payable to Brandywine and the total advisory fee payable by the Fund. The Board compared the level of the proposed advisory fee for the M Large Cap Value Fund to those of other funds with similar strategies. The Board noted that the proposed total advisory fee for the M Large Cap Value Fund was 43 basis points, which includes 15 basis points payable to the Adviser as an Advisory fee. The Board noted that the Fund's total advisory fee is less than 119 of the 137 managers in the peer group. The Board considered the profitability and "fall-out" benefits, if any, to be received by Brandywine and considered that Brandywine does not engage in soft dollar transactions. The Board concluded that the proposed sub-advisory fees payable to Brandywine were fair and reasonable and supported the approval of the New Sub-Advisory Agreement.

Economies of Scale. The Board considered the benefit to investors of economies of scale. The Board noted that as M Large Cap Value Fund assets increase, fixed operating costs are spread over a larger asset base, resulting in lower per share allocation of such costs. The Board concluded that, given the size of the Fund, economies of scale were not a significant factor to consider in connection with the approval of the New Sub-Advisory Agreement.

Brokerage Transactions. The Board considered Brandywine's intended brokerage selection process on behalf of the M Large Cap Value Fund. The Board noted that Brandywine selects brokers based on a number of stated criteria and that all brokerage firms used by Brandywine must be approved in accordance with their policies and procedures.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

Brokers are reviewed by and approved by Brandywine at least annually by its investment committee. The Board noted that Brandywine does not intend to engage in soft dollar transactions on behalf of the M Large Cap Value Fund. The Board noted that the M Large Cap Value Fund's CCO had reviewed Brandywine's written policies and procedures for fair trading and best execution. The Board concluded that it was satisfied with Brandywine's policies and procedures for brokerage selection and execution.

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, and after deliberation and consideration of the information provided, including the factors summarized above, the Board concluded that it was fair and reasonable and in the best interests of the M Large Cap Value Fund's shareholders to approve the New Sub-Advisory Agreement.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board meets on a quarterly basis to review the ongoing operations of the Corporation and the Funds (as defined below), and at each meeting, considers matters bearing on (1) the Investment Advisory Agreement (the "Advisory Agreement") between the Corporation and the Adviser, and (2) the Investment Sub-Advisory Agreements (each, a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") between the Adviser, on behalf of the M International Equity Fund, M Capital Appreciation Fund, M Large Cap Growth Fund and M Large Cap Value Fund (each, a "Fund" and collectively, the "Funds"), and Dimensional Fund Advisors ("DFA"), Frontier Capital Management Company, LLC ("Frontier"), DSM Capital LLC ("DSM") and, beginning on May 1, 2020, Brandywine, respectively (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The independent directors meet with the entire Board and hold separate executive sessions to the extent that the independent directors believe that such sessions are necessary.

At each quarterly meeting, the Board specifically reviews the investment performance of each Fund (reflecting the advisory services provided by the applicable Sub-Adviser), in both absolute terms and relative to each Fund's relevant benchmark index. The Board considers this performance in light of general economic conditions. Finally, the Board receives quarterly performance reports and Sub-Adviser evaluations from Strategic Capital Investment Advisors, Inc. ("Strategic Capital"), as summarized below.

In addition to investment performance, the quarterly reviews specifically address and consider other matters that bear upon and are part of the annual evaluation and approval, such as compliance (including code of ethics violations) matters.

These quarterly on-going reviews and monitoring form an important basis for the annual review and approval discussed below.

The Board utilizes the services of Strategic Capital to help choose and evaluate each of the Corporation's Sub-Advisers. Strategic Capital is an independent, third-party vendor that provides consulting services to institutional investors. The Adviser engages Strategic Capital primarily to evaluate existing Sub-Adviser performance and assist in searches for new sub-advisers, when necessary.

Strategic Capital provides the Board with Fund performance information quarterly. Strategic Capital also provides the Board with Sub-Adviser evaluations based upon on-going qualitative assessments and quantitative analysis.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

This evaluation provides the Board with an in-depth understanding of each Sub-Adviser's investment philosophy, process, capabilities and resources.

ANNUAL REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on March 13, 2020, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement and the Sub-Advisory Agreements with DFA, DSM and Frontier. At this meeting, the Board evaluated, among other things, written information provided by the Adviser and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of the Adviser (including answers provided at other Board meetings).

The Adviser and Sub-Advisers furnished information concerning a variety of aspects of the operation of the Funds including, (1) the capability of the Adviser and each Sub-Adviser to provide advisory services (including number and experience of personnel, administrative systems, and financial strength); (2) the nature, extent, and quality of services to be provided by the Adviser and each Sub-Adviser; (3) the Adviser's and each Sub-Adviser's regulatory compliance history; (4) the investment performance of each Fund; (5) advisory fees, considering the services provided; the costs and expenses of the Adviser or each Sub-Adviser; fees throughout the industry; the level of profit realized by the Adviser or each Sub-Adviser under the Advisory Agreements; and any collateral or "fall-out" benefits to the Adviser, each Sub-Adviser, or a Fund; (6) the extent to which economies of scale would be realized as the Corporation and the Funds grow and whether shareholders benefit from these economies of scale; and (7) each Sub-Adviser's choice of brokers and dealers for portfolio transactions and the cost for such transactions.

Below is a discussion of the information considered by the Board, as well as the Board's conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for its approval at its March 13, 2020 Board meeting.

Applicable rules of the U.S. Securities and Exchange Commission ("SEC") and relevant case law instruct mutual fund directors to consider a number of specific factors in approving and re-approving Advisory and Sub-Advisory Agreements. Those rules are designed for the typical situation where the adviser or sub-adviser is the sponsor (or an affiliate of the sponsor) of the fund and therefore the relationship is not an "arms-length" one (that is, since the advisor may have a strong or undue influence over the fund, the two parties are not in equal bargaining positions). Here, however, the Corporation and the Sub-Advisers are independent of each other, and there is no other material business arrangement between them, so that there is truly an "arms-length" bargaining position. In these circumstances, the SEC permits a fund's board to view certain otherwise applicable factors as not relevant or less material with respect to such "non-sponsor advisers" (see SEC Release No. 33-8433, June 23, 2004). Here, in accordance with such SEC guidance, factors that may be irrelevant (or less material than others) include the Sub-Advisers' costs and profits. In addition, there may be few, or fewer and less significant, collateral or "fall-out" benefits for the Sub-Advisers.

The following discussion is not intended to be all-inclusive. The Board was presented with and considered a significant amount of information and a variety of factors in connection with its review of the Advisory Agreement and the Sub-Advisory Agreements. The Board did not find it practicable to, and did not, quantify or otherwise

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. Nor did the Board identify any particular item of information or factor that was controlling. The approval determinations were made on the basis of each director's business judgment after consideration of all of the factors taken as a whole, although individual directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

1.  THE CAPABILITY OF THE ADVISER AND EACH SUB-ADVISER TO PROVIDE ADVISORY SERVICES AND THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed in detail the capability of the Adviser and each Sub-Adviser to provide advisory services to the Funds under the terms of the Advisory Agreement and Sub-Advisory Agreements. The Board reviewed the personnel at the Adviser and each Sub-Adviser responsible for providing advisory and sub-advisory services to the Funds.

The Board reviewed in detail the nature and extent of the services provided by the Adviser and Sub-Advisers under the terms of the Advisory Agreement and Sub-Advisory Agreements, and the quality of those services over the past year (and longer). The Board considered the experience of the Adviser and each Sub-Adviser as an investment manager. Regarding the Adviser, the Board noted that the Adviser has been registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1995. As of December 31, 2019, the Adviser had approximately $687.9 million in assets under management, all of which were assets of the Corporation. The Adviser delegates the day-to-day investment of the Funds to the Sub-Advisers. The Adviser monitors the general business activity of the Sub-Advisers through a variety of quarterly and annual questionnaires and on-site compliance meetings and reports significant changes and developments to the Board at least quarterly. The Board noted that a complete description of the services provided by the Adviser and the experience of its officers was contained in its Form ADV, which was included in the Board Materials. It was noted that the Adviser's organizational chart is also included in the Board Materials. The Board concluded that the Adviser has the operational experience, capability, resources and personnel necessary to continue to manage the Funds.

M International Equity Fund

The Board noted that DFA was founded in 1981 and has managed the M International Equity Fund since December 12, 2018. As of December 31, 2019, DFA had approximately $609 billion of assets under management. The Board noted that DFA uses a team approach in all business aspects. In accordance with the team approach, DFA investment professionals make investment decisions based on guidelines, policies and procedures established by its investment committee. The Board concluded that DFA has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

M Large Cap Growth Fund

The Board noted that DSM was founded in 2001 and has managed the M Large Cap Growth Fund since October 2009. As of December 31, 2019, DSM had approximately $7.8 billion of assets under management. The Fund is managed by one of DSM's founders and principals, Daniel Strickberger, with the support of a team of research analysts/portfolio managers. DSM has a complete operations group comprised of traders, compliance and

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

client service professionals, who also handle trade settlement, reconciliation and billing. The Adviser has direct access to DSM's principals. DSM manages two other mutual funds, one since 2009 and the other since 2012. The Board concluded that DSM has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

M Capital Appreciation Fund

The Board noted that Frontier has been registered as an investment adviser under the Advisers Act since 1981 and has managed the M Capital Appreciation Fund since its inception in January 1996. Frontier had $13.9 billion in assets under management as of December 31, 2019. Mike Cavaretta, one of Frontier's principals, has been primarily responsible for the management of the Fund since its inception. The Board noted that Frontier has significant investment operations and support staff, which include a dedicated back office, compliance and marketing professionals, analysts and portfolio managers. The Board concluded that Frontier has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

2.  REGULATORY COMPLIANCE HISTORY OF ADVISER AND SUB-ADVISERS

The Board considered the regulatory compliance history of the Adviser and each Sub-Adviser, which is reviewed quarterly by the Adviser and any material violations are brought to the attention of the Corporation's Chief Compliance Officer and the Board. Neither the Adviser, nor any of the Sub-Advisers had any material violations of any of their respective policies and procedures or their Codes of Ethics during the year ended December 31, 2019. Based upon information provided to it, the Board concluded that it was satisfied with the adequacy of the Adviser's and Sub-Advisers' compliance programs.

3.  THE INVESTMENT PERFORMANCE OF EACH FUND, THE ADVISER AND EACH SUB-ADVISER

The Board noted that investment performance for each Fund is primarily determined by the investment decisions of each Sub-Adviser. The Board also noted that the Adviser has the responsibility to manage each Sub-Advisory relationship and make decisions about when to recommend a change in Sub-Adviser. The Board noted that management monitors each Fund's performance on an on-going basis and the Board reviews performance quarterly. The Board noted the Adviser's approach to evaluating each Sub-Advisory relationship including meeting annually with each Sub-Adviser. The Board concluded that the Adviser is appropriately managing each Sub-Advisory relationship.

The Board reviewed the investment performance of each Fund for the one-, three-, five- and 10-year periods ended December 31, 2019 and for the period from the inception of each Fund through December 31, 2019.

M International Equity Fund

The Board considered the investment performance of M International Equity Fund while it has been managed by DFA. The Fund lagged its benchmark, the MSCI ACWI ex USA, for the one-, three-, five-, and ten-year periods, but exceeded the benchmark from inception to December 31, 2019. It was noted that the investment performance for periods prior to the 1-year period included management by the Fund's previous sub-advisers. The Board stated

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

that it places no weight on the Fund's performance prior to DFA assuming investment management responsibilities. The Board concluded that it was satisfied with DFA's investment performance.

M Large Cap Growth Fund

The Board considered the investment performance of M Large Cap Growth Fund while it has been managed by DSM. The Fund lagged its benchmark, the Russell 1000 Growth Index, for the one- and five-year periods, but exceeded the benchmark for the three- and 10-year periods and from inception to December 31, 2019. It was noted that the investment performance provided included 14 years of management by the Fund's previous sub-adviser, which was replaced largely due to poor investment performance. The Board stated that it places no weight on the Fund's performance prior to DSM assuming investment management responsibilities. The Board concluded that DSM's investment performance was adequate.

M Capital Appreciation Fund

The Board considered the investment performance of M Capital Appreciation Fund. The Fund exceeded its benchmark, the Russell 2500 Index, for the one-year and since inception periods ended December 31, 2019 but lagged for the three-, five- and 10-year periods. The Board noted that Frontier's investment performance was satisfactory.

4.  ADVISORY FEES PAYABLE TO THE ADVISER AND SUB-ADVISERS

The Board considered the advisory fees payable to the Adviser and Sub-Advisers. The Board noted that each Fund pays a management fee to the Adviser and the Adviser retains 0.15% of the management fee and pays the balance of the management fee to the applicable Sub-Adviser. The Board reviewed information comparing the advisory fee of each Fund to the advisory fee charged to similar funds. The Board considered the profitability of the Adviser and noted that no "fall-out" or collateral benefits were reported except the differentiation in the marketplace allowed by the relationship because M Member Firms were able to offer the Funds to their clients while the majority of their competitors were not. The Board concluded that the management fees and the portion of the management fees retained by the Adviser were fair and reasonable.

The Board reviewed a comparison of each Fund's advisory fees to those of other funds with similar strategies.

M International Equity Fund

The Board noted that based on the Fund's assets, the management fee includes 0.15% payable to the Adviser as an Advisory fee; plus a fee to DFA of 0.32% on the first $100 million of assets under management; plus 0.27% on amounts over $100 million. It was noted that the 0.32% and 0.27% fees are not charged on assets invested in the Emerging Markets Core Equity Portfolio of DFA Investment

Dimensions Group Inc. and the Board noted that assets invested in that Portfolio indirectly paid an advisory fee to DFA as the investment adviser to the Portfolio. The Board noted that the Fund's total advisory fee is less than 55 of the other 67 managers in the peer group. The Board noted that no "fall-out" or collateral benefits to DFA, the

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

Adviser or the Corporation resulting from the Sub-Advisory relationship were reported, and DFA does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that DFA's fees were fair and reasonable.

M Large Cap Growth Fund

The Board noted that based upon the Fund's assets, the management fee was 0.59% of its average daily net assets, of which 0.15% was retained by the Adviser and the remainder was paid to DSM. The Board noted that the Fund's total advisory fee is less than 104 of the 169 other managers in the peer group and the sub-advisory fee DSM charges to the Fund is lower than its standard fee structure for separately-managed accounts in its large cap growth strategy. The Board reviewed DSM's financial statements. The Board noted that no "fall-out" benefits to DSM, the Adviser or the Corporation resulting from the Sub-Advisory relationship were reported; however, DSM does engage in soft-dollar transactions on behalf of the Fund and other accounts. The Board concluded that DSM's fees were fair and reasonable.

M Capital Appreciation Fund

The Board noted that the Fund's management fee was 0.90% of average daily net assets, of which 0.15% was retained by the Adviser and the remainder was paid to Frontier. The Board noted that the Fund's total advisory fee is higher than 49 and the same as one of the other 53 funds in its peer group, but still falls within a reasonable range of its peers. The Board also noted that Frontier manages approximately 30 separate accounts in the capital appreciation strategy, and all but three pay the same fee that the Fund pays. The Board noted that no "fall-out" benefits to Frontier, the Adviser or the Corporation resulting from the Sub-Advisory relationship were reported, however, Frontier does engage in soft dollar transactions on behalf of the Fund and its other accounts. The Board concluded that Frontier's fees were fair and reasonable.

5.  THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS EACH FUND GROWS AND WHETHER SHAREHOLDERS BENEFIT FROM THESE ECONOMIES OF SCALE

The Board considered the benefit to investors of economies of scale. The Board noted that the portion of the management fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.15% of the average daily net assets of each Fund. The Board noted that the sub-advisory fees payable for the M International Equity Fund and M Large Cap Growth Fund to DFA and DSM, respectively, decrease at breakpoints while the sub-advisory fees payable for the M Capital Appreciation Fund to Frontier do not decrease at breakpoints. The Board noted that as assets in each of the Funds increase, fixed operating costs are spread over a larger asset base resulting in a lower per share allocation of such costs. The Board concluded that these economies of scale benefit shareholders.

6.  THE OPERATING EXPENSES OF THE FUNDS

The Board considered the operating expenses of each Fund. The Board noted that in addition to the advisory fee, each Fund is also responsible for payment of a portion of the Corporation's operating expenses. The Board reviewed information comparing the total annual operating expenses of each Fund to the total annual operating expenses of similar funds.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

The Board noted that the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees and extraordinary expenses) incurred by the Fund to the extent that such expenses exceed 0.25% of the Fund's average daily net assets. The Board noted that the Adviser reimbursed $87,634 in 2019 all of which related to the M International Equity Fund. The Board further noted that based on 2020 projected asset levels, which were calculated at the end of 2019, reimbursement of approximately $25,000 was expected for 2020; however, that number would likely be higher due to COVID-19 related asset declines. The Board concluded that the Corporation's operating expenses were fair and reasonable.

7.  THE SUB-ADVISERS' PROCESS FOR SELECTION OF BROKERS AND DEALERS FOR PORTFOLIO TRANSACTIONS AND THE COST FOR SUCH TRANSACTIONS.

The Board considered the brokerage transactions on behalf of the Funds. The Board noted that the trading and execution for the Funds is handled at the Sub-Adviser level. The Board noted that the Corporation's Chief Compliance Officer reviews each Sub-Adviser's written policies and procedures for fair-trading and best execution at least annually. The Board also noted that it is presented with quarterly reports of each Sub-Adviser's soft-dollar commission information. The Board concluded that it was satisfied with the Sub-Advisers' policies and procedures for broker selection and best execution.

The Board considered each Sub-Adviser's process for choosing brokers for each Fund.

M International Equity Fund

The Board noted that DFA selects brokers based on a number of stated criteria and that all brokers used by DFA must be approved in accordance with DFA's policies and procedures. Brokers are reviewed and approved by DFA at least annually by its investment committee. The procedures vary, depending upon the type of broker and securities, and the market where the securities are traded and an approved list of brokers is maintained. DFA Senior Investment Personnel may decide to suspend trading with a broker or remove a broker from the approved broker list for any reason. The Board noted that DFA does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that it was satisfied with DFA's policies and procedures for broker selection and execution.

M Large Cap Growth Fund

The Board noted that DSM's CCO works closely with its head trader and an outside compliance firm to review broker rotation and to ensure that all DSM clients receive similar execution over time. Brokers are evaluated by DSM's head trader based on stated criteria, such as execution, price, responsiveness, reporting, etc. DSM's analysts also rate each approved broker on the quality of industry conferences provided by the broker, as well as their company research. These evaluations result in an average overall score for each broker. The CCO and head trader meet to discuss the evaluations and to prepare a soft-dollar budget for the year based on evaluation results. DSM presents soft dollar information to the Board each quarter. The Board concluded that it was satisfied with DSM's policies and procedures for broker selection and best execution.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M Capital Appreciation Fund

The Board noted that the following three considerations are paramount to every decision Frontier makes regarding the selection of brokers and dealers to execute transactions for clients: (i) best execution; (ii) adherence to fiduciary duty; and (iii) compliance with the law. All decisions as to which broker or dealer will be selected to execute a particular transaction for a client account are made by a member of the trading desk. Frontier presents soft dollar information to the Board each quarter. The Board concluded that it was satisfied with Frontier's policies and procedures for broker selection and best execution.

CONCLUSIONS

The Board noted that no single factor was cited as determinative to the decision of the Board. Rather, after weighing all of the considerations and conclusions discussed above and based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board concluded that it was fair and reasonable and in the best interests of the Funds to continue the investment advisory agreement with the Adviser and the sub-advisory agreements with DFA, DSM and Frontier.

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited)

Portfolio Holdings Disclosure

Disclosure of the complete holdings of each Fund is required to be made quarterly within 60 days of the end of the Fund's fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders on Form N-CSR and in Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Funds' fiscal quarter. You can find SEC filings on the SEC's website, www.sec.gov. Each Fund will also make the quarterly holdings reports available on the Corporation's website at www.mfin.com. Once you reach the website, click on the M Funds link at the bottom of the web page. Then, click on the "Quarterly Holding Report" link.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Corporation's proxy voting policies and procedures and the Corporation's proxy voting record for the most recent twelve-month period ending June 30 are available (1) without charge, upon request, by calling the Corporation toll-free at 1-888-736-2878; and (2) on Form N-PX on the SEC's website at www.sec.gov.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited)

As an indirect shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only. As an indirect shareholder of a Fund, you do not incur any transactional costs, such as sales charges (loads), redemption fees or exchange fees. However, you do incur such transactional costs, as well as other fees and charges as an owner of a variable annuity contract or variable life insurance policy. If these transactional and other insurance company fees and charges were included, your costs would have been higher. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different variable annuities or variable life insurance policies.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited) (Continued)

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2020 to June 30, 2020)
M International Equity Fund
Actual	$1,000.00	$861.50	0.63%	$2.92
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.63%	3.17
M Large Cap Growth Fund
Actual	1,000.00	1,088.20	0.77%	4.00
Hypothetical (5% return before expenses)	1,000.00	1,021.00	0.77%	3.87
M Capital Appreciation Fund
Actual	1,000.00	849.10	1.13%	5.20
Hypothetical (5% return before expenses)	1,000.00	1,019.20	1.13%	5.67
M Large Cap Value Fund
Actual	1,000.00	814.70	0.68%	3.07
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.68%	3.42

*  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (366 days). In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying fund in which it invests. Such indirect expenses are not included in the above expense ratios.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	A schedule of investments is contained in the Registrant’s semi-annual report, which is attached to this report in response to Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 13(a)(2).

(a)(3)     Not applicable to this filing.

(a)(4)     Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 13(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By: /s/ Bridget McNamara-Fenesy
Bridget McNamara-Fenesy
President/Principal Executive Officer

Date: August 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Bridget McNamara-Fenesy
Bridget McNamara-Fenesy
President/Principal Executive Officer

Date: August 28, 2020

By: /s/ David Lees
David Lees
Treasurer/Principal Financial
and Accounting Officer

Date: August 28, 2020